Filed with the Securities and Exchange Commission on May 1, 2000

                            Registration No. 333-48457

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form S-6


                        POST-EFFECTIVE AMENDMENT NO 3 TO
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 OF
         SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


A.   Exact name of trust: Variable Account B

B.   Name of depositor:  American  International  Life Assurance  Company of New
     York

C. Complete address of depositor's principal executive offices: 80 Pine Street, New York, NY 10005

D.   Name and address of agent for service:
     Kenneth D. Walma, Esq.
     Vice President and General Counsel
     One Alico Plaza
     600 King Street
     Wilmington, DE  19801

COPIES TO:
Michael Berenson, Esq.          and    Ernest T. Patrikis, Esq.
Jorden Burt Boros Cicchetti            Senior Vice President and General Counsel
Berenson & Johnson, LLP                American International Group, Inc.
Suite 400 East                         70 Pine Street
1025 Thomas Jefferson Street, NW       New York, NY  10270
Washington, DC  20007-0805

It is proposed that this filing will become effective (check appropriate box)

       immediately upon filing pursuant to paragraph (b) of Rule 485
----

  X   on May 1, 2000  pursuant to paragraph (b) of Rule 485
----

___ 60 days after filing pursuant to paragraph (a)(i) of Rule 485 on ______ pursuant to paragraph (a)(i) of Rule 485
----

___ on _____ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E.   Title and amount of securities being registered:

     Flexible Premium Variable Life Insurance Policies.

F.   Approximate date of proposed public offering:

     As soon as practicable after the effective date of this Registration Statement.

G.   Amount of Filing Fee: N/A

                                     Part I

                                                          American International
                                                                  Life Assurance
                                                             Company of New York
                                                              Variable Account B
                                                                  80 Pine Street
                                                             New York, NY  10005
                                                                  1-800-340-2765


              Flexible Premium Variable Universal Life Policy

American International Life Assurance Company of New York is offering life insurance coverage under the policy described in this prospectus. The policy is a group flexible premium variable universal life policy. You may be issued a certificate as evidence of your coverage under a group arrangement. The description of the policy in this prospectus is fully applicable to your certificate and the word "policy" includes any such certificate. The policy allows you, as the owner, within limits, to:

o Select the Face Amount of life insurance. You may within limits change your initial selection as your insurance needs change.

o Select the amount and timing of premium payments. You may make more premium payments than scheduled or stop making premium payments.

o Allocate premium payments and your Policy Account Value among the variable investment options and the Guaranteed Account.

o Receive payments from your policy while the Insured is alive through loans, partial surrenders or a full surrender.

This document contains information about the policy. You should read this document carefully before you decide to purchase the policy. You should also keep this document for future reference.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the policy or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.




                                  May 1, 2000

Investment Options

Variable Investment Options

The Separate Account is divided into Subaccounts. Each Subaccount invests in shares of a specific portfolio of the Alliance Variable Products Series Fund, Inc. The portfolios of the fund which are available under the policy are named below. The prospectus for the fund contains information about each portfolio. You should read these prospectus carefully.

Alliance Variable Products Series Fund, Inc.
(managed by Alliance Capital Management L.P.)

o        Conservative Investors Portfolio
o        Global Bond Portfolio
o        Global Dollar Government Portfolio
o        Growth Portfolio
o        Growth and Income Portfolio
o        Growth Investors Portfolio
o        High-Yield Portfolio
o        Money Market Portfolio
o        North American Government Portfolio
o        International Portfolio
o        Premier Growth Portfolio
o        Quasar Portfolio
o        Real Estate Investors Portfolio
o        Short-Term Multi-Market Portfolio
o        Technology Portfolio
o        Total Return Portfolio
o        U.S. Government High Grade Portfolio
o        Utility Income Portfolio
o        Worldwide Privatization Portfolio


Guaranteed  Investment Option

The Guaranteed Account is part of our general account. We will credit interest equal to at least 4% per year, compounded annually on that portion of policy Account Value that you allocate to the Guaranteed Account. We may, in our discretion, elect to credit a higher rate of interest. This document generally describes only that portion of the Policy Account Value allocated to the Variable Account.

                                Table of Contents

Special Terms

Summary of the Policy
         Overview
         Applying for a Policy
         Premium Payments
         Policy Account Value
         Death Benefit
         Cash Benefits During the Life of the Insured
         Expenses of the Policy
         Federal Tax Considerations

Purchasing a Policy
         Applying for a Policy
         Your Right to Cancel the Policy
         Premiums
                  Restrictions on Premiums
                  Minimum Initial Premium
                  Planned Periodic Premiums
                  Additional Premiums
                  Effect of Premium Payments
                  Grace Period
                  Premium Allocations
                  Crediting Premiums

The Investment Options

Investing Your Policy Account Value
         Determining the Policy Account Value
         Transfers
         Dollar Cost Averaging

Death Benefit

Cash Benefits During the Insured's Life

Payment Options for Benefits

Expenses of the Policy

Supplemental  Benefits and Riders

Other Policy Provisions

Performance Information

Federal Income Tax Considerations

Distribution of the Policy

About Us and the Accounts

Our Directors and Executive Officers

Other Information

Financial Statements

Appendices

                                  Special Terms


We have capitalized some special terms we use in this document. We have defined these terms here.

Accounts.   The Separate Account and the Guaranteed Account

Administrative Office.   One Alico Plaza, P.O. Box 8718, Wilmington, DE 19801.

Attained Age. The Insured's age as of the Policy Date plus the number of full years since the Policy Date.

Beneficiary. The person(s) entitled to the death benefit under the policy if the Insured dies while coverage under the policy is in force.

Cash Surrender Value. The Policy Account Value less any surrender charge that would be assessed if the policy were surrendered.

Code.  The Internal Revenue Code of 1986, as amended.

Face Amount. The amount of insurance specified by the Owner and from which the amount payable to a beneficiary will be determined.

Grace Period. The period of time that the policy continues to be in force while the Net Cash Surrender Value is less than the total monthly deductions then due. It begins on a Monthly Anniversary when the Net Cash Surrender Value is less than the total monthly deduction then due.

Guaranteed Account. An account within the general account which consists of all of our assets other than the assets of the Separate Account and any of our other separate accounts.

Insured. A person whose life is covered under the policy. At the time of application, the Insured must be 75 years of age or younger.

Issue Date. The date the policy is actually issued and from which we measure contestability periods. It may be later than the Policy Date.

Loan Account. The portion of the Policy Account Value held in the Guaranteed Account as collateral for loans.

Monthly Anniversary. The same day as the Policy Date for each succeeding month. If the day of the monthly anniversary is the 29th, 30th or 31st and a month has no such day, the Monthly Anniversary is deemed to be the last day of that month.

Net Cash Surrender Value.   The Cash Surrender Value less any outstanding Loans.

Net Premium. Any premium paid less any expense charges deducted from the premium payment.

Owner. The person who purchased the policy as shown in the application, unless later changed.

Policy Account Value. The total amount in the Accounts credited to your policy.

Policy Date. The date as of which we have received the initial premium and an application in good order. Coverage begins on the Policy Date which is also the date used to determine all anniversary dates.

Policy Year.  Each period of twelve months commencing with the Policy Date.

Separate Account.   Variable Account B, a separate investment account of ours.

Valuation Date.   Each day the New York Stock Exchange is open for trading.

Valuation Period. A period commencing with the close of trading on the New York Stock Exchange (currently 4 P.M., Eastern Time) on any Valuation Date and ending as of the close of the New York Stock Exchange on the next succeeding Valuation Date.

                              Summary of the Policy


Because this is a summary, it does not contain all the information that may be important to you. You should read this entire document carefully before you decide to purchase a policy.

Overview

The policy is a flexible premium variable universal life policy. Like traditional life insurance, the policy provides an initial minimum death benefit and cash benefits that you can access through loans, partial surrenders or a full surrender. Unlike traditional life insurance, you may choose how to invest your policy Account Value.

The policy allows you to make certain choices that will tailor the policy to your needs. When you apply for the policy, we will ask you to make some of these choices. You may also change your choices to meet your changing insurance needs.

In addition, we may in the future offer several riders to the policy. These riders will provide you with the flexibility to design an insurance product that meets your specific needs.

If you select any variable investment options, your policy benefits will vary based upon the returns earned by those variable investment options. The returns may be zero or negative and you bear this risk.

Applying for a Policy

When you apply for a policy, you must select the Face Amount. The Face Amount is the initial amount of life insurance coverage on the Insured. It must be at least $50,000 when you apply.

 Your policy will become effective after:

o    We accept your application.

o    We receive an initial premium payment in an amount we determine.

o    We have completed our review of your application to our satisfaction.

Your Right to Cancel the Policy

Once you receive your policy, you should read the policy. You have the right to cancel the policy for any reason within the later of:

o    45 days after you sign Part I of the application.

o 10 days after you receive the policy. If required by the state where you live, we will extend the time period to the number of days required by law.

Premium Payments

Before your policy is effective, you must pay the minimum initial premium. We will calculate the initial minimum premium based on a number of factors, such as the age, sex and underwriting rate class of the proposed Insured, the desired Face Amount, and any supplemental benefits or riders applied for and whether premiums will be paid by pre-authorized checking. A table is provided in Appendix A.

When you apply for a policy you will select the amount of premium payments you plan to pay during the term of the policy. We will establish a minimum for this amount. You will also select intervals when you plan to pay this pay this premium amount. This may be monthly, quarterly, semiannually, or annually. Pre-authorized checking may be required for monthly payments.

During the term of the policy, you may pay premiums at any time and in any amount, within limits. Thus, you are not required to pay the planned periodic premium and you may make payments in addition to the planned periodic premium.

Policy Account Value

We will measure your benefits under the policy by your Policy Account Value. Your Policy Account Value will reflect:

o    the premiums you pay;

o    the returns earned by the subaccounts you select;

o    the interest earned on the amount allocated to the Guaranteed Account;

o    any loans or partial surrenders; and

o    the policy charges and expenses we deduct.

Death Benefit

When you apply for a policy, you must select:

o    The Face Amount.

o The death benefit option, which determines the manner in which we calculate the death benefit for your policy.

You may select from two death benefit options. They are:

o Option I: Level Death Benefit Option. The basic death benefit will be the greater of:

1.   The Face Amount; or

2. Policy Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

o Option II: Increasing Death Benefit Option. The basic death benefit will be the greater of:

1.   The Face Amount plus the Policy Account Value; or

2. Policy Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

Within limits, you may change the death benefit option and, after the first Policy Year, may change the Face Amount.


Cash Benefits During the Life of the Insured

During the life of the Insured, your policy has cash benefits that you can access within limits through loans, partial surrenders or a full surrender.

o Loans -- You may borrow against your Net Cash Surrender Value at any time. If your policy is a modified endowment contract, the Code may treat the loan as a taxable distribution of income.

o Partial Surrender -- You may withdraw part of your Policy Account Value after the first Policy Year. We may deduct an administrative charge. If you make a partial surrender during the surrender charge period, we will deduct a surrender charge. A partial surrender may result in a decrease in the Face Amount of your policy depending upon your death benefit option.

o Full Surrender -- You may surrender your policy for its Net Cash Surrender Value. If you surrender your policy during the surrender charge period, we will deduct a surrender charge. A surrender will terminate your policy.

Expenses of the Policy

We deduct expenses related to your policy. These deductions are made:

o    from premium,  your Policy Account Value and the assets of the subaccounts;
     and

o    upon certain transactions.

Deduction From Premium -- we will deduct 5% from your premium payments plus a state specific percent of premium equal to the state and local premium tax rate applicable to the policy. These deductions are for state premium taxes, federal taxes, sales and other acquisition related expenses.

Monthly Deductions From Policy Account Value -- we will deduct on each Monthly Anniversary charges for:

o         The administration of your policy.

o         The cost of insurance for your policy.

o         The costs associated with acquiring  and underwriting your policy.

o         The cost of any supplemental benefits or riders.

The monthly deduction is deducted from your Accounts on a pro rata basis in the same proportion as you have Policy Account Value in each Account.

Deductions from Subaccount Net Assets -- we will deduct a daily charge for the mortality and expense risks we assume at an annual rate not to exceed 0.90% of your Policy Account Value in the subaccounts.

Deductions Upon Certain Policy Transactions -- If you make a policy transaction, a charge may apply. They are:

o Transfer Charge -- You may make twelve transfers from your subaccounts each Policy Year free of charge. Thereafter, we will deduct a fee of $25 per transfer from the transferred amount.

o Administrative Charge for Partial Surrenders - We currently deduct an administrative charge of $25 upon a partial surrender. In certain states the charge may be the lesser of $25 or 2% of the amount surrendered.

o Surrender Charge - A surrender charge for partial surrenders is equal to a pro rata portion of the surrender charge that would apply to a full surrender. This applies during the first 14 Policy Years and for the first 14 Policy Years immediately following an increase in Face Amount. If you request a full surrender during the first 14 Policy Years, we may deduct a surrender charge based on the initial Face Amount. If you request a surrender within 14 years immediately following an increase in Face Amount, we will deduct a surrender charge based on the increase in Face Amount. The surrender charge will be deducted before any surrender proceeds are paid.

o Surrender Charge for Face Amount Decreases -- We may also deduct a surrender charge from the Policy Account Value upon a decrease in Face Amount. If you request a decrease in Face Amount during the first 14 Policy Years, we will deduct a surrender charge based on the initial Face Amount. If you request a decrease within 14 years immediately following an increase in Face Amount, we will deduct a surrender charge based on the increase in Face Amount.

In addition, you will indirectly bear the costs of the investment management fees and expenses paid from the assets of the portfolios you select.

The following tables are designed to help you understand the various fees and expenses that you will bear directly or indirectly. The first table shows the policy charges and deductions you will bear directly under the policy. The second table shows the fees and expenses of the portfolios that you will bear indirectly when you purchase a policy.





                          Policy Charges and Deductions

Transaction Charges

     Sales and DAC Tax Charge 5% of each premium payment

     Premium Tax Charge(1) 0.50% to 5% of each premium payment

     Transfer Charge $25 for each transfer in excess of 12 each Policy Year

     Surrender Charge During the first 14 Policy Years and the first years immediately following an increase in Face Amount, there will be a surrender charge of up to 25% of the first year premium paid up to a surrender charge premium plus 4% of the first year premium paid in excess of the surrender charge premium. (3)

     Partial Surrender Administrative $25 per partial surrender - In certain states the charge may Charge the lesser of $25 or 2% of the amount surrendered.


Account Value Charges (deducted monthly)

     Cost of Insurance Charge(2)

   Current                               Guaranteed

Ranges from 0.04083 per             Ranges from 0.05667 per
$1,000 of net amount at risk        $1,000 of net amount at risk
to 58.95273 per $1,000 of net       to 90.90909 per $1,000 of net
amount at risk(4)                   amount at risk(4)

Monthly Expense Charge                               Current          Guaranteed

If the Face Amount is between $50,000 and $199,000   $  7.50           $15.00
If the Face Amount is between $200,000 and $499,000  $  5.00           $10.00
If the Face Amount is between $500,000 and greater   $  4.00           $10.00
First Year Additional Charge                         $ 20.00           $25.00


     First Year Administrative Charge Up to $25 per month during the first Policy Year and for 12 months following an increase in Face Amount

     Annual Separate Account Charges (deducted daily and shown as an annualized percentage of average net assets)

         Mortality and Expense Risk Charge    Current                           Guaranteed

                                              0.90% (policy years 1-10)            0.90%
                                              0.50% (policy years 11+)

(1) We deduct a premium tax charge equal to the actual state tax rate from each premium payment. State and local premium tax rates range from 0.50% to 5%.

(2) The current cost of insurance charge will never exceed the guaranteed cost of insurance charge shown in the policy. The net amount at risk is the difference between the death benefit divided by 1.0032737 and the current Policy Account Value. (See "Expenses of the Policy - Cost of Insurance Charge.")

(3) A policy's surrender charge premium is based on the issue age, sex and smoker status of the Insured and the Face Amount. For a 45 year old non-smoking male purchasing $500,000 Face Amount the surrender charge premium would be $8,530.00. For a 65 year old non-smoking male purchasing $200,000 Face Amount, the surrender charge premium would be $10,762.00. The lowest and highest maximum surrender charge will range from $5.60 to $34.42 per $1,000 of Face Amount. (See Appendix B for additional examples of surrender charge premiums.)

(4) Current and guaranteed cost of insurance charges are based on the issue age (or Attained Age in the case of increase in Face Amount), sex, rate class of the Insured, and Policy Year.

                            ANNUAL PORTFOLIO EXPENSES

                          Before Waivers/Reimbursement

                             As of December 31, 1999

The purpose of this table is to assist the Owner in understanding the various costs and expenses that will be incurred, directly or indirectly. It is based on historical expenses as a percentage of net assets before waivers and/or reimbursements, if applicable, for the year ended December 31, 1999, except as indicated below. Expenses of the portfolios of the Funds are not fixed or specified under the terms of the Policy. Actual expenses may vary.

                                                             Management         Other             Total
                                                             Fees             Expenses(1)        Expenses

Alliance Variable Products Series Fund(2)
Conservative Investors Portfolio                                    0.75%          0.43%            1.18%
Global Bond Portfolio                                               0.65%          0.39%            1.04%
Global Dollar Government Portfolio                                  0.75%          1.54%            2.29%
Growth Portfolio                                                    0.75%          0.09%            0.84%
Growth Investors Portfolio                                          0.75%          0.72%            1.47%
Growth and Income Portfolio                                         0.63%          0.08%            0.71%
High-Yield Portfolio                                                0.75%          0.65%            1.40%
International Portfolio                                             1.00%          0.36%            1.36%
Money Market Portfolio                                              0.50%          0.14%            0.64%
North American Government Income Portfolio                          0.65%          0.55%            1.20%
Premier Growth Portfolio                                            1.00%          0.05%            1.05%
Quasar Portfolio                                                    1.00%          0.19%            1.19%
Real Estate Investment Portfolio                                    0.90%          0.82%            1.72%
Short-Term Multi Market Portfolio                                   0.55%          2.10%            2.65%
Technology Portfolio                                                1.00%          0.12%            1.12%
Total Return Portfolio                                              0.63%          0.23%            0.86%
U.S. Government/High Grade Securities Portfolio                     0.60%          0.26%            0.86%
Utility Income Portfolio                                            0.75%          0.39%            1.14%
Worldwide Privatization Portfolio                                   1.00%          0.46%            1.46%

(1) Other expenses are based on the expenses outlined in the prospectuses for the Alliance Variable Products Series Funds.

(2) Expenses for the following portfolios after waivers and reimbursement by the Alliance Variable Products Series Fund's investment adviser for the year ended December 31, 1999, were as follows:

                                                                Management       Other              Total
                                                                   Fees         Expenses         Expenses

Alliance Variable Products Series Fund(2)
Conservative Investors Portfolio                                    0.70%          0.25%            0.95%
Global Bond Portfolio                                               0.65%          0.25%            0.90%
Global Dollar Government Portfolio                                  0.12%          0.83%            0.95%
Growth Investors Portfolio                                          0.55%          0.40%            0.95%
High-Yield Portfolio                                                0.60%          0.35%            0.95%
International Portfolio                                             0.69%          0.26%            0.95%
Money Market Portfolio                                              0.50%          0.14%            0.64%
North American Government Income Portfolio                          0.61%          0.34%            0.95%
Quasar Portfolio                                                    0.81%          0.14%            0.95%
Real Estate Investment Portfolio                                    0.49%          0.46%            0.95%
Short-Term Multi Market Portfolio                                   0.55%          0.40%            0.95%
Technology Portfolio                                                0.71%          0.24%            0.95%
Utility Income Portfolio                                            0.72%          0.23%            0.95%
Worldwide Privatization Portfolio                                   0.63%          0.32%            0.95%


Federal Tax Considerations

 Your purchase of, and transactions under, your policy may have tax consequences that you should consider before purchasing the policy. You may wish to consult a tax adviser. In general, the death benefit will not be taxable income to the Beneficiary. You will not be taxed as your Policy Account Value increases. Upon a distribution from your policy, however, you may be taxed on any increase in Policy Account Value.


                               Purchasing a Policy


Applying for a Policy

To purchase a policy, you must complete an application and submit it to us. You must specify certain information in the application, including the Face Amount, the death benefit option and supplemental benefit riders, if any. We may also require information to determine if the Insured is an acceptable risk to us. We may require a medical examination of the Insured and ask for additional information.

You may apply for a policy to cover a person who is younger than age 76. A newborn may be an Insured. The minimum Face Amount is $50,000.

We require a minimum initial premium before we will issue the policy. You may pay the minimum initial premium when you submit the application or at a later date.

We will not issue a policy until we have accepted the application. We will accept an application if it meets our underwriting rules. We reserve the right to reject an application for any reason or "rate" an Insured as a substandard risk.

Your policy will become effective after:

o         We accept your application.

o         We receive an initial premium payment in an amount we determine.

o         We have completed our review of your application to our satisfaction.

Your Right to Cancel the Policy

Once you receive your policy, you should read the policy. You have the right to cancel the policy for any reason within the later of:

o    45 days after you sign Part I of the application; or

o 10 days after you received the policy. If required by the state where you live, we will extend the time period to the number of days required by law.

This is your "period to examine and cancel."

Your right to cancel also applies to the amount of any increase in Face Amount.

You may cancel the policy by returning it to our Administrative Office or to your agent within the applicable time with a written request for cancellation. We will refund you the premium paid on the policy. Thus, the amount we return will not reflect the returns of the subaccounts you selected in your application.

Premiums

The policy allows you to select the timing and amount of premium payments within limits. Send premium payments to our Administrative Office.

Restrictions on Premiums.   We may not accept any premium payment:

o    If it is less than $50.

o If the premium would cause the policy to fail to qualify as a life insurance contract as defined in Section 7702 of the Code. We will refund any portion of any premium that causes the policy to fail. In addition, we will monitor the policy and will attempt to notify you on a timely basis if your policy is in jeopardy of becoming a modified endowment contract under the Code.

o If the premium would increase the amount of our risk under your policy by an amount greater than that premium amount. In such cases, we may require satisfactory evidence of insurability before accepting that premium.

Minimum Initial Premium. We will calculate the minimum initial premium. The amount is based on a number of factors, including the age, sex and rating class of the proposed Insured, the desired Face Amount and any supplemental benefits or riders applied for and whether premiums will be paid by pre-authorized checking.

Planned Periodic Premium. When you apply for a policy, you select a plan for paying level premiums at specified intervals. The intervals may be monthly, quarterly, semi-annually or annually, for the life of the policy. Pre-authorized checking may be required for monthly payments. We will establish a minimum amount that may be used as the planned periodic premium.

You are not required to pay premiums in accordance with this plan. Rather, you can pay more or less than the planned periodic premium or skip a planned periodic premium entirely. At any time you can change the amount and frequency of planned periodic premium by sending a written notice to our Administrative Office.

Additional Premiums. Additional premiums are premiums other than planned premiums. Additional premiums may be paid in any amount and at any time subject to the Code. Depending on the Policy Account Value at the time of an increase in the Face Amount and the amount of the increase requested, an additional premium may be needed to prevent your policy from terminating.

Effect of Premium Payments. In general, paying all planned periodic premiums may not prevent your policy from lapsing. In addition, if you fail to pay any planned periodic premiums, your policy will not necessarily lapse.

Your policy will lapse only when the Net Cash Surrender Value on a Monthly Anniversary is less than the amount of that date's monthly deduction. This could happen if the Net Cash Surrender Value has decreased because:

o of the negative return or insufficient return earned by one or more of the subaccounts you selected; or

o of any combination of the following -- you have outstanding loans, you have taken partial surrenders, we have deducted policy expenses, or you have made insufficient premium payments to offset the monthly deduction.

Grace Period. In order for insurance coverage to remain in force, the Net Cash Surrender Value on each Monthly Anniversary must be equal to or greater than the total monthly deductions for that Monthly Anniversary. If it is not, you have a Grace Period of 61 days during which the policy will continue in force. The Grace Period begins on the Monthly Anniversary that the Net Cash Surrender Value is less than the total monthly deductions then due. If we do not receive a sufficient premium before the end of the Grace Period, the policy will terminate without value.

We will send you a written notice within 30 days of the beginning of any Grace Period. The notice will state:

o    A Grace Period of 61 days has begun.

o The amount of premium required to prevent your policy from terminating. This amount is equal to the amount needed to increase the Net Cash Surrender Value sufficiently to cover total monthly deductions for the next three (3) Monthly Anniversaries.

If the Insured dies during the Grace Period, we will still pay the death benefit to the Beneficiary. The amount we pay will reflect a reduction for the unpaid monthly deductions due on or before the date of the Insured's death.

If your policy lapses with an outstanding loan you may have taxable income.

Premium Allocations. In the application, you specify the percentage of Net Premiums to be allocated to each subaccount or to the Guaranteed Account. However, until the period to examine and cancel expires, we invest this amount in the Money Market Subaccount. On the first business day after the period expires, we will reallocate your Policy Account Value based on the premium allocation percentages in your application.

For  all  subsequent  premiums,  we  will  use the  allocation  percentages  you specified in the application until you change them. You can change the allocation percentages at any time by sending written notice to our Administrative Office. The change will apply to all Premiums received with or after your notice.

Allocation  Rules.   Your  allocation   instructions  must  meet  the  following
requirements:

o    Each allocation percentage must be a whole number; and

o Any allocation to a subaccount must be at least 5%; and the sum of your allocations must equal 100%.

Crediting Premiums. Your initial Net Premium will be credited to your Policy Account Value as of the Policy Date. We will credit and invest subsequent Net Premiums on the date we receive the premium or notice of deposit at our Administrative Office.

If any premium requires us to accept additional risk, we will allocate this amount to the Money Market Subaccount until we complete our underwriting. When accepted, and at the end of the period to examine and cancel the policy, we will allocate it in accordance with your allocation percentages.

                             The Investment Options


You may allocate your Policy Account Value to:

o        the Subaccounts which invest in the variable investment options; or

o        the Guaranteed Account.


Variable Investment Options

Under the Policy, you may currently allocate your Policy Account Value into any of the available Subaccounts. Each Subaccount invests in a distinct portfolio of the Alliance Variable Products Series Fund. These portfolios operate similarly to a mutual fund but are only available through the purchase of certain insurance contracts.

Alliance Variable Products Series Fund, Inc.

Conservative Investors Portfolio - seeks to achieve a high total return without, in the view of Alliance, undue risk to principal.

Global Bond Portfolio - seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high-quality debt securities denominated in the U.S. Dollar and a range of foreign currencies. The sub-adviser for this portfolio is AIGAM International Limited, an affiliate of American International Group, Inc.

Global Dollar Government Portfolio - seeks a high level of current income and, secondarily, capital appreciation.

Growth Portfolio - seeks to provide long term growth of capital. Current income is indidental to the Portfolio's objective.

Growth and Income Portfolio - seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.

Growth Investors Portfolio - seeks to achieve the highest total return consistent with what Alliance considers to be reasonable risk.

High-Yield Portfolio - seeks to earn the highest level of current income without assuming undue risk by investing principally in high-yielding fixed income securities rated Baa or lower by Moody's or BBB or lower by S&P, Duff & Phelps or Fitch or, if unrated, of comparable quality.

Money Market Portfolio - seeks safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives.

North American Government Income Portfolio - seeks the highest level of current income, consistent with what Alliance considers to be prudent investment risk, that is available from a portfolio of debt securities issued or guaranteed by the United States, Canada and Mexico, their political subdivisions (including Canadian provinces, but excluding the states of the United States), agencies, instrumentalities or authorities.

International Portfolio - seeks to obtain a total return on its assets from long-term growth of capital principally through a broad portfolio of marketable securities of established non-U.S. companies (i.e., companies incorporated outside the U.S.), companies participating in foreign economies with prospects for growth, and foreign government securities.

Premier Growth Portfolio - seeks growth of capital by pursuing aggressive investment policies.

Quasar Portfolio - seeks growth of capital by pursuing aggressive investment policies. Current income is incidental to the Portfolio's objective.

Real Estate Investment Portfolio - seeks total return from long-term growth of capital and from income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

Short-Term Multi Market Portfolio - seeks the highest level of current income, consistent with what Alliance considers to be prudent investment risk, that is available from a portfolio of high-quality debt securities having remaining maturities of not more than three years.

Technology Portfolio - seeks growth of capital. Current income is incidental to the Portfolio's objective.

Total Return Portfolio - seeks to achieve a high return through a combination of current income and capital appreciation.

U.S. Government/High Grade Securities Portfolio - seeks high current income consistent with preservation of capital.

Utility Income Portfolio - seeks current income and capital appreciation by investing primarily in equity and fixed-income securities of companies in the utilities industry.

Worldwide Privatization Portfolio - seeks long-term capital appreciation.


Guaranteed Investment Option

Under the policy, you may currently allocate your Policy Account Value to the Guaranteed Account. In addition, if you request a loan, we will allocate part of your Policy Account Value to the Loan Account which is part of the Guaranteed Account.

We treat each allocation and transfer separately for purposes of crediting interest and making deductions from the Guaranteed Account.

Interest Credited On the Guaranteed Account. All of your Policy Account Value held in the Guaranteed Account will earn interest at a rate we determine in our sole discretion. This rate will never be less than 4% per year compounded annually. You assume the risk that interest credited may not exceed the guaranteed minimum rate of 4% per year. The Loan Account portion of your Policy Account Value may earn a different interest rate than the remaining portion of your Policy Account Value in the Guaranteed Account.

Deductions from the Guaranteed Account. We will deduct any transfers, partial surrenders or any policy expenses from the Guaranteed Account and your variable investment options on a pro rata basis, unless you provide other directions. No portion of the Loan Account may be used for this purpose.

The Loan Account will only increase or decrease in value when policy loans are taken or repayments are made. If an amount is transferred from the Loan Account to the remaining portion of the guaranteed Policy Account Value, it will be treated as a new allocation to the Guaranteed Account and will be credited with interest at the rate then in effect for Guaranteed Account allocations.

Payments from the Guaranteed Account. If we must pay any part of the proceeds for a loan, partial surrender or full surrender from the Guaranteed Account, we may defer the payment for up to six months from the date we receive the written request. If we defer payment from the Guaranteed Account for 30 days or more, we will pay interest on the amount we deferred at a rate of 4% per year, compounded annually, until we make payment.


                       Investing Your Policy Account Value


The policy allows you to choose how to invest your Policy Account Value. Your Policy Account Value will increase or decrease based on:

o         The returns earned by the Subaccounts you select.

o         Interest credited on amounts allocated to the Guaranteed Account.

We will determine your policy benefits based upon your Policy Account Value. If your Policy Account Value is insufficient, your policy may terminate. If the Net Cash Surrender Value on a monthly anniversary is less than the amount of that date's monthly deduction, the policy will be in default and a Grace Period will begin.

Determining the Policy Account Value

On the Policy Date, your Policy Account Value is equal to your initial Net Premium. If the Policy Date and the Issue Date are the same day, the Policy Account Value is equal to your initial premium, less the premium expenses and monthly deduction.

On each Valuation Date thereafter, your Policy Account Value is equal to:

o         Your Policy Account Value held in the subaccounts; and

o         Your Policy Account Value held in Guaranteed Account.

Your Policy Account Value will reflect:

o         the premiums you pay;

o         the returns earned by the subaccounts you select;

o         the interest credited on amounts allocated to the Guaranteed Account;

o         any loans or partial surrenders; and

o         the policy expenses we deduct.

Policy Account Value in the Subaccounts. We measure your Policy Account Value in the subaccounts by the value of the subaccounts' accumulation units we credit to your policy. When you allocate premiums or transfer part of your Policy Account Value to a subaccount, we credit your policy with accumulation units in that subaccount. The number of accumulation units equals the amount allocated to the subaccount divided by that subaccount's accumulation unit value for the Valuation Date when the allocation is effected.

The number of subaccount accumulation units we credit to your policy will:

o increase when Net Premium is allocated to the subaccount, amounts are transferred to the subaccount and loan repayments are credited to the subaccount.

o decrease when the allocated portion of the monthly deduction is taken from the subaccount, a loan is taken from the subaccount, an amount is transferred from the subaccount, or a partial surrender, including the partial surrender charge, is taken from the subaccount.

Accumulation Unit Values. A subaccount's accumulation unit value varies to reflect the return of the portfolio and may increase or decrease from one Valuation Date to the next. We arbitrarily set the accumulation unit value for each subaccount at $10 when the subaccount was established. Thereafter, the accumulation unit value equals the accumulation unit value for the prior Valuation Period multiplied by the net investment factor for the current Valuation Period.

Net Investment Factor. The net investment factor is an index we use to measure the investment return earned by a subaccount during a Valuation Period. It is based on the change in net asset value of the portfolio shares held by the subaccount, and reflects any dividend or capital gain distributions on the portfolio shares and the deduction of the daily mortality and expense risk charge.

Guaranteed Policy Account Value. On any Valuation Date, the Guaranteed Account portion of your Policy Account Value equals:

o    the total of all Net Premium, allocated to the Guaranteed Account, plus

o    any amounts transferred to the Guaranteed Account, plus

o    interest   credited  on  the  amounts  allocated  and  transferred  to  the
     Guaranteed Account, less

o    the amount of any transfers from the Guaranteed Account, less

o the amount of any partial surrenders, including the partial surrender charges, taken from the Guaranteed Account, and less

o the allocated portion of the monthly deduction deducted from the Guaranteed Account, plus

o    the amount of the Loan Account.

If you take a loan, we transfer the amount of the loan to the Loan Account held in the Guaranteed Account. The value of your Loan Account includes transfers to and from the Loan Account as you take and repay loans and interest credited on the Loan Account.

Net Policy Account Value. The net Policy Account Value on a Valuation Date is the Policy Account Value less outstanding loans on that date.

Cash Surrender Value. The Cash Surrender Value on a Valuation Date is the Policy Account Value reduced by any surrender charge that would assessed if the policy were surrendered on that date.

Net Cash Surrender Value. The Net Cash Surrender Value on a Valuation Date is the amount you would receive on a surrender of your policy and is equal to:

o    the Cash Surrender Value, less

o    the outstanding loan on that date.

Transfers


You may transfer Policy Account Value among the subaccounts and to the Guaranteed Account after the period to examine and cancel. All transfer requests must satisfy the following requirements:

o Minimum amount of transfer -- You must transfer at least $250 or, the balance in the subaccount or the Guaranteed Account, if less;

o    Form of transfer request - Transfer requests must be in writing;

o Transfers from the Guaranteed Account -- The maximum you may transfer in a Policy Year is equal to 25% of your guaranteed Policy Account Value that is not in the Loan Account. Transfers may be made only during the 60-day period within 30 days before and following the end of each Policy Year. The amount transferred must be at least $250 or the Policy Account Value held in the Guaranteed Account.

Date We Process Your Transfer Request. We must receive your transfer request at our Administrative Office. We process transfers at the price next computed after we receive your transfer request. We may, however, defer transfers under the same conditions as described under "Other Policy Provisions - When Proceeds Are Paid."

Number of Allowable Transfers/Transfer Charge. We do not currently limit the number of transfers you may make. We will currently assess a $25 transfer charge, however, for each transfer in excess of 12 during a Policy Year. All transfers processed on the same business day will count as one transfer for purposes of determining the number of transfers you have made in a Policy Year. We reserve the right to increase or decrease the number of free transfers allowed in any Policy Year.

We will confirm transfer requests received by fax before processing them. You should review all confirmations to determine if there have been any unauthorized transfers.

Dollar Cost Averaging

Dollar cost averaging is a systematic method of investing at regular intervals. By investing at regular intervals, the cost of the securities is averaged over time and perhaps over various market cycles.

Under this program we will automatically transfer monthly a portion of your Money Market Subaccount value into other subaccounts or the Guaranteed Account for a period not in excess of 24 months. We will allocate the transfers based on your current premium allocation instructions. However, no less than 5% may be allocated to any one subaccount or to the Guaranteed Account. There is no charge for this option which can be elected at any time provided there is a minimum balance of $2000 in the Money Market Subaccount. Transfers in connection with the dollar cost averaging program will not count against the 12 free transfers in a Policy Year.

Dollar Cost Averaging From a Subaccount. If you instruct us to make the transfers from the Money Market Subaccount, you may request that we transfer:

o A specified dollar amount -- we will automatically transfer this amount in accordance with your most current premium allocation instructions for a specified period until your Policy Account Value in the transferring Money Market Subaccount is depleted.

o A specified number of months-- we will automatically transfer over a specific number of months an amount equal to one divided by the number of months remaining in the period. For example, if you elect to transfer over a 12 month period, the first transfer will be 1/12 of your Money Market Subaccount value, the second transfer will be for 1/11, the third transfer will be for 1/10 and so on until the end of the requested period.

We will begin to process your automatic transfers:

o On the first monthly anniversary following the end of the period to examine and cancel if you requested the automatic transfers when you applied for your policy.

o On the second Monthly Anniversary following the receipt of your request at our Administrative Office if you elect the option after you applied for the policy.

We will stop processing automatic transfers if:

o    The funds in the Money Market Subaccount are depleted;

o We receive you written request at our Administrative Office to cancel future transfers;

o    We receive notification of death of the Insured; or

o    Your policy goes into the Grace Period.

Dollar cost averaging may lessen the impact of market fluctuations on your investment. Using dollar cost averaging does not guarantee investment gains or protect against loss in a declining market.


                                  Death Benefit

Death Benefit

During the policy term, we will pay the death benefit to the Beneficiary after the Insured's death. To make payment, we must receive at our Administrative
Office:

o    satisfactory proof of the Insured's death; and

o    the policy.

Payment of Death Benefit. We will pay the death benefit generally within seven days after we receive the information we require. We will pay the death benefit to the Beneficiary in one lump sum or, if elected, under a payment option. Payment of the death benefit may also be affected by other provisions of the policy.

We will pay interest on the death benefit from the date of the Insured's death to the date of payment as required by applicable state law.

Amount of Death Benefit. We will determine the death benefit as of the date of the Insured's death. The death benefit will equal:

o the death benefit amount determined according to the death benefit option selected; plus

o    any other benefits then due from riders to the policy; minus

o    the outstanding loan, if any, and accrued loan interest; minus

o    any overdue monthly deductions if the Insured dies during a Grace Period.

Death Benefit Options

You may select from two death benefit options.

Option I - Level Death Benefit Option. The basic death benefit will be the greater of:

     (1)  the Face Amount; or

     (2) Policy Account Value at date of death multiplied by the appropriate minimum death benefit factor.

Option II - Increasing Death Benefits Option. The basic death benefit will be the greater of:

     (1)  the Face Amount plus the Policy Account Value; or

     (2) Policy Account Value at date of death multiplied by the appropriate minimum death benefit factor.

Changes in Death Benefit Options

You may change your death benefit option by providing your agent with a written request or by writing us at our Administrative Office. We may require that you submit satisfactory evidence of insurability to us.

If you request a change from Option I to Option II, we will decrease the Face Amount by an amount equal to your Policy Account Value on the date the change takes effect. However, we reserve the right to decline to make such a change if it would reduce the Face Amount below the minimum Face Amount.

If you request a change from Option II to Option I, we will increase the Face Amount by an amount equal to your Policy Account Value on the date the change takes effect. Such decreases and increases in the Face Amount are made so that the death benefit remains the same on the date the change takes effect.

Once approved, we will issue new policy information pages and attach a copy of your application for change. The change will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. We reserve the right to decline to make any changes that we determine would cause the policy to fail to qualify as life insurance under our interpretation of the Code.

The change will take effect on the next Monthly Anniversary that coincides with or next follows the date we approve your request.

Changes in Face Amount

At any time after the first policy anniversary while the policy is in force you may request a change in the Face Amount. We will not make a change in Face Amount that causes your policy to fail to qualify as life insurance under of the Code.

Increases in Face Amount.  Any request for an increase:

     o    Must be for at least $10,000.

     o May not be requested in the same Policy Year as another request for an increase.

     o    May not be requested after the Insured is Attained Age 75.

A written application must be submitted to our Administration Office along with satisfactory evidence of insurability. You must return the policy so we can amend it to reflect the increase. The increase in Face Amount will become effective on the Monthly Anniversary on or next following the date the increase is approved, and the Policy Account Value will be adjusted to the extent necessary to reflect a monthly deduction as of the effective date based on the increase in Face Amount.

Decreases in Face Amount.  Any request for a decrease:

     o    Must be at least $5,000.

     o Must not cause the Face Amount after the decrease to be less than the minimum Face Amount at which we would issue a policy.

     o During the first 5 Policy Years, the Face Amount may not be decreased by more than 10% of the initial Face Amount in any one Policy Year.

     o No decrease may be made during the first 12 months following an increase in Face Amount.

     o If the Face Amount is decreased during the first 14 Policy Years or within 14 Policy Years of an increase in Face Amount, a surrender charge may be applicable.

Consequences of a Change in Face Amount. Both increases and decreases in Face Amount may impact the surrender charge. In addition, an increase or decrease in Face Amount may impact the status of the policy as a modified endowment contract.


                     Cash Benefits During the Insured's Life

During the life of the Insured, your policy has cash benefits which you may access within limits by taking loans, partial surrenders or a full surrender.

Policy Loans

You may request a loan against your policy at any time after the first Policy Year or after the first 12 months following an increase in Face Amount while the policy has a Net Cash Surrender Value. We limit the minimum and maximum amount of loan you may take.

     o Maximum Loan Amount. After First Policy Year -- The maximum loan amount is:

     o    90% of Your Net Cash Surrender Value, less

     o    Any outstanding loans

     o    Minimum Loan Amount -- $500

You must submit a written request for a loan to the Administrative Office. Loans will be processed as of the date we receive the request at our Administrative Office. Loan proceeds generally will be sent to you within seven days.

Interest. We charge interest daily on any outstanding loan at a declared annual rate not in excess of 8%. The maximum net cost (the difference between the rate of interest we charge on policy loans and the amount we credit on the equivalent amount held in the Loan Account) of a loan is 2% per year. Interest is due and payable at the end of each Policy Year while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the outstanding loan.

For Policy Years 11 and later, a portion of the loanable amount may be available on a preferred loan basis. The amount available on a preferred basis is the excess, if any, of the Policy Account Value over the sum of the premiums paid. For a preferred loan, the interest rate charged and credited to the preferred portion of the loan value will be the same.

Loan Account. You may direct us to take an amount equal to the loan proceeds and any amount attributed to unpaid interest from any subaccount or from the Guaranteed Account. Otherwise, we will withdraw this amount from each Account on a pro rata basis. We transfer this amount to the Loan Account in the Guaranteed Account.

When a loan is repaid, an amount equal to the repayment will be transferred from the Loan Account to the subaccounts and Guaranteed Account in accordance with your allocation percentages in effect at the time of repayment.

Effect of Loan. A loan, whether or not repaid, will have a permanent effect on the death benefit and Policy Account Value because the investment results of the subaccounts and current interest rates credited in the Guaranteed Account will apply only to the non-loaned portion of the Policy Account Value. The longer the loan is outstanding, the greater this effect is likely to be. Depending on the investment results of the subaccounts or credited interest rates for the Guaranteed Account while the loan is outstanding, the effect could be favorable or unfavorable.

In addition, loans from modified endowment contracts may be treated for tax purposes as distributions of income.

If the death benefit becomes payable while a loan is outstanding, the outstanding loan will be deducted in calculating the death benefit.

If the outstanding loan exceeds the Net Cash Surrender Value on any Monthly Anniversary, the policy will be in default. We will send you, and any assignee of record, notice of the default. You will have a 61-day Grace Period to submit a sufficient payment to avoid termination. The notice will specify the amount that must be repaid to prevent termination.

Outstanding Loan. The outstanding loan on a Valuation Date equals:

     o All loans that have not been repaid (including past due unpaid interest added to the loan), plus

     o    accrued interest not yet due.

Loan Repayment. You may repay all or part of your outstanding loan at any time while the Insured is living and the policy is in force. Loan repayments must be sent to our Administrative Office and will be credited as of the date received.

Partial Surrenders

You may request a partial surrender at any time after the first policy anniversary. No more than two partial surrenders may be made during a Policy Year.

We may limit the minimum and maximum amount of partial surrenders.

o Maximum Partial Surrender Amount - 90% of your policy's Net Cash Surrender Value except that the partial surrender may not cause the Face Amount to be less than the required minimum Face Amount.

o         Minimum Partial Surrender Amount -- $500

In order to make a partial surrender, you must submit a written request to our Administrative Office. We will reduce your Policy Account Value by the partial surrender amount plus any applicable charges. When you request a partial surrender, you may direct us to take the requested amount from any subaccount or from the Guaranteed Account. If the Guaranteed Account or subaccount value is insufficient to withdraw the amount requested, we will withdraw the difference from the remaining Accounts on a pro rata basis unless you have provided specific instructions to withdraw the amount from one or several Accounts.

We will process partial surrender requests at the price next computed after we receive your written request at our Administrative Office. We will generally pay partial surrenders within seven days.

Expenses for Partial Surrenders. We will deduct the applicable surrender charge on a partial surrender. This charge will be deducted from your Policy Account Value along with the amount requested to be surrendered and will be considered part of the partial surrender (together, the "partial surrender amount"). Currently, we assess an administrative charge equal to the lesser of $25 of the amount surrendered. In certain states the charge may be the lesser of $25 or 2% of the amount surrendered.

Effect of Partial Surrender on Your Face Amount. The Face Amount of your policy will also be reduced by the partial surrender amount if you selected Option I as your death benefit.

We will reduce the Face Amount by the amount of the partial surrender in the following order:

1. The most recent increase in the Face Amount, if any, will be reduced first.

2. The next most recent increases in the Face Amount, if any, will then be successively decreased.

3. The initial Face Amount will then be decreased.

No partial surrender may be made that would reduce the Face Amount below the minimum Face Amount.

Partial surrenders from your policy may have tax consequences.

Surrendering the Policy for Net Cash Surrender Value.

You may surrender your policy at any time for its Net Cash Surrender Value by submitting a written request to our Administrative Office. We will require return of the policy. A surrender charge may apply. We will process a surrender request as of the date we receive your written request and all required documents. Your surrender request generally will be paid within seven days. The Net Cash Surrender Value may be taken in one sum or it may be applied to a payment option. Your policy will terminate and cease to be in force if it is surrendered for one sum. It cannot later be reinstated.


                          Payment Options for Benefits


We offer a wide variety of optional ways of receiving proceeds payable under the policy, such as on a surrender or death, other than in a lump sum. Any agent authorized to sell this policy can explain these options upon request. None of these options vary with the investment performance of a separate account because they are all forms of guaranteed benefit payments.


                             Expenses of the Policy

Periodically, we will deduct expenses related to your policy. We will deduct these:

     o    from premium, Policy Account Value and from subaccount assets; and

     o    upon certain transactions.

The amount of these expenses are described in your policy as either guaranteed or current. We will never charge more than the guaranteed amount. We may in our discretion deduct on a current basis less than the guaranteed amount.

Deduction From Premium

We will deduct 5% plus a state specific percent of premium from each premium payment. This charge is intended to provide for state premium taxes, DAC taxes and for other expenses associated with acquiring and servicing a policy.

Monthly Deductions From Policy Account Value

On the Policy Date and each Monthly Anniversary thereafter, we make a deduction from the Policy Account Value. On the Issue Date the amount deducted is for the Policy Date and any Monthly Anniversaries that have elapsed since the Policy Date. For this purpose, the Policy Date is treated as a Monthly Anniversary. We will deduct charges on each Monthly Anniversary for:

     o    The administration of your policy.

     o    The acquisition and underwriting costs of your policy.

     o    The cost of insurance for your policy.

     o    The cost of any supplemental benefits or riders.

We will take the monthly deductions from your Policy Account Value and from each subaccount on a pro rata basis.

Administrative Charge. This charge compensates us for administrative expenses associated with the policy and the Separate Account. The policy refers to these expenses as the "monthly expense charge" and the "additional first year administrative charge."

Monthly Expense Charge. We will make a deduction from your Policy Account Value for expenses such as premium billing and collection, record keeping, processing claims, loans, policy changes, reporting and overhead costs, processing applications and establishing policy records associated with the administration of your policy. This charge will vary based on the Policy Face Amount. The chart below reflects the current and guaranteed monthly expense charges:

                                                        Current      Guaranteed
Monthly Expense Charge Per Policy                       Charge        Charge

If the Face Amount is between $50,000 and $199,999      $  7.50       $  15.00
If the Face Amount is between $200,000 and $499,999     $  5.00       $  10.00
If the Face Amount is $500,000 or greater               $  4.00       $  10.00
First Year Additional Charge                            $ 20.00       $  25.00

First Year Administrative Charge. There is an additional monthly expense charge during the first Policy Year and following an increase in Face Amount for our expenses associated with the acquisition and underwriting of your policy. We deduct a monthly charge, not to exceed $25, during the first 12 months after the Policy Date and the 12 months immediately following a Face Amount increase.

Cost of Insurance Charge. This charge compensates us for providing insurance coverage. The charge depends on a number of factors, such as Attained Age, sex and rate class of the Insured, and therefore will vary from policy to policy and from month to month. For any policy the cost of insurance on a Monthly Anniversary is calculated by multiplying the cost of insurance rate for the Insured by the net amount at risk under the policy described below on that Monthly Anniversary.

The net amount at risk is calculated as (a) minus (b) where:

(a) is the current death benefit at the beginning of the policy month divided by 1.0032737; and (b) is the current total Policy Account Value.

Rate Classes for Insureds. We currently rate Insureds in one of following basic rate classifications based on our underwriting:

o         non-smoker standard
o         smoker
o         substandard for those involving a higher mortality risk

We place the Insured in a rate class when we issue the policy based on our underwriting determination. This original rate class applies to the initial Face Amount. When an increase in Face Amount is requested, we conduct underwriting before approving the increase (except as noted below) to determine whether a different rate class will apply to the increase. If the rate class for the increase has a lower guaranteed cost of insurance rates than the original rate class, the rate class for the increase also will be applied to the initial Face Amount. If the rate class for the increase has a higher guaranteed cost of insurance rates than the original rate class, the rate class for the increase will apply only to the increase in Face Amount, and the original rate class will continue to apply to the initial Face Amount.

If there have been increases in the Face Amount, we may use different cost of insurance rates for the increased portions of the Face Amount. For purposes of calculating the cost of insurance charge after the Face Amount has been increased, the Policy Account Value will be applied to the initial Face Amount first and then to any subsequent increases in Face Amount. If at the time an increase is requested, the Policy Account Value exceeds the initial Face Amount (or any subsequently increased Face Amount) divided by 1.0032737, the excess will then be applied to the subsequent increase in Face Amount in the sequence of the increases.

In order to maintain the policy in compliance with Section 7702 of the Code, under certain circumstances an increase in Policy Account Value will cause an automatic increase in the death benefit. The Attained Age and rate class for such increase will be the same as that used for the most recent increase in Face Amount (that has not been eliminated through a subsequent decrease in Face Amount).

The guaranteed cost of insurance charges at any given time for a substandard policy with flat extra charges will be based on the guaranteed maximum cost of insurance rate for the policy (including table rating multiples, if applicable), the current Net Amount at Risk at the time the deduction is made, plus the actual dollar amount of the flat extra charge. Our current cost of insurance rates may be less than the guaranteed rates. Our current cost of insurance rates will be determined based on our expectations as to future mortality, investment, expense and persistency experience. These rates may change from time to time. In our discretion, the current charge may be increased in any amount up to the maximum guaranteed charge shown in the table.

Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker risk class are generally lower than rates for an Insured of the same age and sex in a smoker risk class. Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker or smoker risk class are generally lower than rates for an Insured of the same age and sex and smoking status in a substandard risk class.

Legal Considerations Relating to Sex-Distinct Premiums and Benefits. Mortality tables for the policy generally distinguish between males and females. Thus, premiums and benefits under the policy covering males and females of the same age will generally differ. We do, however, also offer the policy based on unisex mortality tables if required by state law. Employers and employee organizations considering purchase of a policy should consult their legal advisers to determine whether purchase of a policy based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Upon request, we may offer the policy with unisex mortality tables to such prospective purchasers.

Deduction From Subaccount Assets

Mortality and Expense Risk Charge. We deduct a daily charge from your Policy Account Value in the subaccounts for assuming certain mortality and expense risks under the policy. This charge does not apply to the amounts you allocate to the Guaranteed Account. The guaranteed and current charge is at an annual rate of 0.90% of the subaccount assets. Although, the charge may be decreased to not less than 0.50% in Policy Years 11 and later, it is guaranteed not to exceed an annual rate of 0.90% of your Policy Account Value in the subaccounts for the duration of a policy.

The mortality risk we assume is that the Insured under a policy may die sooner than anticipated, and therefore we will pay an aggregate amount of death benefit greater than anticipated. The expense risk we assume is that expenses incurred in issuing and administering all Policies and the Separate Account will exceed the amounts realized from the administrative charges assessed against all Policies.

Deductions Upon Policy Transactions

Transfer Charge. We currently impose a $25 transfer charge on any transfer of Policy Account Value among the subaccounts and the Guaranteed Account in excess of the 12 free transfers permitted each Policy Year. When we impose the charge, we deduct it from the amount requested to be transferred before allocation to the new subaccount(s). We will show the transfer charge in the confirmation of the transaction.

Surrender Charge. If the policy is surrendered or there is a decrease in Face Amount during the first 14 Policy Years, we will deduct a surrender charge based on the initial Face Amount. If a policy is surrendered or there is a decrease in Face Amount within 14 years after an increase in Face Amount, we will deduct a surrender charge based on the amount by which the Face Amount had been increased. The surrender charge will be deducted before any surrender proceeds are paid.

Surrender Charge Calculation. In general, the surrender charge is based on the premiums you pay. The Surrender Charge will be no greater than the product of
(3) times the sum of (1) and (2) where:

(1) is equal to 25% of the first year paid premium up to the surrender charge premium (see Appendix B); and (2) is equal to 4% of the first year paid premium in excess of the surrender charge premium; and (3) is a factor based on the Policy Year when the surrender occurs as described in the following table:

      Policy
      Year                  Factor

         1                 100%
         2                 100%
         3                 100%
         4                 100%
         5                 100%
         6                  90%
         7                  80%
         8                  70%
         9                  60%
         10                 50%
         11                 40%
         12                 30%
         13                 20%
         14                 10%
         15+                 0%

Surrender Charge Based On An Increase Or Decrease In Face Amount. If you increase the Face Amount of the policy, we will impose an additional surrender charge during the 14 Policy Years immediately following the increase. The additional surrender charge period will begin on the effective date of the increase. If you reduce the Face Amount of the policy before the end of the 14th Policy Year or within 14 years immediately following a Face Amount increase, we may also deduct a pro rata share of any applicable surrender charge from your Policy Account Value. Reductions will first be applied against the most recent increase in the Face Amount of the policy. If you have made several increases in Face Amount, we will apply the surrender charge to prior increases in Face Amount of the policy in the reverse order in which such increases took place, before applying the additional surrender charges to the initial Face Amount of the policy.

Partial Surrender Charge.  We may deduct a partial surrender charge:

o         upon a partial surrender; and
o         if you decrease your Policy's Face Amount.

The amount of the partial surrender charge is equal to a pro rata portion of the surrender charge that would apply to a full surrender. We deduct the partial surrender charge, proportionately, from the subaccounts or the Guaranteed Account affected by your partial surrender.

Partial Surrender Charge Due to Decrease in Face Amount. We will deduct an amount equal to the applicable surrender charge multiplied by a fraction (equal to the decrease in Face Amount divided by the Face Amount of the policy prior to the decrease).

Partial Surrender Administrative Charge. We currently deduct an administrative charge of $25 upon a partial surrender. In certain states the charge may be the lesser of $25 or 2% of the amount surrendered.

Discount Purchase Programs

The amount of the surrender charge and other charges under the policy may be reduced or eliminated when sales of the policy are made to groups of individuals in a manner that in our opinion results in expense savings. For purchases made by our officers, directors and employees, those of an affiliate, or any individual, firm, or a company that has executed the necessary agreements to sell the policy, and members of the immediate families of such officers, directors, and employees, we may reduce or eliminate the surrender charge. Any variation in charges under the policy, including the surrender charge, administrative charge or mortality and expense risk charge, will reflect differences in costs or services and will not be unfairly discriminatory.


                        Supplemental Benefits and Riders


We intend to make available certain supplemental benefits and riders which may in the future be issued with the policy. Any monthly charges for these supplemental benefits and riders, as listed below, will be deducted from the Policy Account Value.

Accelerated Benefit Rider (ABR)
Accidental Death Benefit Rider (ADB)
Guaranteed Minimum Death Benefit (GMDB)
Child's Term Rider (CTR)
Other Insured Term Rider (OIR)
Primary Insured Term Rider (PIR)
Waiver of Monthly Deductions (WMD)
Waiver of Specified Premium (WSP)


                             Other Policy Provisions


Right to Exchange or Convert

You may exchange or convert this policy to a flexible premium fixed benefit life insurance policy on the life of the Insured without evidence of insurability. This exchange may be made:

(a)      within 24 months after the Issue Date while the policy is in force;

(b)      within 24 months of any increase in Face Amount of the policy; or

(c) within 60 days of the effective date of a material change in the investment policy of a subaccount, or within 60 days of the notification of such change, if later. In the event of such a change, we will notify you and give you information on the options available.

When an exchange or conversion is requested, we accomplish the exchange by transferring all of the Policy Account Value to the Guaranteed Account. There is no charge for this transfer. Once this option is exercised, the entire Policy Account Value must remain in the Guaranteed Account for the remaining life of the new Policy. The Face Amount in effect at the time of the exchange will remain unchanged. The effective date, issue date and issue age of the Insured will remain unchanged. The Owner and Beneficiary are the same as were recorded immediately before the exchange.

Limits on our Rights to Contest the Policy

Incontestability. We will not contest the policy after it has been in force during the Insured's lifetime for two years from the Issue Date. Any increase in the Face Amount will be incontestable with respect to statements made in the evidence of insurability for that increase after the increase has been in force during the life of the Insured for two years after the effective date of the increase.

Suicide Exclusion. If the Insured commits suicide (while sane or insane) within two years (unless otherwise specified by state law) after the Issue Date, our liability will be limited to the payment of a single sum. This sum will be equal to the premiums paid, minus any loan and accrued loan interest, minus any partial surrender, and minus the cost of any riders attached to the policy. If the Insured commits suicide (while sane or insane) within two years (unless otherwise specified by state law) after the effective date of an increase in the Face Amount, then our liability as to the increase in amount will be limited to the payment of a single sum equal to the monthly cost of insurance deductions made for such increase plus the expense charge deducted for the increase.

Changes in the Policy or Benefits

Misstatement of Age or Sex. If an Insured's age or sex has been misstated in the policy, the death benefit and any benefits provided by riders shall be those which would be purchased at the then current cost of insurance charge for the correct age and sex.

Other Changes. At any time we may make such changes in the policy as are necessary to assure compliance at all times with the definition of life insurance prescribed by the Code or to make the policy conform with any law or regulation issued by any government agency to which it is subject.

When Proceeds Are Paid

We will ordinarily pay any death benefit, loan proceeds or partial or full surrender proceeds within seven days after receipt at our Administrative Office of all the required documents. Other than the death benefit, which are determined as of the date of death, the amount will be determined as of the date we receive the required documents. However, we may delay making a payment or processing a transfer request if:

(1) the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Securities and Exchange Commission, or the Securities and Exchange Commission declares that an emergency exists; or

(2) the Securities and Exchange Commission by order permits postponement of payment for your protection.

In addition we may delay making deductions from the Guaranteed Account.

Reports to Owners

You will receive a confirmation within seven days of the transaction of:

     o the receipt of any unplanned premium (and any premium received before the Issue Date);

     o    any change of allocation of premiums;

     o    any transfer among subaccounts;

     o    any loan, interest repayment, or loan repayment;

     o    any partial surrender;

     o any return of premium necessary to comply with applicable maximum receipt of any premium payment;

     o    any exercise of your right to cancel;

     o    an exchange of the policy;

     o    full surrender of the policy; or

     o    payment of the death benefit under the policy.

Within 30 days after each policy anniversary we will send you a statement. The statement will show the death benefit currently payable, and the current Policy Account Value, Cash Surrender Value, and the outstanding loan. The statement will also show premiums paid, all charges deducted during the last Policy Year, and all transactions. We will also send to you reports of the investments within the Separate Account at least annually.

Assignment

You may assign the policy in accordance with its terms on a form provided by us. We will not be deemed to know of an assignment unless we receive a copy of this assignment form at our Administrative Office. We assume no responsibility for the validity or sufficiency of any assignment. Any assignment or pledge of a modified endowment contract as collateral for a loan may result in a taxable event.

Reinstatement

If the policy has ended without value, you may reinstate policy benefits while the Insured is alive if you:

     1. Request reinstatement of policy benefits within three years (unless otherwise specified by state law) from the end of the Grace Period;

     2.   Provide evidence of insurability satisfactory to us;

     3. Make a payment of an amount sufficient to cover (i) the total monthly administrative charges from the beginning of the Grace Period to the effective date of reinstatement; (ii) total monthly deductions for three months, calculated from the effective date of reinstatement; and
          (iii) the premium expense charge and any increase in surrender charges associated with this payment. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your Policy Account Value; and

     4. Repay or reinstate any loan which existed on the date the policy ended.

The effective date of the reinstatement of policy benefits will be the next Monthly Anniversary which coincides with or next follows the date we approve your request. From the required payment we will deduct the premium expenses. The Policy Account Value, loan and surrender charges that will apply upon reinstatement will be those that were in effect on the date the policy lapsed.

We will start to make monthly deductions again as of the effective date of reinstatement. The monthly expense charge from the beginning of the Grace Period to the effective date of reinstatement will be deducted from the Policy Account Value as of the effective date of reinstatement. No other charges will accrue for this period.


                             Performance Information


From time to time we may advertise the "total return" and the "average annual total return" of the subaccounts and the portfolios. Both total return and average total return figures are based on historical earnings and are not intended to indicate future performance.

"Total Return" for a portfolio refers to the total of the income generated by the portfolio net of total portfolio operating expenses plus capital gains and losses, realized or unrealized. "Total Return" for the subaccounts refers to the total of the income generated by the portfolio net of total portfolio operating expenses plus capital gains and losses, realized or unrealized, and the mortality and expense risk charge. "Average Annual Total Return" reflects the hypothetical annually compounded return that would have produced the same cumulative return if a portfolio's or subaccount's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in the return of the portfolio, they are not the same as actual year-by-year results.

The performance information set forth in Appendix C reflects the total of the income generated by the portfolio net of the total portfolio operating expenses (i.e., management fees and other portfolio expenses), plus capital gains and losses, realized or unrealized. The performance results do not reflect: monthly deductions; cost of insurance; surrender charges; sales loads; DAC taxes; and any state or local premium taxes. If these charges were included, the total return figures would be lower.

Performance information may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S & P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Subaccount results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable life separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or (iii) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Subaccount. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the policy and the characteristics of and market for such financial instruments.

Total return data may be advertised based on the period of time that the portfolios have been in existence. The results for any period prior to the policy being offered will be calculated as if the policy had been offered during that period of time, with all charges assumed to be those applicable to the policy. Performance information for any subaccount in any advertising will reflect only the performance of a hypothetical investment in the subaccount during the particular time period on which the calculations are based.
Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio in which the subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Actual returns may be more or less than those shown in any advertising and will depend on a number of factors, including the investment allocations by an Owner and the different investment rates of return for the portfolios.



                        Federal Income Tax Considerations

The following summarizes the current federal income tax law that applies to life insurance in general. This summary does not cover all situations. This summary is based upon our understanding of the current federal income tax laws and current interpretations by the Internal Revenue Service. We cannot predict whether the Code will change. You should speak to a competent tax adviser to discuss how the purchase of a policy and the transactions you make under the policy will impact your federal tax liability.

Tax Status of the Policy

A policy has certain tax advantages when it is treated as a "life insurance contract" under the Code. We believe that the policy meets the definition of a life insurance contract under Section 7702 of the Code. You bear the risk that the policy may not meet the definition of a life insurance contract. You should consult your tax adviser to discuss these risks.

The Company

We are taxed as a life insurance company under the Code. For federal tax purposes, the Separate Account and its operations are considered to be part of our operations and are not taxed separately.

Diversification and Investor Control

The Code requires that we diversify the investments underlying variable insurance contracts. If the investments are not properly diversified and any remedial period has passed, Section 817(h) of the Code provides in general the contract is immediately disqualified from treatment as a life insurance contract for federal income tax purposes. Disqualification of the policy as a life insurance contract would result in taxable income to you at the time that we allocate any earnings to your policy. You would have taxable income even though you have not received any payments under the policy. To the extent that any segregated asset account with respect to a variable life insurance contract invests exclusively in securities issued by the U.S. Treasury, the diversification standard is satisfied. A segregated asset account underlying life insurance contracts such as the policy will also meet the diversification requirements if, as of the close of each quarter:

     o the regulated investment companies in which the segregated asset account invest satisfy the diversification requirements described below; and

     o not more than 55 percent of the value of the assets of the account are attributable to cash and cash items (including receivables), government securities and securities of other regulated investment companies.

Alternatively, the diversification requirements may be met for each if:

     o no more than 55% of the value of the total assets of the portfolio is represented by any one investment;

     o no more than 70% of the value of the total assets of the portfolio is represented by any two investments;

     o no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and

     o no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

There are several ways for investments to meet the diversification requirements. Generally, each United States government agency or instrumentality is treated as a separate issuer under these rules.

All securities of the same issuer are generally treated as a single investment.

We intend that each portfolio in which the subaccounts invest will be managed by its investment adviser in compliance with these diversification requirements. A variable life insurance policy could fail to be treated as a life insurance contract for tax purposes if the owner of the policy has such control over the investments underlying the policy (e.g., by being able to transfer values among subaccounts with only limited restrictions) so as to be considered the owner of the underlying investments. There is some uncertainty on this point because no guidelines have been issued by the Treasury Department. If and when guidelines are issued, we may be required to impose limitations on you're rights to control investment designations under the policy. We do not know whether any such guidelines will be issued or whether any such guidelines would have retroactive effect. We, therefore, reserve the right to make changes that we deem necessary to insure that the policy qualifies as a life insurance contract.

Tax Treatment of the Policy

Section 7702 of the Code sets forth a detailed definition of a life insurance contract for federal tax purposes. The Treasury Department has not issued final regulations so that the extent of the official guidance as to how Section 7702 is to be applied is quite limited. If a policy were determined not to be a life insurance contract for purposes of Section 7702, that policy would not qualify for the favorable tax treatment normally provided to a life insurance contract.

With respect to a policy issued on the basis of a standard rate class, we believe that such a policy should meet the Section 7702 definition of a life insurance contract.

With respect to a policy that is issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is less certainty, in particular as to how the mortality and other expense requirements of Section 7702 are to be applied in determining whether such a policy meets the definition of a life insurance contract set forth in Section 7702. Thus, it is not clear that such a policy would satisfy Section 7702, particularly if the you pay the full amount of premiums permitted under the policy.

If subsequent guidance issued under Section 7702 leads us to conclude that a policy does not (or may not) satisfy Section 7702, we will take appropriate and necessary steps for the purpose of bringing the policy into compliance, but we can give no assurance that it will be possible to achieve that result. We expressly reserve the right to restrict policy transactions if we determine such action to be necessary to qualify the policy as a life insurance contracts under
Section 7702.

Tax Treatment of Policy Benefits In General

This discussion assumes that each policy will qualify as a life insurance contract for federal income tax purposes under Section 7702. The death benefit under the policy should be excluded from the taxable gross income of the Beneficiary. In addition, the increases in the Policy Account Value should not be taxed until there has been a distribution from the policy such as a surrender, partial surrender or lapse with loan.

Pre-Death Distribution

The tax treatment of any distribution you receive before the Insured's death depends on whether the policy is classified as a modified endowment contract.

Policies Not Classified as Modified Endowment Contracts

o If you surrender the policy or allow it to lapse, you will not be taxed except to the extent the amount you receive is in excess of the premiums you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the cash surrender value policy debt. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.

o Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the policy less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 Policy Years, all or a portion of a withdrawal may be taxed if the cash value exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums

o Extra premiums for optional benefits and riders generally do not count in computing the premiums paid for the policy for the purposes of determining whether a withdrawal is taxable.

o Loans you take against the policy are ordinarily treated as debt and are not considered distributions subject to tax.

 Modified Endowment Contracts

o The rules change if the policy is classified as a modified endowment contract ("MEC"). The policy could be classified as a MEC if premiums substantially in excess of scheduled premiums are paid or a decrease in the face amount of insurance is made (or a rider removed). The addition of a rider or an increase in the face amount of insurance may also cause the policy to be classified as a MEC. The rules on whether a policy will be treated as a MEC are very complex and cannot be fully described in this summary. You should consult a qualified tax adviser to determine whether a policy transaction will cause the policy to be classified as a MEC. We will monitor your policy and will take steps reasonably necessary to notify you on a timely basis if your policy is in jeopardy of becoming a MEC.

o If the policy is classified as a MEC, then amounts you receive under the policy before the Insured's death, including loans and withdrawals, are included in income to the extent that the cash value before surrender charges exceeds the premiums paid for the policy increased by the amount of any loans previously included in income and reduced by any untaxed amounts previously received other than the amount of any loans excludable from income. An assignment of a MEC is taxable in the same way. These rules also apply to pre-death distributions, including loans, made during the two-year period before the time that the policy became a MEC.

o Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty of 10% unless the amount is received on or after age 59 1/2, on account of your becoming disabled or as a life annuity. It is presently unclear how the penalty tax provisions apply to the Policies owned by businesses.

o All MECs issued by us to you during the same calendar year are treated as a single policy for purposes of applying these rules.

Interest on Policy Loans. Except in special circumstances, interest paid on a loan under a policy which is owned by an individual is treated as personal interest under the Code and thus will not be tax deductible. In addition, the deduction of interest that is incurred on any loan under a policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or who is financially interested in the business carried on by that taxpayer may also be subject to certain restrictions set forth in Section 264 of the Code. Before taking a loan, you should consult a tax adviser as to the tax consequences of such a loan. (Also Section 264 of the Code may preclude business owners from deducting premium payments.)

Policy Exchanges and Modifications. Depending on the circumstances, the exchange of a Policy, a change in the death benefit option, a loan, a partial surrender, a surrender, a change in owners or an assignment of the policy may have federal income tax consequences. In addition, the federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds will depend on the circumstances of each Owner or Beneficiary.

Withholding. We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to non-resident aliens.

You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

Generation Skipping Transfer Tax. A transfer of the policy or the designation of a Beneficiary who is either 37 1/2 years younger than the Owner or a grandchild of the Owner may have generation skipping transfer tax consequences.

Contracts Issued in Connection With Tax Qualified Pension Plans. Prior to purchase of a policy in connection with a qualified plan, you should examine the applicable tax rules relating to such plans and life insurance thereunder in consultation with a qualified tax adviser.

Possible Charge for the Company's Taxes

At the present time, we do not deduct any charges for any federal state or local income taxes. However, we do currently deduct charges for state and federal premium based taxes and the federal DAC tax. We reserve the right in the future to deduct a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Separate Account or to the policy.


                           Distribution of the Policy


The policy is sold by licensed insurance agents, where the policy may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

The policy will be distributed through the principal underwriter for the Separate Account, AIG Equity Sales Corp. (AIGESC) 70 Pine Street, New York, New York, an affiliate of ours. AIGESC may also enter into selling agreements with other broker dealers that will offer the policy.

Commissions may be paid to registered representatives based on premiums paid for Policies sold. Other expense reimbursements, allowances, and overrides may also be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation. Additional payments may be made for administrative or other services not directly related to the sale of the policy.

Other Policies Issued by the Company

We may offer other policies similar to those offered herein.


                            About Us and the Accounts


American International Life Assurance Company of New York

We are a stock life insurance company organized under the laws of New York. We were incorporated in 1962. We provide a full range of individual and group life, disability, accidental death and dismemberment policies and annuities. We are a subsidiary of American International Group, Inc., which is a holding company for a number of companies engaged in the international insurance business, both life and general, in approximately 130 countries and jurisdictions around the world.


The Separate Account

We established the Separate Account as a separate investment account on June 5, 1986. It is used to support the policy and other variable life insurance policies, and may be used for other permitted purposes. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the federal securities laws and qualifies as a "separate account" within the meaning of these laws.

Although you may have allocated your Policy Account Value to the subaccounts, you do not own these assets. You only own your policy. We own the assets in the Separate Account. The Separate Account may include other subaccounts which are not available under the policy.

Income, gains and losses, realized or unrealized, of a subaccount are credited to or charged against the subaccount without regard to any of our other income, gains or losses. Assets equal to the reserves and other contract liabilities with respect to each subaccount are not chargeable with liabilities arising out of any of our other businesses or separate accounts. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the policy.

We have reserved certain rights regarding the Separate Account. We will exercise these rights only in compliance with all applicable regulatory requirements. We have the right to:

o    Change, add or delete designated investment options.

o    Add or remove subaccounts.

o Withdraw assets of a class of policies to which the policy belongs from a subaccount and put them in another subaccount. o Combine any two or more subaccounts.

o Register other separate accounts or deregister the Separate Account with the Securities and Exchange Commission.

o Run the Separate Account under the direction of a committee, and discharge such committee at any time.

o Restrict or eliminate any voting rights of Owners, or other persons who have voting rights as to the Separate Account.

o Operate the Separate Account or one or more of the subaccounts making direct investments or in any other form. If we do so, we may invest the assets of the Separate Account or one or more of the Subaccounts in any investments that are legal, as determined by our counsel.

We will not change an investment adviser or any investment of a subaccount of our Separate Account unless approved by the Commissioner of Insurance of New York or deemed approved in accordance with such law or regulation. Any approval process is on file with the insurance supervisory official of the jurisdiction in which this policy is delivered.

If any change we make results in a material change in the underlying investments of a subaccount, we will notify you of such a change. If you have value in that subaccount:

o We will transfer it at your written direction from that subaccount (without charge) to another subaccount or to the Guaranteed Account, and

o    You may then change your premium allocation percentages

Voting Rights

We are the legal owner of shares held by the subaccounts and as such have the right to vote on all matters submitted to shareholders of the portfolios. However, as required by law, we will vote shares held in the subaccounts at regular and special meetings of shareholders of the portfolios in accordance with instructions we receive from Owners with Policy Account Value in the subaccounts. If allowed by law or required by law we may vote shares of the portfolios without obtaining instructions or in disregard to instructions we have received. If we ever disregard voting instructions, we will advise you of that action and our reasons for such action in the next semiannual report.

The Guaranteed Account

The Guaranteed Account is an account within the general account of the company. Our general account assets are used to support our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, we have sole discretion over the investment of the assets of the general account.

We have not registered:

o    interests in the Guaranteed Account under the Securities Act of 1933, and

o    the Guaranteed Account as an investment company.

The staff of the Securities and Exchange Commission has not reviewed our disclosure on the Guaranteed Account. Our disclosure regarding the Guaranteed Account must comply with generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.





                      Our Directors and Executive Officers


The directors and principal officers of the Company are listed below with their current principal business affiliation and their principal occupations during the past five (5) years. All officers have been affiliated with the Company during the past five (5) years unless otherwise indicated.

                                                                    Principal Business
                                                                    Affiliations and
                                                                    Principal Occupations

Name and Address             Office                                 During Past Five Years

Michele L. Abruzzo           Director, Senior Executive             Senior Vice President
80 Pine Street               Vice President
New York, NY 10005

James A. Bambrick            Senior Vice President,                 Senior Vice President, A&H Division
One Alico Plaza              Chief Operations Officer
600 King Street
Wimington, DE  19801
                                                                    Senior Vice President and Actuary

Paul S. Bell                 Director, Sr. Vice
One Alico Plaza              President and Chief
600 King Street              Actuary
Wilmington, DE 19801
                                                                    Retired; formerly Vice President and

Marion Elizabeth Fajen       Director                               General Counsel
5608 N. Waterbury Road
Des Moines, IA 50312

                                                                    Retired; formerly Vice President and

Patrick Joseph Foley         Director                               General Counsel
Donovan, Perry, Carbon
    McDermit & Radzil
Wall Street Plaza
88 Pine Street

New York, NY 10005                                                  Director - Life Division AIG, Inc.,
                                                                    Director - Seguros, Venezuela and
Cecil Calvert Gamwell, III   Director                               Director (ALT) Seguros Interamericanos
419 West Beach Road                                                 (of New York)
Charleston, RI 02813

Maurice R. Greenberg         Director                               Director, Chairman and Chief Executive
70 Pine Street                                                      Officer AIG, Inc.
New York, NY 10270



Jack Russell Harnes          Director                               Retired; formerly Medical Director
70 Pine Street
New York, NY 10270

John Iniss Howell            Director                               Retired; formerly Director of AIG, Inc.
Indian Rock Corporation                                             Director of Schroder Capital Management
263 Glenville Road, 2nd Fl.
Greenwich, CT 06831
                                                                    Senior Managing Director of AIG Global

Jerome T. Muldowney          Director, Senior Vice President        Investment Corp.
175 Water Street
New York, NY 10038

Robinson K. Nottingham       Director, Chairman of the Board        Chairman of the Board and Chief
70 Pine Street                                                      Executive Officer of American
New York, NY 10270                                                  International Life Insurance Company
                                                                    (ALICO)

John Oehmke                  Chief Financial Officer,               Regional Vice President, Controller
One Alico Plaza              Vice President                         American International Companies, Japan
600 King Street                                                     and Korea
Wilmington, DE 19801

Nicholas A. O'Kulich         Director, Vice Chairman, Treasurer     Vice President, Senior Vice President
70 Pine Street                                                      of AIG, Inc.
New York, NY 10270

Edmund Sze-Wing Tse          Director                               Vice Chairman of AIG, Inc.
70 Pine Street
New York, NY 10270

Elizabeth M. Tuck            Secretary                              Secretary and Assistant Secretary of
70 Pine Street                                                      AIG, Inc., and certain affiliates
New York, NY 10270

Kenneth D. Walma             Vice President, General Counsel        Assistant Secretary, Associate
One Alico Plaza                                                     General Counsel
600 King Street
Wilmington, DE 19801

Gerald Walter Wyndorf        Director, Chief Executive Officer      Executive Vice President of AIG Life
80 Pine Street               and President                          Insurance Company
New York, NY 10038


                                Other Information

State Regulation

We are subject to the laws of New York governing insurance companies and to regulation by the New York Insurance Department. We file an annual statement in a prescribed form with the Insurance Department each year covering our operation for the preceding year and our final condition as of the end of such year. Regulation by the Insurance Department includes periodic examinations to determine our policy liabilities and reserves so that the Insurance Department may certify the items are correct. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the staff of the Insurance Department pursuant to the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we may operate.

Legal Proceedings

There are no legal proceedings to which the Separate Account or the principal underwriter is a party. We are engaged in various kinds of routine litigation which, in our opinion, are not of material importance in relation to our total capital and surplus.

Experts

The financial statements which appear in this prospectus have been audited by PricewaterhouseCoopers LLP, independent certified public accountants, as stated in its reports, and have been included in reliance upon the authority of such firm as experts in accounting and auditing.

Legal Matters

Legal matters relating to the federal securities laws are being passed upon by the firm of Jorden Burt Boros Cicchetti Berenson & Johnson LLP of Washington, D.C.

Published Ratings

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's . The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the Separate Account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.


                              Financial Statements

                           Report of Independent Accountants

To the Stockholders and Board of Directors
American International Life Assurance Company of New York

In our opinion, the accompanying balance sheets and the related statements of income, capital funds, cash flows, and comprehensive income present fairly, in all material respects, the financial position of American International Life Assurance Company of New York (a wholly-owned subsidiary of American International Group, Inc.) at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

February 3, 2000

                      AMERICAN INTERNATIONAL LIFE ASSURANCE

                               COMPANY OF NEW YORK

                          (a wholly-owned subsidiary of
                       American International Group, Inc.)












                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                                 (in thousands)

                                                                           December 31,            December 31,
                                                                               1999                    1998
                                                                            ----------              ----------
Assets

Investments and cash:
     Fixed maturities:
        Bonds available for sale, at market value                          $  4,973,736          $  5,065,014
        (cost: 1999 - $5,076,750; 1998 - $4,798,349)
     Equity securities:
         Common stock

         (cost: 1999 - $12,837; 1998 - $12,848)                                  24,428                26,659
         Non-redeemable preferred stocks
         (cost: 1999 - $27,047; 1998 - $13,544)                                  26,602                14,691
Mortgage loans on real estate, net                                              460,455               544,401
Real estate, net of accumulated
 depreciation of $6,976 in 1999 and $6,325 in 1998                               18,937                19,587
Policy loans                                                                      9,986                10,281
Other invested assets                                                            79,381                84,156
Short-term investments                                                          143,766               252,565
Cash                                                                                245               157,187
                                                                      -----------------           -----------

    Total investments and cash                                                5,737,536             6,174,541


Amounts due from related parties                                                  9,470                 5,433
Investment income due and accrued                                                82,501                81,703
Premium and insurance balances receivable                                        17,345                16,172
Reinsurance assets                                                              306,663                27,234
Deferred policy acquisition costs                                                46,655                41,421
Federal income tax receivable                                                     6,598                     -
Deferred income taxes                                                            55,056                     -
Separate and variable accounts                                                  423,534               319,632
Other assets                                                                      1,170                 1,377
                                                                         --------------        --------------

                                    Total assets                          $   6,686,528          $  6,667,513
                                                                           ============           ===========


                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                                           December 31,             December 31,
                                                                              1999                     1998
                                                                           -----------              -----------

Liabilities

  Policyholders' funds on deposit                                          $  3,741,873           $   3,607,190
  Future policy benefits                                                      1,713,163               1,694,572
  Reserve for unearned premiums                                                   5,948                   4,751
  Policy and contract claims                                                    335,557                 318,614
  Reserve for commissions, expenses and taxes                                     5,183                   5,048
  Insurance balances payable                                                      7,565                  12,088
  Federal income tax payable                                                          -                   7,623
  Deferred income taxes                                                               -                  65,683
  Amounts due to related parties                                                  3,320                  15,231
  Separate and variable accounts                                                423,534                 319,632
  Other liabilities                                                              32,137                     964
                                                                         --------------         ---------------


                                    Total liabilities                         6,268,280               6,051,396
                                                                           -------------            -----------




Capital funds

  Common stock, $200 par value; 16,125 shares
       authorized, issued and outstanding                                         3,225                   3,225
  Additional paid-in capital                                                    197,025                 197,025
  Retained earnings                                                             277,829                 220,949
  Accumulated other comprehensive income                                        (59,831)                194,918
                                                                           ------------           -------------

                                    Total capital funds                         418,248                 616,117
                                                                           ------------            ------------


Total liabilities and capital funds                                        $  6,686,528             $ 6,667,513
                                                                            ===========             ==========


                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                              STATEMENTS OF INCOME
                                 (in thousands)


                                                                  Years ended December 31,
                                                       ---------------------------------------------

                                                           1999                     1998                    1997
                                                       ------------             ------------            --------
Revenues:
  Premiums                                             $   189,448              $    100,339           $     96,429
  Net investment income                                    462,215                   455,176                435,098
  Realized capital losses                                  (13,103)                   (1,694)                  (226)
                                                        -----------             ------------            ------------


                     Total revenues                        638,560                   553,821                531,301
                                                         ---------                ----------              ---------


Benefits and expenses:
  Benefits to policyholders                                244,895                   178,401                165,157
  Increase in future policy benefits
   and policyholders' funds on deposit                     239,635                   252,476                221,192
  Acquisition and insurance expenses                        65,533                    59,662                 58,231
                                                        ----------               -----------             ----------

                    Total benefits and expenses            550,063                   490,539                444,580
                                                         ---------                ----------              ---------


Income before income taxes                                  88,497                    63,282                 86,721
                                                        ----------              ------------             ----------

Income taxes (benefits):
   Current                                                  15,263                    33,357                 30,000
   Deferred                                                 16,354                   (10,772)                   930
                                                        ----------               ------------           -----------

                    Total income taxes                      31,617                    22,585                 30,930
                                                        ----------               -----------             ----------

Net income                                             $    56,880              $     40,697            $    55,791
                                                        ==========               ===========             ==========


                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                           STATEMENTS OF CAPITAL FUNDS
                                 (in thousands)


                                                                         Years ended December 31,

                                                           1999                   1998                      1997
                                                       ------------           ------------             ------------
Common stock

Balance at beginning of year                          $       3,225          $       3,225            $       3,225
                                                       ------------           ------------             ------------

Balance at end of year                                        3,225                  3,225                    3,225
                                                       ------------           ------------             ------------



Additional paid-in capital

Balance at beginning of year:                               197,025                197,025                  197,025
                                                         ----------             ----------               ----------

Balance at end of year                                      197,025                197,025                  197,025
                                                         ----------             ----------               ----------


Retained earnings

  Balance at beginning of year                              220,949                190,252                  134,461
  Net income                                                 56,880                 40,697                   55,791
  Dividends to Stockholders                                       -                (10,000)                       -
                                                    ---------------            -----------          ---------------

  Balance at end of year                                    277,829                220,949                  190,252
                                                         ----------             ----------               ----------


Accumulated other comprehensive income

  Balance at beginning of year                              194,918                184,681                  135,431
  Unrealized appreciation (depreciation) of
       investments - net of reclassification
       adjustments                                         (400,842)                (4,208)                 104,775
  Deferred income tax benefit (expense) on
       changes and future policy benefits                   146,093                 14,445                  (55,525)
                                                         ----------           ------------              -----------

   Balance at end of year                                   (59,831)               194,918                  184,681
                                                        -----------            -----------               ----------



               Total capital funds                      $   418,248            $   616,117              $   575,183
                                                         ==========             ==========               ==========




                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)


                                                                                      Years ended December 31,
                                                                       ---------------------------------------



                                                                            1999                1998             1997
                                                                       -------------        -----------      --------
Cash flows from operating activities:

 Net income                                                             $    56,880         $     40,697     $     55,791
                                                                         ----------          -----------      -----------
Adjustments   to  reconcile  net  income
 to  net  cash  provided  by  operating
 activities:

 Non-cash revenues, expenses, gains and losses included in income:

 Change in insurance reserves                                                45,730              323,971           44,065
 Change in premiums and insurance balances
  receivable and payable -net                                                (5,697)               4,753           (3,201)
 Change in reinsurance assets                                              (279,429)              (6,624)           4,601
 Change in deferred policy acquisition costs                                 (5,234)              (1,674)          (3,992)
 Change in investment income due and accrued                                   (799)                 628           (4,898)
 Realized capital losses                                                     13,103                1,694              226
 Change in current and deferred income taxes -net                             2,133               (6,220)             243
 Change in reserves for commissions, expenses and taxes                         135                  480             (337)
 Change in other assets and liabilities - net                                 2,969              (24,194)         (11,055)
                                                                        -----------          -----------      -----------
Total adjustments                                                          (227,089)             292,814           25,652
                                                                          ---------           ----------      -----------
 Net cash (used in) provided by operating activities                       (170,209)             333,511           81,443
                                                                          ----------          ----------      -----------

Cash flows from investing activities:

 Cost of fixed maturities at market, sold                                   913,262              317,042          255,408
 Cost of fixed maturities at market, matured or redeemed                    641,409              824,480          435,831
 Cost of equity securities sold                                               1,149                1,413            7,422
 Cost of real estate sold                                                         -                5,107                -
 Realized capital (losses) gains                                            (13,103)              (1,694)           3,774
 Purchase of fixed maturities                                            (1,815,447)          (1,202,023)        (922,293)
 Purchase of equity securities                                              (14,641)             (13,671)          (3,000)
 Mortgage loans granted                                                     (64,782)            (140,623)         (89,717)
 Repayments of mortgage loans                                               148,799              150,803           44,733
 Change in policy loans                                                         296                  401              380
 Change in short-term investments                                           108,799             (172,672)         (19,560)
 Change in other invested assets                                            (22,632)             (12,118)           6,100
 Other - net                                                                 (4,525)             (16,637)          (7,361)
                                                                        -----------          -----------     ------------
  Net cash used in investing activities                                    (121,416)            (260,192)        (288,283)
                                                                          ---------           ----------       ----------


Cash flows from financing activities:

 Change in policyholders' funds on deposit                                  134,683               93,569          205,413
 Dividends to stockholders                                                        -              (10,000)               -
                                                                    ---------------          ----------- ----------------
    Net cash provided by financing activities                               134,683               83,569          205,413
                                                                          ---------          -----------       ----------


Change in cash                                                             (156,942)             156,888           (1,427)
Cash at beginning of year                                                   157,187                  299            1,726
                                                                        -----------        -------------     ------------
Cash at end of year                                                $            245          $   157,187   $          299
                                                                    ===============           ==========    =============


                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)


                                                                         Years ended December 31,

                                                           1999                   1998                      1997
                                                       ------------           ------------             ---------
Comprehensive income

Net income                                            $      56,880          $      40,697             $     55,791
                                                       ------------           ------------              -----------



Other comprehensive income

Unrealized appreciation (depreciation) of
     investments - net of reclassification
    adjustments                                            (400,842)                (4,208)                 104,775
 Changes due to deferred income tax benefit
    (expense) on changes in
    future policy benefits                                  146,093                 14,445                  (55,525)
                                                         ----------           ------------              -----------

  Other comprehensive income                               (254,749)                10,237                   49,250
                                                         ----------           ------------              -----------

 Comprehensive income                                   $  (197,869)         $      50,934              $   105,041
                                                         ==========           ============               ==========





















                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

1.   Summary of Significant Accounting Policies

     (a) Basis of Presentation: American International Life Assurance Company of New York (the Company) is a wholly owned subsidiary of American International Group, Inc. (the Parent). The financial statements of the Company have been prepared on the basis of generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The Company is licensed to sell life and accident & health insurance in the District of Columbia and all states except Arizona, Connecticut and Maryland. The Company is also licensed in America Samoa, Virgin Islands and Guam.

          The Company also files financial statements prepared in accordance with statutory practices prescribed or permitted by the Insurance Department of the State of New York. Financial statements prepared in accordance with GAAP differ in certain respects from the practices prescribed or permitted by regulatory authorities. The significant differences are: (1) statutory financial statements do not reflect fixed maturities available for sale at market value; (2) policy acquisition costs, charged against operations as incurred for regulatory purposes, have been deferred and are being amortized over the anticipated life of the contracts; (3) individual life and annuity policy reserves based on statutory requirements have been adjusted based upon mortality, lapse and interest assumptions applicable to these coverages, including provisions for reasonable adverse deviations; these assumptions reflect the Company's experience and industry standards; (4) deferred income taxes not recognized for regulatory purposes have been provided for temporary differences between the bases of assets and liabilities for financial reporting purposes and tax purposes; (5) for regulatory purposes, future policy benefits, policyholders' funds on deposit, policy and contract claims and reserve for unearned premiums are presented net of ceded reinsurance; and (6) an asset valuation reserve and interest maintenance reserve using National Association of Insurance Commissioners (NAIC) formulas are set up for regulatory purposes.

     (b) Investments: Fixed maturities available for sale, where the company may not have the ability or positive intent to hold these securities until maturity, are carried at current market value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations (CMOs). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at current market values. Dividend income is generally recognized when receivable. Short-term investments are carried at cost, which approximates market.

          Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of deferred income taxes and future policy benefits in capital funds currently.

          Realized capital gains and losses are determined principally by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income for the difference between cost or amortized cost and estimated net realizable value.

          Mortgage loans on real estate are carried at unpaid principal balance less unamortized loan origination fees and costs less an allowance for uncollectible loans. Interest income on such loans is accrued currently.

          Real estate is carried at depreciated cost and is depreciated on a straight-line basis over 31.5 years. Expenditures for maintenance and repairs are charged to income as incurred; expenditures for betterments are capitalized and depreciated over their estimated lives.

          Policy loans are carried at the aggregate unpaid principal balance.

          Other invested assets consist primarily of limited partnerships, which are recorded using either the cost or the equity method depending on the type of partnership and the Company's related ownership percentage.

     (c) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns.

     (d) Premium Recognition and Related Benefits and Expenses: Premiums for traditional life insurance and life contingent annuity contracts are recognized when due. Revenues for universal life and investment-type products consist of policy charges for the cost of insurance, administration, and surrenders during the period. Premiums on accident and health insurance are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as unearned premiums. Estimates of premiums due but not yet collected are accrued. Policy benefits and expenses are associated with earned premiums on long-duration contracts resulting in a level recognition of profits over the anticipated life of the contracts.

          Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Deferred policy acquisition costs and policy initiation costs related to universal life and investment-type products are amortized in relation to expected gross profits over the life of the policies (see Note 3).

          The liability for future policy benefits and policyholders' contract deposits is established using assumptions described in Note 4.

     (e) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

     (f) Separate and Variable Accounts: These accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

     (g) Reinsurance Assets: Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholders' funds on deposit and policy and contract claims. It also includes funds held under reinsurance treaties.

     (h)  Accounting Standards:

          In June 1997, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 130 "Reporting Comprehensive Income" (FASB 130) and Statement of Financial Accounting Standards No. 131 "Disclosure about Segments of an Enterprise and Related Information" (FASB 131).

          FASB 130 establishes standards for reporting comprehensive income and its components in a full set of general purpose financial statements. FASB 130 was effective for the Company as of January 1, 1998.

          FASB 131 establishes standards for the way the Company is required to disclose information about its operating segments in its annual financial statements and selected information in its interim financial statements. FASB 131 establishes, where practicable, standards with respect to geographic areas, among other things. Certain descriptive information is also required. FASB 131 was effective for the year ended December 31, 1998 by the Parent, whose operations are conducted principally through three business segments: General Insurance, Life Insurance and Financial Services. All operations of the Company fall within the Life Insurance segment.

          In February 1998, FASB issued Statement of Financial Accounting Standards No. 132 "Employers' Disclosures about Pensions and Other Postretirement Benefits" (FASB 132). This statement requires the Company to revise its disclosures about pension and other postretirement benefit plans and does not change the measurement or recognition of these plans. Also, FASB 132 requires additional information on changes in the benefit obligations and fair values of plan assets. FASB 132 was effective for the year ended December 31, 1998 and has been adopted by the Parent. Information regarding the pension and other postretirement benefit plans is not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and, accordingly, is not presented herein.

          In June 1998, FASB issued Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" (FASB 133). This statement requires the Company to recognize all derivatives in the consolidated balance sheet measuring these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative. The Company believes that the impact of FASB 133 on its results of operations, financial condition or liquidity will not be significant. FASB 133 is effective for the year commencing January 1, 2001.

          In December 1997, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AcSEC) issued Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." This statement provides guidance for the recording of a liability for insurance-related assessments. The statement requires that a liability be recognized in certain defined circumstances. This statement was effective for the year commencing January 1, 1999 and has been adopted herein. SOP 97-3 did not have a material impact on the Company's results of operations, financial condition or liquidity.

          In  October  1998,  AcSEC  issued  SOP  98-7,   "Deposit   Accounting:
          Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk." This statement identifies several methods of deposit accounting and provides guidance on the application of each method. This statement classifies insurance and reinsurance contracts for which the deposit method is appropriate as contracts that (i) transfer only significant timing risk, (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk, and (iv) have an indeterminate risk. The Company believes that the impact of this statement on its results of operations, financial condition or liquidity will not be significant. This statement is effective for the year commencing January 1, 2000. Restatement of previously issued financial statements is not permitted.

2.   Investment Information

     (a) Statutory Deposits: Securities with a carrying value of $17,560,000 and $17,889,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 1999 and 1998, respectively.

     (b) Net Investment Income: An analysis of net investment income is as follows (in thousands):


                                                                                Years ended December 31,
                                                                      ----------------------------------
                                                                       1999              1998               1997
                                                                       ----              ----               ----
        Fixed maturities                                             $392,878            $386,353          $378,724
        Equity securities                                               2,309               1,702             1,010
        Mortgage loans                                                 45,173              52,443            48,488
        Real estate                                                     2,113               2,782             3,097
        Policy loans                                                      750                 713               832
        Cash and short-term investments                                 7,507               4,334             4,257
        Other invested assets                                          16,026              11,209             2,878
                                                                    ---------           ---------         ---------
               Total investment income                                466,756             459,536           439,286

        Investment expenses                                             4,541               4,360             4,188
                                                                    ---------           ---------         ---------

               Net investment income                                 $462,215            $455,176          $435,098
                                                                      =======             =======           =======


     (c) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 1999, 1998 and 1997 are summarized below (in thousands):

                                                                                Years ended December 31,
                                                                       ---------------------------------
                                                                       1999               1998             1997
                                                                       ----               ----             ----

        Realized gains (losses) on investments:

        Fixed maturities                                           $  (15,407)         $   (3,908)   $            -
        Equity securities                                               1,702                 124             3,774
        Mortgage loans                                                      -                   -            (4,000)
        Real Estate                                                         -               2,079                 -
        Other                                                             602                  11                 -
                                                                 ------------       -------------     -------------
        Realized gains (losses)                                    $  (13,103)         $   (1,694)      $      (226)
                                                                   ===========         ==========       ===========-

        Change in unrealized appreciation
           (depreciation) of investments:
        Fixed maturities                                            $(369,679)          $ (16,268)         $103,520
        Equity securities                                              (3,812)              1,272            (1,446)
        Other invested assets                                         (27,351)             10,788             2,701
                                                                  ------------         ----------      ------------
         Change in unrealized appreciation
                (depreciation) of investments                       $(400,842)         $   (4,208)         $104,775
                                                                    =========-         ==========-         ========

     Proceeds from the sale of investments in fixed maturities during 1999, 1998 and 1997 were $913,263,000, $317,042,000 and $255,408,000, respectively.

     During  1999,  1998  and  1997,  gross  gains  of  $8,369,000,  $0 and  $0,
     respectively,   and  gross  losses  of  $23,776,000,   $3,908,000  and  $0,
     respectively, were realized on dispositions of fixed maturities.

     During  1999,  1998 and  1997,  gross  gains of  $1,712,000,  $126,000  and
     $3,774,000, respectively, and gross losses of $10,000, $2,000 and $0, respectively, were realized on dispositions of equity securities.

     (d)  Market  Value of  Fixed  Maturities  and  Unrealized  Appreciation  of
          Investments:

          At December 31, 1999 and 1998, unrealized appreciation of investments in equity securities (before applicable taxes) included gross gains of $15,424,000 and $15,424,000 and gross losses of $4,278,000 and
          $465,000, respectively.

          The amortized cost and estimated market values of investments in fixed
          maturities   at  December  31,  1999  and  1998  are  as  follows  (in
          thousands):

                                                                         Gross            Gross         Estimated
        1999                                          Amortized        Unrealized       Unrealized        Market
        ----                                            Cost             Gains           Losses           Value

        Fixed maturities:
           U.S. Government and government
               agencies and authorities               $      68,605      $    13,612    $        407      $     81,810
           States, municipalities and

               political subdivisions                       665,514           16,609           4,317           677,806
           Foreign governments                                9,307              108             247             9,168
           All other corporate                            4,333,324           57,006         185,378         4,204,952
                                                          ---------        ---------        --------         ---------

        Total fixed maturities                          $ 5,076,750       $   87,335       $ 190,349       $ 4,973,736
                                                         ==========        =========        ========        ==========

                                                                         Gross            Gross         Estimated
        1998                                          Amortized        Unrealized       Unrealized        Market
        ----                                            Cost             Gains           Losses           Value

        Fixed maturities:
           U.S. Government and government
               agencies and authorities               $      68,248      $    24,760    $         10      $     92,998
           States, municipalities and

               political subdivisions                       778,621           51,462           1,252           828,831
           Foreign governments                               28,144            6,049              -             34,193
           All other corporate                            3,923,336          229,566          43,910         4,108,992
                                                          ---------         --------       ---------         ---------

        Total fixed maturities                          $ 4,798,349        $ 311,837       $  45,172       $ 5,065,014
                                                         ==========         ========        ========        ==========

     The amortized cost and estimated market value of fixed maturities available for sale at December 31, 1999, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                               Estimated
                                                                       Amortized                 Market
                                                                          Cost                   Value

        Due in one year or less                                      $   394,356             $   385,902
        Due after one year through five years                          1,967,313               1,940,109
        Due after five years through ten years                         1,596,471               1,544,741
        Due after ten years                                            1,118,610               1,102,984
                                                                       ---------               ---------

                                                                      $5,076,750              $4,973,736
                                                                       =========               =========

     (e) CMOs: CMOs are U.S. Government and Government agency backed and triple A-rated securities. CMOs are included in other corporate fixed maturities. At December 31, 1999 and 1998, the market value of the CMO portfolio was $883,693,000 and $986,103,000, respectively; the estimated amortized cost was approximately $883,419,000 in 1999 and $944,790,000 in 1998. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 1999.

     (f)  Fixed  Maturities  Below  Investment  Grade:  At December 31, 1999 and
          1998, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $526,765,000 and $528,461,000, respectively, and an aggregate market value of $467,170,000 and $510,316,000, respectively.

     (g)  Non-income   Producing  Assets:   Non-income   producing  assets  were
          insignificant.

     (h) Investments Greater than 10% Equity: The market value of investments in the following companies exceeded 10% of the Company's total capital funds at December 31, 1999 (in thousands):

                Fixed Maturities:
                Chase Manhattan Corp                     $   46,918
                Tower Funding                                49,489

3.   Deferred Policy Acquisition Costs

     The following reflects the policy acquisition costs deferred (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands):


                                                 Years ended December 31,
                                          ----------------------------------
                                          1999            1998         1997
                                          ----            ----         ----
    Balance at beginning of year         $41,421        $39,748       $35,754
    Acquisition costs deferred             9,166          7,323         9,109
    Amortization charged to income        (3,932)        (5,650)       (5,115)
                                          ------        -------       -------
    Balance at end of year               $46,655        $41,421       $39,748
                                         =======        =======       =======

4.   Future Policy Benefits and Policyholders' Funds on Deposit

     (a) The analysis of the future policy benefits and policyholders' funds on deposit liabilities as at December 31, 1999 and 1998 follows (in thousands):

                                                                       1999                  1998
                                                                       ----                  ----
        Future policy benefits:
        Long duration contracts                                    $1,691,028              $1,673,267
        Short duration contracts                                       22,135                  21,305
                                                                  -----------             -----------
                                                                   $1,713,163              $1,694,572
                                                                    =========               =========

        Policyholder funds on deposit:
        Annuities                                                  $2,924,027              $2,813,969
        Guaranteed investment contracts (GICs)                        678,240                 685,336
        Universal life                                                105,223                 101,919
        Other investment contracts                                     34,383                   5,966
                                                                  -----------            ------------
                                                                   $3,741,873              $3,607,190
                                                                    =========               =========

     (b) Long duration contract liabilities included in future policy benefits, as presented in the table above, result from traditional life and annuity products. Short duration contract liabilities are primarily accident and health products. The liability for future policy benefits has been established based upon the following assumptions:

     (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to
          10.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of 7.6 percent and grade to not greater than 7.5 percent.

     (ii) Mortality and withdrawal rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate, including surrenders, for individual life approximated
          10.7 percent.

     (c) The liability for policyholders' fund on deposit has been established based on the following assumptions:

     (i) Interest rates credited on deferred annuities vary by year of issuance and range from 3.0 percent to 7.5 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 3.0 percent to 10.0 percent grading to zero over a period of 5 to 10 years.

     (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 4.9 percent to 8.1 percent and maturities range from 3 to 7 years.

     (iii)Interest  rates  on   corporate-owned   life  insurance  business  are
          guaranteed at 4.0 percent and the weighted average rate credited in 1999 was 6.7 percent.

     (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 5.4 percent to 7.1 percent and guarantees ranging from 3.5 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 11.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

5.  Income Taxes

     (a) The Federal income tax rate applicable to ordinary income is 35% for 1999, 1998 and 1997. Actual tax expense on income from operations differs from the "expected" amount computed by applying the Federal income tax rate because of the following (in thousands except percentages):

                                                                        Years ended December 31,

                                                 1999                        1998                        1997
                                          -------------------------  -----------------------       --------------
                                                Percent                     Percent                     Percent
                                                    of                         of                           of
                                                pre-tax                     pre-tax                     pre-tax
                                               operating                   operating                   operating
                                           Amount    Income            Amount    Income            Amount    Income
        "Expected" income tax

              expense                        $30,974      35.0%          $22,149      35.0%          $30,352      35.0%
        State income tax                         418       0.5               194       0.3               487       0.6
        Other                                    225       0.3               242       0.4                91       0.1
                                           ---------     -----          --------     -----         ---------     -----
        Actual income

              tax expense                    $31,617      35.8%          $22,585      35.7%          $30,930      35.7%
                                              ======      ====            ======      ====            ======      ====


     (b) The components of the net deferred tax liability were as follows (in thousands):

                                                                                      Years ended December 31,
                                                                                      ------------------------
                                                                                    1999                     1998
                                                                                    ----                     ----
         Deferred tax assets:
           Adjustments to mortgage loans and
                 investment income due and accrued                               $   6,876                $    6,576
           Adjustment to life policy reserves                                       39,467                    42,482
           Deferred policy acquisition costs                                             -                     5,558
           Unrealized depreciation of investments                                   32,034                         -
           Other                                                                       168                       937
                                                                                ----------                 ---------
                                                                                    78,545                    55,553
                                                                                  --------                   -------
         Deferred tax liabilities:
            Deferred policy acquisition costs                                    $   2,875             $           -
            Fixed maturities discount                                               16,199                    12,376
            Unrealized appreciation on investments                                       -                   105,059
            Other                                                                    4,415                     3,801
                                                                                 ---------                  ---------
                                                                                    23,489                   121,236
                                                                                  --------                   -------

          Net deferred tax (asset) liability                                     $ (55,056)                 $ 65,683
                                                                                  =========                  =======

     (c) At December 31, 1999, accumulated earnings of the Company for Federal income tax purposes include approximately $2,879,000 of "Policyholders' Surplus" as defined under the Code. Under provisions of the Code, "Policyholders' Surplus" has not been currently taxed but would be taxed at current rates if distributed to the Parent. There is no present intention to make cash distributions from "Policyholders' Surplus" and accordingly, no provision has been made for taxes on this amount.

     (d) Income taxes paid in 1999, 1998, and 1997 amounted to $28,174,000, $26,796,000, and $30,269,000, respectively.

6.   Commitments and Contingent Liabilities

     The Company, in common with the insurance industry in general, is subject to litigation, including claims for punitive damages, in the normal course of their business. The Company does not believe that such litigation will have a material effect on its operating results and financial condition.

     The Company is a limited  partner in Chardon/Hato  Rey Partnership  (Puerto
     Rico). The partnership agreement requires the Company to make an additional capital contribution of up to $3,000,000 to cover construction cost overruns or operating deficits. Construction was completed in 1992, the building is fully leased and profitable; therefore, no demands are foreseen.

     During 1997, the Company entered into a partnership agreement with Private Equity Investors III, L.P. As of December 31, 1999, the Company's unused capital commitment was $5,086,000. Contributions totaling $19,872,000 have been made through December 31, 1999.

     During 1998, the Company entered into a partnership agreement with Sankaty High Yield Asset Partners, L.P. The agreement requires the Company to make capital contributions totaling $2,500,000. Contributions totaling $2,250,000 have been made through December 31, 1999.

     During 1999, the Company entered into a partnership agreement with G2 Opportunity Fund, LP. The agreement requires the Company to make capital contributions totaling $12,500,000. Contributions totaling $11,515,000 have been made through December 31, 1999.

     During 1999, the Company entered into a partnership agreement with CVC Capital Funding LLC. The agreement requires the Company to make capital contributions totaling $10,000,000. No contributions have been made as of December 31, 1999.

     During 1999, the Company entered into a partnership agreement with Private Equity Investors IV, L.P. The agreement requires the Company to make capital contributions totaling $73,000,000. No contributions have been made as of December 31, 1999

7.   Fair Value of Financial Instruments

     (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" (FASB 107) requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the balance sheet. In the measurement of the fair value of certain of the financial instruments, quoted market prices were not available and other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. FASB 107 excludes certain financial instruments, including those related to insurance contracts.

          The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

          Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair value.

          Fixed maturities: Fair values for fixed maturity securities carried at market value are generally based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

          Equity securities: Fair values for equity securities were based upon quoted market prices.

          Mortgage and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair values of policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

          Policyholders' funds on deposit: Fair values of policyholder contract deposits were estimated using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

     (b) The fair value and carrying amounts of financial instruments is as follows (in thousands):

            1999

                                                                       Fair               Carrying
                                                                       Value               Amount

        Cash and short-term investments                            $   144,011         $   144,011
        Fixed maturities                                             4,973,736           4,973,736
        Equity securities                                               51,030              51,030
        Mortgage and policy loans                                      476,653             470,441

        Policyholders' funds on deposit                             $3,807,329          $3,741,873

          1998

                                                                       Fair            Carrying
                                                                      Value             Amount

        Cash and short-term investments                            $   409,752         $   409,752
        Fixed maturities                                             5,065,014           5,065,014
        Equity securities                                               41,350              41,350
        Mortgage and policy loans                                      586,819             554,682

        Policyholders' funds on deposit                             $3,748,401          $3,607,190

8.   Capital Funds

     (a) The Company may not distribute dividends to the Parent without prior approval of regulatory agencies. Generally, this limits the payment of such dividends to an amount which, in the opinion of the regulatory agencies, is warranted by the financial condition of the Company. There were no dividends paid in 1999. During 1998, the Company paid a $10,000,000 dividend to its stockholders.

     (b) The Company's capital funds as determined in accordance with statutory accounting practices were $387,814,000 at December 31, 1999 and $337,170,000 at December 31, 1998. Statutory net income amounted to $66,418,000, $35,386,000 and $58,205,000 for 1999, 1998 and 1997,
          respectively.

     (c)  Statement of Accounting Standards No. 130 "Comprehensive Income" (FASB
          130) was adopted by the Company effective January 1, 1998. FASB 130 establishes standards for reporting comprehensive income and its components as part of capital funds. The reclassification adjustments with respect to available for sale securities were $(13,103,000), $(1,694,000), and $(226,000) for December 31, 1999, 1998 and 1997,
          respectively.

9.   Employee Benefits

     (a) The Company participates with its affiliates in a qualified, non-contributory, defined benefit pension plan which is administered by the Parent. All qualified employees who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. Annual funding requirements are determined based on the "projected unit credit" cost method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service. Pension expense for current service costs, retirement and termination benefits for the years ended December 31, 1999, 1998 and 1997 were approximately $153,000, $238,000 and $306,000, respectively. The Parent's plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. The projected benefit obligations exceeded the plan assets at December 31, 1999 by $36,000,000.

          The Parent has adopted a Supplemental Executive Retirement Program (Supplemental Plan) to provide additional retirement benefits to designated executives and key employees. Under the Supplemental Plan, the annual benefit, not to exceed 60 percent of average final compensation, accrues at a percentage of average final pay multiplied for each year of credited service reduced by any benefits from the current and any predecessor retirement plans, Social Security, if any, and from any qualified pension plan of prior employers. The Supplemental Plan also provides a benefit equal to the reduction in benefits payable under the AIG retirement plan as a result of Federal limitations on benefits payable thereunder. Currently, the Supplemental Plan is unfunded.

     (b) The Parent also sponsors a voluntary savings plan for domestic employees (a 401(k) plan), which during the three years ended December 31, 1999, provided for salary reduction contributions by employees and matching contributions by the Parent of up to 6 percent of annual salary depending on the employees' years of service.

     (c) On April 1, 1985, the Parent terminated and replaced its then existing U.S. pension plan, a contributory qualified defined benefit plan, with the current non-contributory qualified defined benefit plan. Settlement of the obligations of the prior plan was accomplished through the purchase of annuities from the Company for accrued benefits as of the date of termination. Future policy benefits reserves in the accompanying balance sheet that relate to these annuity contracts are $69,129,000 at December 31, 1999 and $70,733,000 at December 31, 1998.

     (d) In addition to the Parent's defined benefit pension plan, the Parent and its subsidiaries provide a post-retirement benefit program for medical care and life insurance. Eligibility in the various plans is generally based upon completion of a specified period of eligible service and reaching a specified age.

     (e) The Parent applies APB Opinion 25 "Accounting for Stock issued to Employees" and related interpretations in accounting for its stock-based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of the Parent. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provides for eligible employees to receive privileges to purchase AIG common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. The Parent has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with FASB 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and therefore are not presented herein.

10. Leases

     (a) The Company occupies leased space in many locations under various long-term leases and has entered into various leases covering the long-term use of data processing equipment. At December 31, 1999, the future minimum lease payments under operating leases were as follows:

                         Year                                        Payments
                         ----                                        --------
                         2000                                         $1,421
                         2001                                          1,126
                         2002                                            774
                         2003                                            345
                         2004                                            277
                         Remaining years after 2004                      230
                                                                     -------

                         Total                                        $4,173
                                                                      ======

     Rent expense approximated $1,667,000, $1,604,000 and $1,398,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

11.  Reinsurance

     (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements. The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 12).

          The  effect  of  all  reinsurance  contracts,   including  reinsurance
          assumed, is as follows (in thousands, except percentages):



                                                                                                               Percentage
        December 31, 1999                                                                                      of Amount
        -----------------                                                                                       Assumed
                                             Gross             Ceded         Assumed              Net           to Net
        Life Insurance in Force            $32,831,967          $604,100    $      2,573        $32,230,440           -
                                           ===========          ========    ============        ===========
        Premiums:
          Life                                  98,471             2,925              64             95,610        0.7%
          Accident and Health                   18,940             8,431          31,393             41,902       74.9%
          Annuity                               51,936                 -               -             51,936             -
                                         -------------     -----------------------------       ------------

        Total Premiums                   $     169,347          $ 11,356     $    31,457      $     189,448       16.6%
                                         =============          ========     ===========      =============


     -------------------------



                                                                                                               Percentage
        December 31, 1998                                                                                      of Amount
        -----------------                                                                                       Assumed
                                             Gross             Ceded         Assumed              Net           to Net
        Life Insurance in Force             $5,157,694          $579,949   $         446         $4,578,191           -
                                             ==========          ========   =============         ==========
        Premiums:
          Life                                  55,199             3,320              75             51,954        0.1%
          Accident and Health                   16,144             6,470          23,215             32,889       70.6%
          Annuity                               15,496                 -               -             15,496          -
                                        --------------     -----------------------------       ------------

        Total Premiums                    $     86,839         $   9,790     $    23,290        $   100,339       23.2%
                                          ============         =========     ===========        ===========




                                                                                                               Percentage
        December 31, 1997                                                                                      of Amount
        -----------------                                                                                       Assumed
                                             Gross             Ceded         Assumed              Net           to Net

        Life Insurance in Force             $4,900,999          $408,340      $    3,061         $4,495,720        0.1%
                                            ==========          ========      ==========         ==========
        Premiums:
          Life                                  25,690             2,805              83             22,968        0.4%
          Accident and Health                   16,266             6,470          22,449             32,245       69.6%
          Annuity                               41,216                 -               -             41,216          -
                                          ------------        ----------   -------------        -----------

        Total Premiums                    $     83,172         $   9,275       $  22,532       $     96,429       23.4%
                                          ============         =========       =========       ============

     (b) The maximum amount retained on any one life by the Company is $1,000,000.

     (c) Reinsurance recoveries, which reduced death and other benefits, approximated $287,073,000, $12,396,000 and $6,110,000 respectively, for the years ended December 31, 1999, 1998 and 1997.

          The Company's reinsurance arrangements do not relieve it from its direct obligation to its insureds.

12.  Transactions with Related Parties

     (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded to affiliates amounted to $277,000 and $0, respectively, for the year ended December 31, 1999. Premium income and commission ceded for 1998 amounted to $89,000 and $2,000, respectively. Premium income and commission ceded for 1997 amounted to $144,000 and $2,000, respectively. Premium income and ceding commission expense assumed from affiliates aggregated $25,496,000 and $88,000, respectively, for 1999, compared to
          $19,536,000  and $(545,000),  respectively,  for 1998, and $20,661,000 and $(602,000), respectively, for 1997.

     (b) The Company provides life insurance coverage to employees of the Parent and its domestic subsidiaries in connection with the Parent's employee benefit plans. The statement of income includes $5,366,000 in premiums relating to this business for 1999, $5,124,000 for 1998, and $5,769,000 for 1997.

     (c) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 1999, 1998 and 1997, the Company was charged $27,700,000, $23,757,000 and $22,079,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $32,219,000, $28,405,000 and $26,941,000, respectively, for costs incurred by the Company but attributable to affiliates.

     (d) During 1997, a reinsurance treaty between the Company and Delaware American Life Insurance Company (Delam) covering certain annuity policies was terminated. Upon cancellation of this agreement, assets totaling $24,030,000 were transferred from Delam to the Company.

     (e) During 1999, the Company entered into a reinsurance treaty with Lexington Insurance Company whereby the Company ceded a block of Ordinary Life business and transferred cash and securities valued at $276,917,000.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Policy Owners of

American International Life Assurance Company of New York
Variable Account B

In our opinion, the accompanying statements of assets and liabilities of American International Life Assurance Company of New York Variable Account B (comprising twenty-seven subaccounts, hereafter collectively referred to as "Variable Account B") and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Variable Account B at December 31, 1999, and the results of its operations and the changes in its net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the management of Variable Account B; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

March 10, 2000

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                       STATEMENT OF ASSETS AND LIABILITIES


                                DECEMBER 31, 1999

ASSETS:
       Investments at Market Value:
                                                                         Shares                Cost              Market Value
                                                               -----------------------------------------------------------------
                 AIM
                   Capital Appreciation Fund                               2,019.847             $ 49,829              $ 71,864
                   International Equity Fund                               2,554.374               52,018                74,818
                 Alliance
                   Conservative Investors Portfolio                        1,379.867               18,346                18,532
                   Growth Portfolio                                       33,202.185              848,513             1,115,263
                   Growth & Income Portfolio                              28,181.163              599,072               614,065
                   Growth Investors Portfolio                              5,990.011               88,040               102,611
                   Premier Growth Portfolio                                7,820.255              237,152               316,329
                   Quasar Portfolio                                        9,597.837              115,947               124,773
                   Technology Portfolio                                   10,611.825              206,841               356,663
                 Dreyfus
                   Small Company Stock Portfolio                           2,213.877               31,735                36,950
                   Stock Index Portfolio                                  26,984.587              877,660             1,037,558
                   Zero Coupon 2000 Portfolio                              1,411.684               17,468                17,181
                 Fidelity
                   Asset Manager Portfolio                                18,674.276              323,524               348,646
                   Contrafund Portfolio                                    5,204.911              119,899               151,722
                   Growth Portfolio                                       28,724.498            1,128,143             1,577,835
                   High Income Portfolio                                  11,092.852              132,123               125,463
                   Investment Grade Bond Portfolio                         2,517.613               30,867                30,613
                   Money Market Portfolio                                192,566.850              192,567               192,567
                   Overseas Portfolio                                      8,331.407              165,220               228,610
                 Van Eck
                   Worldwide Emerging Markets Portfolio                    1,922.157               16,351                27,409
                   Worldwide Hard Assets Portfolio                         2,506.832               24,132                27,474
                 Weiss,Peck & Greer
                   Tomorrow Long Term Portfolio                              183.251                1,593                 1,669
                   Tomorrow Short Term Portfolio                              31.404                  331                   314
                                                                                     ---------------------  --------------------

                 Total Investments                                                            $ 5,277,371           $ 6,598,929
                      Total Assets                                                                                  $ 6,598,929
                                                                                                            ====================

EQUITY:
       Policy Owners' Equity                                                                                        $ 6,598,929
                                                                                                            --------------------
                      Total Equity                                                                                  $ 6,598,929
                                                                                                            ====================

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                             STATEMENT OF OPERATIONS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997


                                                  1999

                                                                     AIM                AIM
                                                                   Capital         International
                                                                 Appreciation          Equity
                                                  Total              Fund               Fund
Investment Income (Loss):
    Dividends                                      $322,363            $1,452              $2,428
Expenses:
    Mortality & Expense Risk Fees                    47,758               432                 401
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                        274,605             1,020               2,027
                                              --------------     -------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    202,624               499                 195
    Change in Unrealized Appreciation
        (Depreciation)                              827,271            19,039              22,644
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                1,029,895            19,538              22,839
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                    $1,304,500           $20,558             $24,866
                                              ==============     =============     ===============


                                                                                      Alliance
                                                Alliance                               Growth
                                              Conservative         Alliance              &
                                                Investors           Growth             Income
                                                Portfolio         Portfolio          Portfolio
Investment Income (Loss):
    Dividends                                        $3,017           $56,561             $57,584
Expenses:
    Mortality & Expense Risk Fees                       270             6,985               4,985
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                          2,747            49,576              52,599
                                              --------------     -------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                       (366)           31,353              18,790
    Change in Unrealized Appreciation
        (Depreciation)                               (1,338)          170,572             (21,362)
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                   (1,704)          201,925              (2,572)
                                              --------------     -------------     ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                        $1,043          $251,501             $50,027
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                                                Alliance           Alliance
                                                 Growth            Premier            Alliance
                                                Investors           Growth             Quasar
                                                Portfolio         Portfolio          Portfolio
Investment Income (Loss):
    Dividends                                        $9,436            $2,471                $394
Expenses:
    Mortality & Expense Risk Fees                       915             1,781               1,084
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                          8,521               690                (690)
                                              --------------     -------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      4,825             4,172              (3,624)
    Change in Unrealized Appreciation
        (Depreciation)                                1,728            61,668              21,926
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                    6,553            65,840              18,302
                                              --------------     -------------     ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                       $15,074           $66,530             $17,612
                                              ==============     =============     ===============

                                                                   Dreyfus
                                                                    Small             Dreyfus
                                                Alliance           Company             Stock
                                               Technology           Stock              Index
                                                Portfolio         Portfolio             Fund
Investment Income (Loss):
    Dividends                                          $462                $0             $16,580
Expenses:
    Mortality & Expense Risk Fees                     2,155               344               7,017
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                         (1,693)             (344)              9,563
                                              --------------     -------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     50,141            (1,279)             49,652
    Change in Unrealized Appreciation
        (Depreciation)                              104,477             5,143              86,954
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                  154,618             3,864             136,606
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                      $152,925            $3,520            $146,169
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                                                 Dreyfus
                                                  Zero             Fidelity
                                                 Coupon             Asset             Fidelity
                                                  2000             Manager           Contrafund
                                                Portfolio         Portfolio          Portfolio
Investment Income (Loss):
    Dividends                                          $920           $17,963              $3,565
Expenses:
    Mortality & Expense Risk Fees                       155             2,561                 929
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                            765            15,402               2,636
                                              --------------     -------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                          0            (1,857)              2,502
    Change in Unrealized Appreciation
        (Depreciation)                                 (455)           14,961              18,927
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                     (455)           13,104              21,429
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                          $310           $28,506             $24,065
                                              ==============     =============     ===============

                                                                                      Fidelity
                                                                   Fidelity          Investment
                                                Fidelity             High              Grade
                                                 Growth             Income              Bond
                                                Portfolio         Portfolio          Portfolio
Investment Income (Loss):
    Dividends                                      $112,948            $8,084              $1,312
Expenses:
    Mortality & Expense Risk Fees                    10,907               902                 274
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                        102,041             7,182               1,038
                                              --------------     -------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     48,554            (3,919)                 68
    Change in Unrealized Appreciation
        (Depreciation)                              245,218             2,337              (1,621)
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                  293,772            (1,582)             (1,553)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                      $395,813            $5,600               ($515)
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                                                                                       VanEck
                                                Fidelity                             Worldwide
                                                  Money            Fidelity           Emerging
                                                 Market            Overseas           Markets
                                                Portfolio         Portfolio             Fund
Investment Income (Loss):
    Dividends                                       $20,098            $6,610                  $0
Expenses:
    Mortality & Expense Risk Fees                     3,628             1,602                 148
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                         16,470             5,008                (148)
                                              --------------     -------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                          0             4,108                 201
    Change in Unrealized Appreciation
        (Depreciation)                                    0            57,758              12,835
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                        0            61,866              13,036
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                       $16,470           $66,874             $12,888
                                              ==============     =============     ===============

                                                 VanEck              WP&G               WP&G
                                                Worldwide          Tomorrow           Tomorrow
                                                  Hard               Long              Short
                                                 Assets              Term               Term
                                                  Fund            Portfolio          Portfolio
Investment Income (Loss):
    Dividends                                          $293              $162                 $23
Expenses:
    Mortality & Expense Risk Fees                       224                14                  45
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                             69               148                 (22)
                                              --------------     -------------     ---------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     (1,640)               54                 195
    Change in Unrealized Appreciation
        (Depreciation)                                6,112               (57)               (195)
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                    4,472                (3)                  0
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $4,541              $145                ($22)
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                             STATEMENT OF OPERATIONS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997

                  1998
                                                                     AIM                AIM
                                                                   Capital         International
                                                                 Appreciation          Equity
                                                  Total              Fund               Fund
Investment Income (Loss):
    Dividends                                      $307,163              $973                $270
Expenses:
    Mortality & Expense Risk Fees                    30,404               127                 143
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                        276,759               846                 127
                                              --------------     -------------     ---------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     38,246              (550)               (405)
    Change in Unrealized Appreciation
        (Depreciation)                              374,331             2,999                 156
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                  412,577             2,449                (249)
                                              --------------     -------------     ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                      $689,336            $3,295               ($122)
                                              ==============     =============     ===============

                                                                                      Alliance
                                                Alliance                               Growth
                                              Conservative         Alliance              &
                                                Investors           Growth             Income
                                                Portfolio         Portfolio          Portfolio
Investment Income (Loss):
    Dividends                                        $1,554           $24,012             $31,176
Expenses:
    Mortality & Expense Risk Fees                       192             3,626               3,081
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                          1,362            20,386              28,095
                                              --------------     -------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                        250            13,968              11,897
    Change in Unrealized Appreciation
        (Depreciation)                                  797            73,288              23,891
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                    1,047            87,256              35,788
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $2,409          $107,642             $63,883
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                                                Alliance           Alliance
                                                 Growth            Premier            Alliance
                                                Investors           Growth             Quasar
                                                Portfolio         Portfolio          Portfolio
Investment Income (Loss):
    Dividends                                        $9,576                $8              $9,960
Expenses:
    Mortality & Expense Risk Fees                       975               420               1,060
                                              --------------     -------------     ---------------
 Net Investment Income (Loss)                          8,601              (412)              8,900
                                              --------------     -------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      1,027               406                 685
    Change in Unrealized Appreciation
        (Depreciation)                               11,665            17,510             (15,889)
                                              --------------     -------------     ---------------
     Net Gain (Loss) on Investments                   12,692            17,916             (15,204)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                       $21,293           $17,504             ($6,304)
                                              ==============     =============     ===============

                                                                   Dreyfus
                                                                    Small             Dreyfus
                                                Alliance           Company             Stock
                                               Technology           Stock              Index
                                                Portfolio         Portfolio             Fund
Investment Income (Loss):
    Dividends                                          $102              $116              $6,640
Expenses:
    Mortality & Expense Risk Fees                       823               177               3,570
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                           (721)              (61)              3,070
                                              --------------     -------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      1,010              (790)             31,559
    Change in Unrealized Appreciation
        (Depreciation)                               50,048               129              62,625
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                   51,058              (661)             94,184
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                       $50,337             ($722)            $97,254
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                                                 Dreyfus
                                                  Zero             Fidelity
                                                 Coupon             Asset             Fidelity
                                                  2000             Manager           Contrafund
                                                Portfolio         Portfolio          Portfolio
Investment Income (Loss):
    Dividends                                          $945           $20,860                  $0
Expenses:
    Mortality & Expense Risk Fees                       158             1,807                 215
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                            787            19,053                (215)
                                              --------------     -------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                          2             3,126                  15
    Change in Unrealized Appreciation
        (Depreciation)                                  271             4,287              12,896
                                              --------------     -------------     ---------------
     Net Gain (Loss) on Investments                      273             7,413              12,911
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $1,060           $26,466             $12,696
                                              ==============     =============     ===============

                                                                                      Fidelity
                                                                   Fidelity          Investment
                                                Fidelity             High              Grade
                                                 Growth             Income              Bond
                                                Portfolio         Portfolio          Portfolio
Investment Income (Loss):
    Dividends                                       $76,496            $7,025                $510
Expenses:
    Mortality & Expense Risk Fees                     6,340               686                 174
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                         70,156             6,339                 336
                                              --------------     -------------     ---------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     31,739              (408)                112
    Change in Unrealized Appreciation
        (Depreciation)                              138,573           (11,405)              1,082
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                  170,312           (11,813)              1,194
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets
    Resulting From Operations                      $240,468           ($5,474)             $1,530
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                                                Fidelity                               VanEck
                                                  Money            Fidelity          Worldwide
                                                 Market            Overseas           Balanced
                                                Portfolio         Portfolio             Fund
Investment Income (Loss):
    Dividends                                       $20,408            $9,490             $84,310
Expenses:
    Mortality & Expense Risk Fees                     3,454             1,376               1,724
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                         16,954             8,114              82,586
                                              --------------     -------------     ---------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                          0             1,283             (49,886)
    Change in Unrealized Appreciation
        (Depreciation)                                    0             5,423                (614)
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                        0             6,706             (50,500)
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets
    Resulting From Operations                       $16,954           $14,820             $32,086
                                              ==============     =============     ===============

                                                 VanEck             VanEck              WP&G
                                                Worldwide         Worldwide           Tomorrow
                                                Emerging             Hard               Long
                                                 Markets            Assets              Term
                                                  Fund               Fund            Portfolio
Investment Income (Loss):
    Dividends                                            $0            $2,327                 $21
Expenses:
    Mortality & Expense Risk Fees                        48               140                  12
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                            (48)            2,187                   9
                                              --------------     -------------     ---------------
 Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                       (775)           (6,194)                134
    Change in Unrealized Appreciation
        (Depreciation)                               (1,775)           (2,222)                 24
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                   (2,550)           (8,416)                158
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                       ($2,598)          ($6,229)               $167
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                                                  WP&G
                                                Tomorrow
                                                  Short
                                                  Term
                                                Portfolio
Investment Income (Loss):
    Dividends                                          $384
Expenses:
    Mortality & Expense Risk Fees                        76
                                              --------------
Net Investment Income (Loss)                            308
                                              --------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                         41
    Change in Unrealized Appreciation
        (Depreciation)                                  572
                                              --------------
    Net Gain (Loss) on Investments                      613
                                              --------------
Increase (Decrease) in Net Assets
    Resulting From Operations                          $921
                                              ==============

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                             STATEMENT OF OPERATIONS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997

                  1997
                                                                   Alliance
                                                                 Conservative         Alliance
                                                                  Investors            Growth
                                                    Total         Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                       $45,998              $251              $4,861
Expenses:
    Mortality & Expense Risk Fees                    11,692                86               1,083
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                         34,306               165               3,778
                                              --------------     -------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     39,889                82               8,313
    Change in Unrealized Appreciation
        (Depreciation)                              110,827               716              21,956
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                  150,716               798              30,269
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets
    Resulting From Operations                      $185,022              $963             $34,047
                                              ==============     =============     ===============

                                                Alliance
                                                 Growth            Alliance
                                                    &               Growth            Alliance
                                                 Income           Investors            Quasar
                                                Portfolio         Portfolio          Portfolio
Investment Income (Loss):
    Dividends                                        $5,217              $553                 $24
Expenses:
    Mortality & Expense Risk Fees                       865               279                 421
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                          4,352               274                (397)
                                              --------------     -------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      5,064               771               3,669
    Change in Unrealized Appreciation
        (Depreciation)                               10,957             1,169               2,787
                                              --------------     -------------     ---------------
     Net Gain (Loss) on Investments                   16,021             1,940               6,456
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                       $20,373            $2,214              $6,059
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                                                                   Dreyfus
                                                                    Small             Dreyfus
                                                Alliance           Company             Stock
                                               Technology           Stock              Index
                                                Portfolio         Portfolio             Fund
Investment Income (Loss):
    Dividends                                           $83               $42              $6,063
Expenses:
    Mortality & Expense Risk Fees                       208                 3                 752
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                           (125)               39               5,311
                                              --------------     -------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      4,378                (8)              5,451
    Change in Unrealized Appreciation
        (Depreciation)                               (4,702)              (57)              9,964
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                     (324)              (65)             15,415
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets
    Resulting From Operations                         ($449)             ($26)            $20,726
                                               ==============     =============     ===============

                                                 Dreyfus
                                                  Zero             Fidelity
                                                 Coupon             Asset             Fidelity
                                                  2000             Manager             Growth
                                                Portfolio         Portfolio          Portfolio
Investment Income (Loss):
    Dividends                                        $1,067            $3,743              $8,491
Expenses:
    Mortality & Expense Risk Fees                       144               570               3,367
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                            923             3,173               5,124
                                              --------------     -------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                         (7)            1,667               3,512
    Change in Unrealized Appreciation
        (Depreciation)                                   37             4,615              63,333
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                       30             6,282              66,845
                                              --------------     -------------     ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                          $953            $9,455             $71,969
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                                                                   Fidelity
                                                Fidelity          Investment          Fidelity
                                                  High              Grade              Money
                                                 Income              Bond              Market
                                                Portfolio         Portfolio          Portfolio
Investment Income (Loss):
    Dividends                                        $1,172              $309              $8,541
Expenses:
    Mortality & Expense Risk Fees                       226                74               1,429
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                            946               235               7,112
                                              --------------     -------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                        788               265                   0
    Change in Unrealized Appreciation
        (Depreciation)                                2,222               170                   0
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                    3,010               435                   0
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $3,956              $670              $7,112
                                              ==============     =============     ===============

                                                                                       VanEck
                                                                    VanEck           Worldwide
                                                Fidelity          Worldwide             Hard
                                                Overseas           Balanced            Assets
                                                Portfolio            Fund               Fund
Investment Income (Loss):
    Dividends                                        $4,372              $157                $183
Expenses:
    Mortality & Expense Risk Fees                       706             1,361                  84
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                          3,666            (1,204)                 99
                                              --------------     -------------     ---------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                        603             5,206                  19
    Change in Unrealized Appreciation
        (Depreciation)                               (1,457)              132                (732)
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                     (854)            5,338                (713)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $2,812            $4,134               ($614)
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                                                  WP&G               WP&G
                                                Tomorrow           Tomorrow
                                                  Long              Short
                                                  Term               Term
                                                Portfolio         Portfolio
Investment Income (Loss):
    Dividends                                           $87              $782
Expenses:
    Mortality & Expense Risk Fees                         8                26
                                              --------------     -------------
Net Investment Income (Loss)                             79               756
                                              --------------     -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                        113                 3
    Change in Unrealized Appreciation
        (Depreciation)                                  111              (394)
                                              --------------     -------------
     Net Gain (Loss) on Investments                      224              (391)
                                              --------------     -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                          $303              $365
                                              ==============     =============

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                       STATEMENT OF CHANGES IN NET ASSETS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997

                  1999
                                                                     AIM                AIM
                                                                   Capital         International
                                                                 Appreciation          Equity
                                                  Total              Fund               Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                   $274,605            $1,020              $2,027
    Realized Gain (Loss) on Investment Activity     202,624               499                 195
    Change in Unrealized Appreciation
        (Depreciation) of Investments               827,271            19,039              22,644
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                               1,304,500            20,558              24,866
                                              --------------     -------------     ---------------
 Capital Transactions:
    Contract Deposits and Transfers               1,888,781            22,819              23,357
    Cost Of Insurance Charge                       (521,651)           (8,463)             (5,883)
    Policy Loans                                   (272,063)             (252)                (58)
    Contract Withdrawals                           (235,528)             (638)             (1,422)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       859,539            13,466              15,994
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets           2,164,039            34,024              40,860
Net Assets, at Beginning of Year                  4,434,890            37,840              33,958
                                              --------------     -------------     ---------------
Net Assets, at End of Year                       $6,598,929           $71,864             $74,818
                                              ==============     =============     ===============

                                                                                      Alliance
                                                Alliance                               Growth
                                              Conservative         Alliance              &
                                                Investors           Growth             Income
                                                Portfolio         Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $2,747           $49,576             $52,599
    Realized Gain (Loss) on Investment Activity        (366)           31,353              18,790
    Change in Unrealized Appreciation
        (Depreciation) of Investments                (1,338)          170,572             (21,362)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   1,043           251,501              50,027
                                              --------------     -------------     ---------------
Capital Transactions:
    Contract Deposits and Transfers                  (5,799)          412,239             196,071
    Cost Of Insurance Charge                         (2,957)          (78,781)            (47,727)
    Policy Loans                                          0           (32,198)            (20,887)
    Contract Withdrawals                                (59)          (33,103)            (22,562)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        (8,815)          268,157             104,895
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets              (7,772)          519,658             154,922
Net Assets, at Beginning of Year                     26,304           595,605             459,143
                                              --------------     -------------     ---------------
Net Assets, at End of Year                          $18,532        $1,115,263            $614,065
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements


                                                Alliance           Alliance
                                                 Growth            Premier            Alliance
                                                Investors           Growth             Quasar
                                                Portfolio         Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $8,521              $690               ($690)
    Realized Gain (Loss) on Investment Activity       4,825             4,172              (3,624)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                 1,728            61,668              21,926
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  15,074            66,530              17,612
                                              --------------     -------------     ---------------
Capital Transactions:
    Contract Deposits and Transfers                 (23,090)          137,261              41,790
    Cost Of Insurance Charge                         (4,703)          (19,747)             (8,658)
    Policy Loans                                        (29)           (2,959)            (35,268)
    Contract Withdrawals                                  0            (1,585)             (2,524)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       (27,822)          112,970              (4,660)
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets             (12,748)          179,500              12,952
Net Assets, at Beginning of Year                    115,359           136,829             111,821
                                              --------------     -------------     ---------------
Net Assets, at End of Year                         $102,611          $316,329            $124,773
                                              ==============     =============     ===============

                                                                   Dreyfus
                                                                    Small             Dreyfus
                                                Alliance           Company             Stock
                                               Technology           Stock              Index
                                                Portfolio         Portfolio             Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    ($1,693)            ($344)             $9,563
    Realized Gain (Loss) on Investment Activity      50,141            (1,279)             49,652
    Change in Unrealized Appreciation
        (Depreciation) of Investments               104,477             5,143              86,954
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                                 152,925             3,520             146,169
                                              --------------     -------------     ---------------
 Capital Transactions:
    Contract Deposits and Transfers                 130,053             8,073             476,798
    Cost Of Insurance Charge                        (29,050)           (6,632)            (78,564)
    Policy Loans                                    (61,448)             (258)            (72,361)
    Contract Withdrawals                             (2,953)           (7,435)            (26,263)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        36,602            (6,252)            299,610
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets             189,527            (2,732)            445,779
Net Assets, at Beginning of Year                    167,136            39,682             591,779
                                              --------------     -------------     ---------------
Net Assets, at End of Year                         $356,663           $36,950          $1,037,558
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                                                 Dreyfus
                                                  Zero             Fidelity
                                                 Coupon             Asset             Fidelity
                                                  2000             Manager           Contrafund
                                                Portfolio         Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       $765           $15,402              $2,636
    Realized Gain (Loss) on Investment Activity           0            (1,857)              2,502
    Change in Unrealized Appreciation
        (Depreciation) of Investments                  (455)           14,961              18,927
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                                     310            28,506              24,065
                                              --------------     -------------     ---------------
 Capital Transactions:
    Contract Deposits and Transfers                    (119)          171,792              65,244
    Cost Of Insurance Charge                           (105)          (33,524)            (16,925)
    Policy Loans                                          0            (5,379)               (489)
    Contract Withdrawals                               (786)          (48,288)             (1,728)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        (1,010)           84,601              46,102
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets                (700)          113,107              70,167
Net Assets, at Beginning of Year                     17,881           235,539              81,555
                                              --------------     -------------     ---------------
Net Assets, at End of Year                          $17,181          $348,646            $151,722
                                              ==============     =============     ===============

                                                                                      Fidelity
                                                                   Fidelity          Investment
                                                Fidelity             High              Grade
                                                 Growth             Income              Bond
                                                Portfolio         Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                   $102,041            $7,182              $1,038
    Realized Gain (Loss) on Investment Activity      48,554            (3,919)                 68
    Change in Unrealized Appreciation
        (Depreciation) of Investments               245,218             2,337              (1,621)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 395,813             5,600                (515)
                                              --------------     -------------     ---------------
Capital Transactions:
    Contract Deposits and Transfers                 383,796            53,180              13,174
    Cost Of Insurance Charge                        (96,262)           (9,567)             (3,776)
    Policy Loans                                    (30,086)           (3,900)               (213)
    Contract Withdrawals                            (52,027)           (6,288)             (5,416)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       205,421            33,425               3,769
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets             601,234            39,025               3,254
Net Assets, at Beginning of Year                    976,601            86,438              27,359
                                              --------------     -------------     ---------------
Net Assets, at End of Year                       $1,577,835          $125,463             $30,613
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements


                                                Fidelity                               VanEck
                                                  Money            Fidelity          Worldwide
                                                 Market            Overseas           Balanced
                                                Portfolio         Portfolio             Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $16,470            $5,008                  $0
    Realized Gain (Loss) on Investment Activity           0             4,108                   0
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     0            57,758                   0
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                                  16,470            66,874                   0
                                              --------------     -------------     ---------------
 Capital Transactions:
    Contract Deposits and Transfers                (247,879)           14,062                   0
    Cost Of Insurance Charge                        (54,882)          (11,227)                  0
    Policy Loans                                     (3,952)           (1,458)                  0
    Contract Withdrawals                             (7,252)           (2,821)                  0
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                      (313,965)           (1,444)                  0
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets            (297,495)           65,430                   0
Net Assets, at Beginning of Year                    490,062           163,180                   0
                                              --------------     -------------     ---------------
Net Assets, at End of Year                         $192,567          $228,610                  $0
                                              ==============     =============     ===============

                                                 VanEck             VanEck              WP&G
                                                Worldwide         Worldwide           Tomorrow
                                                Emerging             Hard               Long
                                                 Markets            Assets              Term
                                                  Fund               Fund            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                      ($148)              $69                $148
    Realized Gain (Loss) on Investment Activity         201            (1,640)                 54
    Change in Unrealized Appreciation
        (Depreciation) of Investments                12,835             6,112                 (57)
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                                  12,888             4,541                 145
                                              --------------     -------------     ---------------

Capital Transactions:
    Contract Deposits and Transfers                   3,967            10,809                 841
    Cost Of Insurance Charge                         (1,314)           (2,405)               (298)
    Policy Loans                                          0              (856)                  0
    Contract Withdrawals                               (429)           (3,605)               (380)
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                         2,224             3,943                 163
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets              15,112             8,484                 308
Net Assets, at Beginning of Year                     12,297            18,990               1,361
                                              --------------     -------------     ---------------
Net Assets, at End of Year                          $27,409           $27,474              $1,669
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                                                  WP&G
                                                Tomorrow
                                                  Short
                                                  Term
                                                Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       ($22)
    Realized Gain (Loss) on Investment Activity         195
    Change in Unrealized Appreciation
        (Depreciation) of Investments                  (195)
                                              --------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                     (22)
                                              --------------
Capital Transactions:
    Contract Deposits and Transfers                     342
    Cost Of Insurance Charge                           (201)
    Policy Loans                                        (12)
    Contract Withdrawals                             (7,964)
                                              --------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        (7,835)
                                              --------------
Total Increase (Decrease) in Net Assets              (7,857)
Net Assets, at Beginning of Year                      8,171
                                              --------------
Net Assets, at End of Year                             $314
                                              ==============

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                       STATEMENT OF CHANGES IN NET ASSETS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997

                  1998
                                                                     AIM                AIM
                                                                   Capital         International
                                                                 Appreciation          Equity
                                                  Total              Fund               Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                   $276,759              $846                $127
    Realized Gain (Loss) on Investment Activity      38,246              (550)               (405)
    Change in Unrealized Appreciation
        (Depreciation) of Investments               374,331             2,999                 156
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                                 689,336             3,295                (122)
                                               --------------     -------------     ---------------

Capital Transactions:
    Contract Deposits and Transfers               1,935,929            38,072              46,598
    Cost Of Insurance Charge                       (439,044)           (3,527)             (2,896)
    Policy Loans                                    (78,540)                0              (9,622)
    Contract Withdrawals                            (17,083)                0                   0
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                     1,401,262            34,545              34,080
                                              --------------     -------------     ---------------
 Total Increase (Decrease) in Net Assets           2,090,598            37,840              33,958
Net Assets, at Beginning of Year                   2,344,292                 0                   0
                                              --------------     -------------     ---------------
 Net Assets, at End of Year                       $4,434,890           $37,840             $33,958
                                              ==============     =============     ===============

                                                                                      Alliance
                                                Alliance                               Growth
                                               Conservative        Alliance              &
                                                Investors           Growth             Income
                                                Portfolio         Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $1,362           $20,386             $28,095
    Realized Gain (Loss) on Investment Activity         250            13,968              11,897
    Change in Unrealized Appreciation
        (Depreciation) of Investments                   797            73,288              23,891
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   2,409           107,642              63,883
                                              --------------     -------------     ---------------

Capital Transactions:
    Contract Deposits and Transfers                  16,193           340,780             267,448
    Cost Of Insurance Charge                         (3,382)          (61,636)            (49,686)
    Policy Loans                                          0           (27,803)             (3,765)
    Contract Withdrawals                                (16)             (981)               (711)
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        12,795           250,360             213,286
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets              15,204           358,002             277,169
Net Assets, at Beginning of Year                     11,100           237,603             181,974
                                              --------------     -------------     ---------------
Net Assets, at End of Year                          $26,304          $595,605            $459,143
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements


                                                Alliance           Alliance
                                                 Growth            Premier            Alliance
                                                Investors           Growth             Quasar
                                                Portfolio         Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $8,601             ($412)             $8,900
    Realized Gain (Loss) on Investment Activity       1,027               406                 685
    Change in Unrealized Appreciation
        (Depreciation) of Investments                11,665            17,510             (15,889)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  21,293            17,504              (6,304)
                                              --------------     -------------     ---------------
Capital Transactions:
    Contract Deposits and Transfers                  32,757           136,361              27,825
    Cost Of Insurance Charge                         (7,001)           (6,319)            (12,255)
    Policy Loans                                     (1,265)          (10,717)                  0
    Contract Withdrawals                                (21)                0                 (97)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        24,470           119,325              15,473
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets              45,763           136,829               9,169
Net Assets, at Beginning of Year                     69,596                 0             102,652
                                              --------------     -------------     ---------------
Net Assets, at End of Year                         $115,359          $136,829            $111,821
                                              ==============     =============     ===============

                                                                   Dreyfus
                                                                    Small             Dreyfus
                                                Alliance           Company             Stock
                                               Technology           Stock              Index
                                                Portfolio         Portfolio             Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                      ($721)             ($61)             $3,070
    Realized Gain (Loss) on Investment Activity       1,010              (790)             31,559
    Change in Unrealized Appreciation
        (Depreciation) of Investments                50,048               129              62,625
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  50,337              (722)             97,254
                                              --------------     -------------     ---------------
Capital Transactions:
    Contract Deposits and Transfers                  83,902            43,396             354,587
    Cost Of Insurance Charge                        (14,811)           (5,197)            (61,439)
    Policy Loans                                       (636)             (498)             (3,714)
    Contract Withdrawals                               (277)                0              (4,651)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        68,178            37,701             284,783
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets             118,515            36,979             382,037
Net Assets, at Beginning of Year                     48,621             2,703             209,742
                                              --------------     -------------     ---------------
 Net Assets, at End of Year                         $167,136           $39,682            $591,779
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                                                 Dreyfus
                                                  Zero             Fidelity
                                                 Coupon             Asset             Fidelity
                                                  2000             Manager           Contrafund
                                                Portfolio         Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       $787           $19,053               ($215)
    Realized Gain (Loss) on Investment Activity           2             3,126                  15
    Change in Unrealized Appreciation
        (Depreciation) of Investments                   271             4,287              12,896
                                               --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   1,060            26,466              12,696
                                              --------------     -------------     ---------------
Capital Transactions:
    Contract Deposits and Transfers                      37           122,139              74,384
    Cost Of Insurance Charge                           (290)          (28,844)             (5,525)
    Policy Loans                                          0            (4,507)                  0
    Contract Withdrawals                                  0              (271)                  0
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                          (253)           88,517              68,859
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets                 807           114,983              81,555
Net Assets, at Beginning of Year                     17,074           120,556                   0
                                              --------------     -------------     ---------------
Net Assets, at End of Year                          $17,881          $235,539             $81,555
                                              ==============     =============     ===============

                                                                                      Fidelity
                                                                   Fidelity          Investment
                                                Fidelity             High              Grade
                                                 Growth             Income              Bond
                                                Portfolio         Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $70,156            $6,339                $336
    Realized Gain (Loss) on Investment Activity      31,739              (408)                112
    Change in Unrealized Appreciation
        (Depreciation) of Investments               138,573           (11,405)              1,082
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 240,468            (5,474)              1,530
                                              --------------     -------------     ---------------
Capital Transactions:
    Contract Deposits and Transfers                 304,706            68,538              20,094
    Cost Of Insurance Charge                        (70,948)          (11,695)             (3,420)
    Policy Loans                                     (7,887)           (1,312)                (97)
    Contract Withdrawals                               (659)                0                   0
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       225,212            55,531              16,577
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets             465,680            50,057              18,107
Net Assets, at Beginning of Year                    510,921            36,381               9,252
                                              --------------     -------------     ---------------
Net Assets, at End of Year                         $976,601           $86,438             $27,359
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements


                                                Fidelity                               VanEck
                                                  Money            Fidelity          Worldwide
                                                 Market            Overseas           Balanced
                                                Portfolio         Portfolio             Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $16,954            $8,114             $82,586
    Realized Gain (Loss) on Investment Activity           0             1,283             (49,886)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     0             5,423                (614)
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                                  16,954            14,820              32,086
                                              --------------     -------------     ---------------
 Capital Transactions:
    Contract Deposits and Transfers                 187,473            58,273            (320,133)
    Cost Of Insurance Charge                        (53,147)          (14,747)            (16,925)
    Policy Loans                                     (2,635)           (1,423)               (366)
    Contract Withdrawals                             (5,924)           (3,261)               (128)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       125,767            38,842            (337,552)
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets             142,721            53,662            (305,466)
Net Assets, at Beginning of Year                    347,341           109,518             305,466
                                              --------------     -------------     ---------------
Net Assets, at End of Year                         $490,062          $163,180                  $0
                                              ==============     =============     ===============

                                                 VanEck             VanEck              WP&G
                                                Worldwide         Worldwide           Tomorrow
                                                Emerging             Hard               Long
                                                 Markets            Assets              Term
                                                  Fund               Fund            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       ($48)           $2,187                  $9
    Realized Gain (Loss) on Investment Activity        (775)           (6,194)                134
    Change in Unrealized Appreciation
        (Depreciation) of Investments                (1,775)           (2,222)                 24
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  (2,598)           (6,229)                167
                                              --------------     -------------     ---------------

Capital Transactions:
    Contract Deposits and Transfers                  15,744            14,697               1,242
    Cost Of Insurance Charge                           (849)           (3,058)             (1,095)
    Policy Loans                                          0            (1,447)                  0
    Contract Withdrawals                                  0               (19)                  0
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        14,895            10,173                 147
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets              12,297             3,944                 314
Net Assets, at Beginning of Year                          0            15,046               1,047
                                              --------------     -------------     ---------------
Net Assets, at End of Year                          $12,297           $18,990              $1,361
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                                                  WP&G
                                                Tomorrow
                                                  Short
                                                  Term
                                                Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       $308
    Realized Gain (Loss) on Investment Activity          41
    Change in Unrealized Appreciation
        (Depreciation) of Investments                   572
                                              --------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                     921
                                              --------------

Capital Transactions:
    Contract Deposits and Transfers                     816
    Cost Of Insurance Charge                           (352)
    Policy Loans                                       (846)
    Contract Withdrawals                                (67)
                                               --------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                          (449)
                                              --------------
Total Increase (Decrease) in Net Assets                 472
Net Assets, at Beginning of Year                      7,699
                                              --------------
Net Assets, at End of Year                           $8,171
                                              ==============

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                       STATEMENT OF CHANGES IN NET ASSETS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997

                  1997
                                                                   Alliance
                                                                 Conservative         Alliance
                                                                  Investors            Growth
                                                  Total           Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $34,306              $165              $3,778
    Realized Gain (Loss) on Investment Activity      39,889                82               8,313
    Change in Unrealized Appreciation
        (Depreciation) of Investments               110,827               716              21,956
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                                 185,022               963              34,047
                                              --------------     -------------     ---------------
 Capital Transactions:
    Contract Deposits and Transfers               1,986,852            11,777             221,737
    Cost Of Insurance Charge                       (226,161)           (2,325)            (28,090)
    Policy Loans                                    (77,556)                0              (4,108)
    Contract Withdrawals                             (5,229)                0                (995)
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                     1,677,906             9,452             188,544
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets           1,862,928            10,415             222,591
Net Assets, at Beginning of Year                    481,364               685              15,012
                                              --------------     -------------     ---------------
Net Assets, at End of Year                       $2,344,292           $11,100            $237,603
                                              ==============     =============     ===============

                                                Alliance
                                                 Growth            Alliance
                                                    &               Growth            Alliance
                                                 Income           Investors            Quasar
                                                Portfolio         Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $4,352              $274               ($397)
    Realized Gain (Loss) on Investment Activity       5,064               771               3,669
    Change in Unrealized Appreciation
        (Depreciation) of Investments                10,957             1,169               2,787
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                                  20,373             2,214               6,059
                                              --------------     -------------     ---------------
Capital Transactions:
    Contract Deposits and Transfers                 156,792            66,847             103,348
    Cost Of Insurance Charge                        (18,272)           (3,029)             (6,790)
    Policy Loans                                     (5,312)                0                   0
    Contract Withdrawals                                (16)                0                   0
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       133,192            63,818              96,558
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets             153,565            66,032             102,617
Net Assets, at Beginning of Year                     28,409             3,564                  35
                                              --------------     -------------     ---------------
Net Assets, at End of Year                         $181,974           $69,596            $102,652
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements


                                                                   Dreyfus
                                                                    Small             Dreyfus
                                                Alliance           Company             Stock
                                               Technology           Stock              Index
                                                Portfolio         Portfolio             Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                      ($125)              $39              $5,311
    Realized Gain (Loss) on Investment Activity       4,378                (8)              5,451
    Change in Unrealized Appreciation
        (Depreciation) of Investments                (4,702)              (57)              9,964
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                    (449)              (26)             20,726
                                              --------------     -------------     ---------------
Capital Transactions:
    Contract Deposits and Transfers                  54,243             2,929             171,840
    Cost Of Insurance Charge                         (5,173)             (200)            (18,820)
    Policy Loans                                          0                 0                (422)
    Contract Withdrawals                                  0                 0                (160)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        49,070             2,729             152,438
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets              48,621             2,703             173,164
Net Assets, at Beginning of Year                          0                 0              36,578
                                              --------------     -------------     ---------------
Net Assets, at End of Year                          $48,621            $2,703            $209,742
                                              ==============     =============     ===============

                                                 Dreyfus
                                                  Zero             Fidelity
                                                 Coupon             Asset             Fidelity
                                                  2000             Manager             Growth
                                                Portfolio         Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       $923            $3,173              $5,124
    Realized Gain (Loss) on Investment Activity          (7)            1,667               3,512
    Change in Unrealized Appreciation
        (Depreciation) of Investments                    37             4,615              63,333
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                                     953             9,455              71,969
                                              --------------     -------------     ---------------

Capital Transactions:
    Contract Deposits and Transfers                   1,073           114,948             287,086
    Cost Of Insurance Charge                           (423)          (14,287)            (41,435)
    Policy Loans                                          0            (7,298)            (15,118)
    Contract Withdrawals                                  0              (116)             (2,785)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                           650            93,247             227,748
                                              --------------     -------------     ---------------

Total Increase (Decrease) in Net Assets               1,603           102,702             299,717
Net Assets, at Beginning of Year                     15,471            17,854             211,204
                                              --------------     -------------     ---------------
Net Assets, at End of Year                          $17,074          $120,556            $510,921
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                                                                   Fidelity
                                                Fidelity          Investment          Fidelity
                                                  High              Grade              Money
                                                 Income              Bond              Market
                                                Portfolio         Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       $946              $235              $7,112
    Realized Gain (Loss) on Investment Activity         788               265                   0
    Change in Unrealized Appreciation
        (Depreciation) of Investments                 2,222               170                   0
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   3,956               670               7,112
                                              --------------     -------------     ---------------
Capital Transactions:
    Contract Deposits and Transfers                  39,615            14,040             327,009
    Cost Of Insurance Charge                         (5,194)           (2,375)            (51,240)
    Policy Loans                                    (12,730)           (7,099)            (14,774)
    Contract Withdrawals                                (57)                0                (198)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        21,634             4,566             260,797
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets              25,590             5,236             267,909
Net Assets, at Beginning of Year                     10,791             4,016              79,432
                                              --------------     -------------     ---------------
Net Assets, at End of Year                          $36,381            $9,252            $347,341
                                              ==============     =============     ===============

                                                                                       VanEck
                                                                    VanEck           Worldwide
                                                Fidelity          Worldwide             Hard
                                                Overseas           Balanced            Assets
                                                Portfolio            Fund               Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $3,666           ($1,204)                $99
    Realized Gain (Loss) on Investment Activity         603             5,206                  19
    Change in Unrealized Appreciation
        (Depreciation) of Investments                (1,457)              132                (732)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   2,812             4,134                (614)
                                              --------------     -------------     ---------------
Capital Transactions:
    Contract Deposits and Transfers                  76,973           314,530              13,116
    Cost Of Insurance Charge                         (9,851)          (15,171)             (2,615)
    Policy Loans                                     (5,182)           (5,513)                  0
    Contract Withdrawals                               (902)                0                   0
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        61,038           293,846              10,501
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets              63,850           297,980               9,887
Net Assets, at Beginning of Year                     45,668             7,486               5,159
                                              --------------     -------------     ---------------
Net Assets, at End of Year                         $109,518          $305,466             $15,046
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                                                  WP&G               WP&G
                                                Tomorrow           Tomorrow
                                                  Long              Short
                                                  Term               Term
                                                Portfolio         Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                        $79              $756
    Realized Gain (Loss) on Investment Activity         113                 3
    Change in Unrealized Appreciation
        (Depreciation) of Investments                   111              (394)
                                              --------------     -------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                                     303               365
                                              --------------     -------------
Capital Transactions:
    Contract Deposits and Transfers                   1,448             7,501
    Cost Of Insurance Charge                           (704)             (167)
    Policy Loans                                          0                 0
    Contract Withdrawals                                  0                 0
                                              --------------     -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                           744             7,334
                                              --------------     -------------
Total Increase (Decrease) in Net Assets               1,047             7,699
Net Assets, at Beginning of Year                          0                 0
                                              --------------     -------------
Net Assets, at End of Year                           $1,047            $7,699
                                              ==============     =============

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                          NOTES TO FINANCIAL STATEMENTS

1. History

Variable Account B (the "Account") is a separate investment account established under the provisions of New York Insurance Law by American International Life Assurance Company of New York (the "Company"), a wholly-owned subsidiary of American International Group, Inc. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual flexible premium variable universal life insurance policies (the "policies"). The following products are offered by the Account: Vision and Gallery Life.

The Account invests in shares of AIM Variable Insurance Fund ("AIM Fund"), Alliance Variable Products Series Fund, Inc. ("Alliance Fund"), Dreyfus Variable Investment Fund ("Dreyfus Fund"), Fidelity Investments Variable Insurance Products Fund ("Fidelity Trust"), Fidelity Variable Insurance Products Fund II ("Fidelity Trust II"), Van Eck Investment Trust ("Van Eck Trust") and Weiss, Peck & Greer ("WP&G Tomorrow Fund"). The assets in the policies may be invested in the following subaccounts:

AIM Fund:                                                  Fidelity Trust:
           Capital Appreciation Fund                                  Growth Portfolio
           International Equity Fund                                  High Income Portfolio
                                                                      Money Market Portfolio
                                                                      Overseas Portfolio
Alliance Fund:
           Conservative Investors Portfolio
           Global Bond Portfolio                           Fidelity Trust II:
           Growth Portfolio                                           Asset Manager Portfolio
           Growth & Income Portfolio                                  Contrafund Portfolio
           Growth Investors Portfolio                                 Investment Grade Bond Portfolio
           Money Market Portfolio
           Premier Growth Portfolio                        Van Eck Trust:
           Quasar Portfolio                                           Worldwide Balanced Fund (Fund Closed 06/29/98)
           Technology Portfolio                                       Worldwide Emerging Markets Fund
                                                                      Worldwide Hard Assets Fund

Dreyfus Fund:                                              WP&G Tomorrow Fund:
           Small Company Stock Portfolio                              Tomorrow Long Term Portfolio
           Stock Index Fund                                           Tomorrow Medium Term Portfolio
           Zero Coupon 2000 Portfolio                                 Tomorrow Short Term Portfolio

The Account commenced operations on May 4, 1995.

The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the policies are not chargeable with the liabilities arising out of any other business conducted by the Company.

In addition to the Account, policy owners may also allocate assets of the policies to the Guaranteed Account, which is part of the Company's general account. Amounts allocated to the Guaranteed Account are credited with a guaranteed rate of interest. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933, and the Guaranteed Account has not been registered as an investment company under the Investment Company Act of 1940.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A. Investment Valuation - The investments in the Funds are stated at market value which is the net asset value of each of the respective series as determined at the close of business on the last business day of the period by the Fund.

B. Accounting for Investments - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes - The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized capital gains of the Account.

D. The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions. Actual results could differ from those estimates.

E. The financial statements for 1998 and 1997 have been reclassified to conform to the 1999 presentation.

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)

                               VARIABLE ACCOUNT B

                    NOTES TO FINANCIAL STATEMENTS (continued)

3. Contract Charges

There are charges and deductions which the Company will deduct from each policy. The deductions from each premium payment are a sales charge of 5% plus the state specific premium taxes.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent on an annual basis to .90% of the account value of the policies. This charge may be decreased to not less than .50% in policy years eleven and greater.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:

         (a)      administrative charges
         (b)      insurance charges
         (c)      supplemental benefit charges
         (d)      acquisition and underwriting charges

A transfer charge of $25.00 will be assessed for each transfer in excess of 12 each Policy year.

If the policy is surrendered during the first fourteen policy years, the Company will deduct a surrender charge based on a percentage of first year premium. A pro rata surrender charge will be deducted for any partial surrender. An administrative charge upon partial surrender will be equal to the lessor of $25.00 or 2% of the amount surrendered.

                AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                            OF NEW YORK (AI LIFE)
                             VARIABLE ACCOUNT B

                  NOTES TO FINANCIAL STATEMENTS (continued)

4. Purchases of Investments

For the year ended December 31, 1999, investment activity in the Fund was as follows:

                                                    Cost of           Proceeds
                                                   Purchases          From Sales
Shares of
AIM Fund:
        Capital Appreciation Fund                  $ 21,929           $ 7,442
        International Equity Fund                    23,113             5,092
Alliance Fund:
        Conservative Investors Portfolio             30,338            36,406
        Global Bond Portfolio                             0                 0
        Growth Portfolio                            414,352            96,631
        Growth & Income Portfolio                   276,136           118,641
        Growth Investors Portfolio                   17,060            36,363
        Premier Growth Portfolio                    137,095            23,436
        Quasar Portfolio                             43,545            48,895
        Technology Portfolio                        137,461           102,574
Dreyfus Fund:
        Small Company  Portfolio                     16,142            22,736
        Stock Index Fund                            486,591           177,453
        Zero Coupon 2000 Portfolio                    1,358             1,604
Fidelity Trust:
        Asset Manager Portfolio                     212,368           112,369
        Contrafund Portfolio                         67,230            18,493
        Growth Portfolio                            472,135           164,703
        High Income Portfolio                        62,996            22,389
        Investment Grade Bond Portfolio              24,522            19,714
        Money Market Portfolio                      403,133           700,628
        Overseas Portfolio                           33,811            30,247
Van Eck Trust:
        Worldwide Emerging Markets Fund               8,115             6,039
        Worldwide Hard Assets Fund                   14,262            10,250
        Worldwide Balanced Fund                           0                 0
WP&G Tomorrow Fund:
        Tomorrow Long Term Portfolio                    966               654
        Tomorrow Short Term Portfolio                   291             8,149

                AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                            OF NEW YORK (AI LIFE)
                             VARIABLE ACCOUNT B

                  NOTES TO FINANCIAL STATEMENTS (continued)

4. Purchases of Investments (continued)

For the year ended December 31, 1998, investment activity in the Fund was as follows:

                                                 Cost of           Proceeds
                                                Purchases         From Sales
Shares of
AIM Fund:
        Capital Appreciation Fund                  $ 41,090           $ 5,698
        International Equity Fund                    48,023            13,817
Alliance Fund:
        Conservative Investors Portfolio             16,659             2,503
        Global Bond Portfolio                            25                25
        Growth Portfolio                            335,018            64,273
        Growth & Income Portfolio                   321,401            80,021
        Growth Investors Portfolio                   61,367            28,296
        Premier Growth Portfolio                    134,550            15,636
        Quasar Portfolio                             42,436            18,065
        Technology Portfolio                         76,713             9,256
Dreyfus Fund:
        Small Company  Portfolio                     44,897             7,257
        Stock Index Fund                            479,371           191,520
        Zero Coupon 2000 Portfolio                    1,430               902
Fidelity Trust:
        Asset Manager Portfolio                     178,285            70,713
        Contrafund Portfolio                         75,745             7,100
        Growth Portfolio                            450,845           155,477
        High Income Portfolio                        73,064            11,194
        Investment Grade Bond Portfolio              21,374             4,462
        Money Market Portfolio                    1,010,895           868,182
        Overseas Portfolio                           67,338            20,383
Van Eck Trust:
        Worldwide Emerging Markets Fund              17,116             2,269
        Worldwide Hard Assets Fund                   25,534            13,176
        Worldwide Balanced Fund                     184,339           438,993
WP&G Tomorrow Fund:
        Tomorrow Long Term Portfolio                  1,223             1,068
        Tomorrow Short Term Portfolio                 1,148             1,289

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                    NOTES TO FINANCIAL STATEMENTS (continued)

5.  Net Increase (Decrease) in Accumulation Units

For the year ended December 31, 1999, transactions in accumulation units of the account were as follows:

                                                            AIM                    AIM                 Alliance
                                                          Capital             International          Conservative
                                                        Appreciation             Equity               Investors
                                                    1       Fund           1      Fund           1    Portfolio

                                                      -----------------      ----------------      -----------------
      Units Purchased                                         1,815.88              1,518.69                 837.47
      Units Withdrawn                                          (768.83)              (597.31)               (230.29)
      Units Transferred Between Funds                            34.44                351.75              (1,264.27)
      Units Transferred From (To) AI Life                         0.00                  0.00                   0.00

                                                      -----------------      ----------------      -----------------
      Net Increase (Decrease)                                 1,081.49              1,273.13                (657.09)
      Units, at Beginning of the Year                         3,326.20              2,934.43               2,033.26

                                                      -----------------      ----------------      -----------------
      Units, at End of the Year                               4,407.69              4,207.56               1,376.17

                                                      =================      ================      =================

      Unit Value at December 31, 1999               $            16.30     $           17.78     $            13.47

                                                      =================      ================      =================

                                                                            Alliance
                                                                             Growth               Alliance
                                                     Alliance                  &                   Growth
                                                      Growth                 Income               Investors
                                               1    Portfolio         1    Portfolio         1    Portfolio

                                                 -----------------      -----------------      ----------------
Units Purchased                                         10,603.38              10,168.74                235.79
Units Withdrawn                                         (6,163.30)             (4,414.12)              (296.12)
Units Transferred Between Funds                          6,748.91                (693.70)            (1,668.63)
Units Transferred From (To) AI Life                          0.00                   0.00                  0.00

                                                 -----------------      -----------------      ----------------
Net Increase (Decrease)                                 11,188.99               5,060.92             (1,728.96)
Units, at Beginning of the Year                         27,622.72              23,900.60              7,579.30

                                                 -----------------      -----------------      ----------------
Units, at End of the Year                               38,811.71              28,961.52              5,850.34

                                                 =================      =================      ================

Unit Value at December 31, 1999                $            28.74     $            21.20     $           17.54

                                                 =================      =================      ================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.

                                                     Alliance               Alliance
                                                     Premier                Premier               Alliance
                                                      Growth                 Growth                Quasar
                                               1    Portfolio         2    Portfolio         1    Portfolio

                                                 -----------------      -----------------      ----------------
Units Purchased                                          4,266.78                   0.00              2,128.54
Units Withdrawn                                         (1,445.24)                  0.00             (3,979.84)
Units Transferred Between Funds                          4,110.34                   0.00              1,477.91
Units Transferred From (To) AI Life                          0.00                   0.00                  0.00
                                                 -----------------      -----------------      ----------------
Net Increase (Decrease)                                  6,931.88                   0.00               (373.39)
Units, at Beginning of the Year                          9,084.83                   0.00              9,743.20
                                                 -----------------      -----------------      ----------------
Units, at End of the Year                               16,016.71                   0.00              9,369.81
                                                 =================      =================      ================

Unit Value at December 31, 1999                $            19.75     $            20.26     $           13.32
                                                 =================      =================      ================


                                                                                                   Dreyfus
                                                                                                    Small
                                                     Alliance               Alliance               Company
                                                      Quasar               Technology               Stock
                                               2    Portfolio         1    Portfolio         1    Portfolio

                                                 -----------------      -----------------      ----------------
Units Purchased                                              0.00               4,121.07              1,483.93
Units Withdrawn                                              0.00              (4,043.52)            (1,494.67)
Units Transferred Between Funds                              0.00               2,047.47               (607.64)
Units Transferred From (To) AI Life                          0.00                   0.00                  0.00

                                                 -----------------      -----------------      ----------------
Net Increase (Decrease)                                      0.00               2,125.02               (618.38)
Units, at Beginning of the Year                              0.00               9,426.69              4,108.77

                                                 -----------------      -----------------      ----------------
Units, at End of the Year                                    0.00              11,551.71              3,490.39

                                                 =================      =================      ================

Unit Value at December 31, 1999                $            10.61     $            30.88     $           10.59

                                                 =================      =================      ================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.

                                                                            Dreyfus
                                                     Dreyfus                  Zero                Fidelity
                                                      Stock                  Coupon                 Asset
                                                      Index                   2000                 Manager
                                               1       Fund           1    Portfolio         1    Portfolio

                                                 -----------------      -----------------      ----------------
Units Purchased                                         12,398.07                  (4.45)             9,017.71
Units Withdrawn                                         (8,191.82)                (76.30)            (5,407.11)
Units Transferred Between Funds                          9,569.02                  (6.29)             1,574.45
Units Transferred From (To) AI Life                          0.00                   0.00                  0.00

                                                 -----------------      -----------------      ----------------
Net Increase (Decrease)                                 13,775.27                 (87.04)             5,185.05
Units, at Beginning of the Year                         29,504.15               1,548.03             15,052.98

                                                 -----------------      -----------------      ----------------
Units, at End of the Year                               43,279.42               1,460.99             20,238.03

                                                 =================      =================      ================

Unit Value at December 31, 1999                $            23.97     $            11.76     $           17.23

                                                 =================      =================      ================

                                                                                                  Fidelity
                                                     Fidelity               Fidelity                High
                                                    Contrafund               Growth                Income
                                               1    Portfolio         1    Portfolio         1    Portfolio
                                                 -----------------      -----------------      ----------------
Units Purchased                                          3,848.68              12,848.81              4,594.61
Units Withdrawn                                         (1,367.45)             (8,534.23)            (1,517.80)
Units Transferred Between Funds                            733.96               5,481.12               (640.89)
Units Transferred From (To) AI Life                          0.00                   0.00                  0.00
                                                 -----------------      -----------------      -----------------
Net Increase (Decrease)                                  3,215.19               9,795.70              2,435.92
Units, at Beginning of the Year                          6,295.21              52,617.34              6,877.72
                                                 -----------------      -----------------      ----------------
Units, at End of the Year                                9,510.40              62,413.04              9,313.64
                                                 =================      =================      ================

Unit Value at December 31, 1999                $            15.95     $            25.28     $           13.47
                                                 =================      =================      ================



Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.


                                                          Fidelity
                                                         Investment             Fidelity
                                                           Grade                  Money                Fidelity
                                                            Bond                 Market                Overseas
                                                    1    Portfolio         1    Portfolio        1    Portfolio

                                                      -----------------      ----------------      -----------------
      Units Purchased                                         1,218.50             26,873.79               1,931.15
      Units Withdrawn                                          (797.33)            (5,677.73)               (980.78)
      Units Transferred Between Funds                          (100.44)           (47,794.33)             (1,053.11)
      Units Transferred From (To) AI Life                         0.00                  0.00                   0.00

                                                      -----------------      ----------------      -----------------
      Net Increase (Decrease)                                   320.73            (26,598.27)               (102.74)
      Units, at Beginning of the Year                         2,273.54             42,722.57              11,591.32

                                                      -----------------      ----------------      -----------------
      Units, at End of the Year                               2,594.27             16,124.30              11,488.58

                                                      =================      ================      =================

      Unit Value at December 31, 1999               $            11.80     $           11.94     $            19.90

                                                      =================      ================      =================

                                                     Van Eck                Van Eck                 WP&G
                                                    Worldwide              Worldwide              Tomorrow
                                                     Emerging                 Hard                  Long
                                                     Markets                 Assets                 Term
                                               1       Fund           1       Fund           1    Portfolio

                                                 -----------------      -----------------      ----------------
Units Purchased                                            610.30               1,312.26                 57.41
Units Withdrawn                                           (217.14)               (780.12)               (45.94)
Units Transferred Between Funds                           (144.00)                (26.99)                 0.00
Units Transferred From (To) AI Life                          0.00                   0.00                  0.00

                                                 -----------------      -----------------      ----------------
Net Increase (Decrease)                                    249.16                 505.15                 11.47
Units, at Beginning of the Year                          2,026.96               2,447.21                 92.04

                                                 -----------------      -----------------      ----------------
Units, at End of the Year                                2,276.12               2,952.36                103.51

                                                 =================      =================      ================

Unit Value at December 31, 1999                $            12.04     $             9.31     $           16.15

                                                 =================      =================      ================

                                                       WP&G
                                                     Tomorrow
                                                      Short
                                                       Term
                                               1    Portfolio

                                                 -----------------
Units Purchased                                             25.19
Units Withdrawn                                           (606.37)
Units Transferred Between Funds                              0.00
Units Transferred From (To) AI Life                          0.00

                                                 -----------------
Net Increase (Decrease)                                   (581.18)
Units, at Beginning of the Year                            604.08

                                                 -----------------
Units, at End of the Year                                   22.90

                                                 =================

Unit Value at December 31, 1999                $            13.73

                                                 =================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.

                                   APPENDIX A

Minimum Premiums

The following table shows for Insureds of varying ages, the current minimum initial Premium for a Policy with the Face Amount indicated. This table assumes that the insured will be placed in a nonsmoker class and that no supplemental benefits will be added to the base policy.

Issue               Policy          Minimum           Minimum  Planned Periodic Premium
Age of    Sex of    Face            Initial              By Premium Payment Mode
Insured   Insured   Amount          Premium    Annual         Semiannual        Quarterly        Monthly

  25       Male     $75,000          $102.08    $612.50         $306.25          $153.13           $51.04
  30      Female    $100,000         $107.33    $644.00         $322.00          $161.00           $53.67
  35        Male    $250,000         $175.42    $1,052.50       $526.25          $263.13           $87.71
  40      Female    $300,000         $227.83    $1,367.00       $683.50          $341.75           $113.92
  45        Male    $500,000         $476.67    $2,860.00       $1,430.00        $715.00           $238.33
  50      Female    $350,000         $427.50    $2,565.00       $1,282.50        $641.25           $213.75
  55        Male    $300,000         $686.33    $4,118.00       $2,059.00        $1,029.50         $343.17
  60      Female    $250,000         $620.83    $3,725.00       $1,862.50        $931.25           $310.42
  65        Male    $200,000         $1,185.67 $7,114.00        $3,557.00        $1,778.50         $592.83
  70      Female    $100,000         $670.50    $4,023.00       $2,011.50        $1,005.75         $335.25
  75        Male    $75,000          $1,210.71 $7,264.25        $3,632.13        $1,816.06         $605.35


                                   APPENDIX B

Surrender Charge Premium

The surrender charge premium is an amount used to determine the sales charge deducted on surrender of the policy. The surrender charge premium is calculated for each Policy based on the issue age, sex, and smoker status of the Insured and the Face Amount of the Policy.

The following table shows for Insureds of varying ages, the surrender charge premium for a policy with the Face Amount indicated. This table assumes that the Insured will be placed in a nonsmoker class.

   Issue                            Policy                    Surrender
   Age of         Sex of            Face                      Charge
   Insured        Insured           Amount                    Premium

     25           Male              $75,000                   $483.75
     30           Female            $100,000                  $690.00
     35           Male              $250,000                  $2,562.50
     40           Female            $300,000                  $3,327.00
     45           Male              $500,000                  $8,530.00
     50           Female            $350,000                  $6,373.50
     55           Male              $300,000                  $8,880.00
     60           Female            $250,000                  $7,800.00
     65           Male              $200,000                  $10,762.00
     70           Female            $100,000                  $5,781.00
     75           Male              $75,000                   $7,689.75

                                   APPENDIX C

                          AVERAGE ANNUAL TOTAL RETURNS
                             As of December 31, 1999

  Portfolio                        Inception Date        YTD      1 Year     3 Years      5 Years       10 Years      Since
                                                                             Annualized   Annualized   Annualized   Inception
                                                                                                                    Annualized

  Equity Portfolios

    Growth                           09/15/1994        33.27%     33.27%       29.88%       30.14%         N/A       29.47%
    Growth and Income                01/14/1991        10.37%     10.37%       19.06%       22.78%         N/A       14.44%
    International                    12/28/1992        38.98%     38.98%       15.88%       12.05%         N/A       12.17%
    Premier Growth                   06/26/1992        31.13%     31.13%       36.59%       25.99%         N/A       19.62%
    Quasar                           08/14/1996        16.03%     16.03%       1.38%          N/A          N/A        2.99%
    Technology                       01/11/1996        74.14%     74.14%       43.95%         N/A          N/A       34.69%
    Utility Income                   05/10/1994        18.33%     18.33%       21.15%       17.34%         N/A       15.03%
    Worldwide Privitization          09/23/1994        57.41%     57.41%       22.83%       18.79%         N/A       17.92%
    Real Estate                      01/09/1997        -5.96%     -5.96%        N/A           N/A          N/A       -2.67%

  Fixed Income Portfolios

    Global Bond                      07/15/1991        -6.96%     -6.96%       -0.47%        2.98%         N/A        1.16%
    Global Dollar Gov't              05/02/1994        24.95%     24.95%       -0.57%        7.04%         N/A        5.78%
    North American Gov't             05/03/1994         7.93%     7.93%        4.94%         9.84%         N/A        6.09%
    U.S. Gov't/High Grade            09/17/1992        -3.33%     -3.33%       2.09%         3.91%         N/A        2.30%
    High Yield                       10/27/1997        -3.46%     -3.46%        N/A           N/A          N/A       -2.40%

  Asset Allocation Portfolios

    Conservative Investors           10/28/1994         4.09%     4.09%        9.10%         9.13%         N/A        8.93%
    Growth Investors                 10/28/1994        15.24%     15.24%       17.65%       15.81%         N/A       14.89%
    Total Return                     12/28/1992         5.57%     5.57%        11.95%       14.13%         N/A       10.25%

  Short-Term Portfolios

     Money Market                    02/03/1993         3.74%     3.74%        3.98%         3.95%         N/A        3.58%
    Short-Term Multi-Market          11/28/1990         2.58%     2.58%        1.81%         2.33%         N/A        0.77%



This portfolio performance information is for illustrative purposes only and is not intended to indicate or predict future performance.

The performance information reflects the total of the income generated by the portfolio net of the total portfolio operating expenses (i.e., management fees and other expenses), plus capital gains and losses, realized or unrealized. The performance results do not reflect charges deducted from premium, Account Value, or Variable Account assets (for example, the mortality and expense risk charge, monthly deductions, cost of insurance, surrender charge, sales load, DAC taxes, and any state or local premium taxes). If these charges were included, the total return figures would be lower.

                                  [Back cover]


The Securities and Exchange Commission maintains an Internet Web site (http://www.sec.gov.) That contains additional information about American International Life Assurance Company of New York, the Policy and the Separate Account which may be of interest to you. The Web site also contains additional information about the Policy's

                                          American International Life Assurance
                                                            Company of New York
                                                             Variable Account B
                                                                 80 Pine Street
                                                            New York, NY  10005
                                                                 1-302-594-2622


              Group Flexible Premium Variable Universal Life Policy

American International Life Assurance Company of New York is offering life insurance coverage under the group flexible premium variable universal life policy. The policy provides insurance protection for individuals within groups under corporate owned or sponsored arrangements. Corporate owned arrangements are when an employer (or trust established by an employer) purchases life insurance coverage on their employees. The employer or trust is the beneficiary. Sponsored arrangements are those instances where an employer, a financial institution or association allows us to sell insurance policies to its employees, depositors or members.

The description of the policy in this prospectus is fully applicable to your certificate and the word "policy" includes any such certificate.

The policy allows you as the Owner of the policy, within limits, to:

                  o Select the face amount of life insurance. You may, within limits, change your initial selection as your insurance needs change.

                  o Select the amount and timing of premiums payments. You may make more premium payments than scheduled or stop making premium payments.

                  o Allocate premium payments and your Account Value among the variable investment options and the guaranteed investment option.

                  o Receive payments from your policy while the Insured is alive through loans, partial surrenders or full surrender.

This document contains information about the policy. You should read this document carefully before you decide to purchase the policy. You should also keep this document for future reference.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the policy or determined that this document is accurate or complete. Any representation to the contrary is a criminal offense.

INVESTMENTS IN THESE CONTRACTS ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY GOVERNMENT AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN INVESTMENT RISKS WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.

THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

                             Prospectus May 1, 2000

                               Investment Options


Variable Investment Options

The Separate Account is divided into subaccounts. Each subaccount invests in shares of a specific portfolio of the funds which are named below. The prospectuses for the funds contain information about each portfolio. You should read these prospectuses carefully.

Alliance Variable Product Series Fund                         The Universal Institutional Funds, Inc.

o Growth and Income Portfolio (Class A)                       o Fixed Income Portfolio
o Premier Growth Portfolio (Class A)                          o High Yield Portfolio
o Quasar Portfolio (Class A)                                  o Mid Cap Growth Portfolio
o Growth (Class A)                                            o Money Market Portfolio
o North American Government Income (Class A)                  o Technology Portfolio
                                                              o Emerging Markets Equity Portfolio
                                                              o Mid Cap Value Portfolio
Fidelity Variable Insurance Products Fund II and III

o VIP II Contrafund Portfolio                                 Neuberger Berman Advisers Management Trust
o VIP II Index 500 Portfolio
o VIP III Balanced Portfolio                                  o AMT Partners Portfolio

Goldman Sachs Variable Insurance Trust

o CORE SM Large Cap Growth Fund                               Franklin Templeton Variable Insurance Products Trust
o CORE SM U.S. Equity Fund                                    (VIP)
o Global Income Fund
o International Equity Fund                                   o Templeton Developing Markets  Securities Fund-Class 2
                                                              (previously Templeton Developing Markets Fund)
                                                              o Templeton International Securities Fund -Class 2
                                                              (previously Templeton International Fund)
Berger Institutional Products Trust                           o Templeton Growth Securities Fund - Class 2
                                                               (previously Templeton Global Growth Fund)

o        IPT Small Company Growth                             American Century Variable Portfolios, Inc.
o        IPT New Generation
                                                              o        VP International
PIMCO Variable Insurance Trust                                o        VP Income and  Growth

o        Long Term U.S. Government
o        Total Return Bond



Guaranteed Investment Option

The Guaranteed Account is part of our general account. We will credit interest equal to at least 4% per year, compounded annually on that portion of Account Value that you allocate to the Guaranteed Account. We may, in our discretion, elect to credit a higher rate of interest. This document generally describes only that portion of the Account Value allocated to the Variable Account.



                                Table of Contents


Special Terms

Summary of the Policy
     Overview
     Applying for a Policy
     Premium Payments
     Account Value
     Death Benefit
     Cash Benefits During the Life of the Insured
     Expenses of the Policy
     Federal Tax Considerations

Purchasing a Policy
     Applying for a Policy
     Your Right to Cancel the Policy
     Premiums
         Restrictions on Premiums
         Minimum Initial Premium
         Planned Periodic Premiums
         Additional Premiums
         Effect of Premium Payments
         Grace Period
         Premium Allocations
         Crediting Premiums

The Investment Options
     Variable Investment Options
     Guaranteed Investment Option

Investing Your Account Value
     Determining the Account Value
     Transfers
     Dollar Cost Averaging

Death Benefits
     Life Insurance Proceeds
     Death Benefit Options
     Changes in Death Benefit Options
     Changes in Face Amount

Cash Benefits During the Insured's Life
     Loans
     Partial Surrender
     Surrendering the Policy for Net Cash Surrender Value

Payment Options for Benefits

Expenses of the Policy
     Deductions From Premium
     Monthly Deductions From Account Value
     Deduction From Subaccount Assets
     Deductions Upon Policy Transactions

Other Policy Provisions

Performance Information

Federal Income Tax Considerations

Distribution of the Policy

About Us and the Accounts
     The Company
     The Separate Account
     The Guaranteed Account

Our Directors and Executive Officers

Other Information
     State Regulation
     Legal Proceedings
     Experts
     Legal Matters
     Published Ratings

Financial Statements

Appendices

                                  Special Terms


We have capitalized some special terms we use in this document. We have defined these terms here.

Accounts. The Separate Account and the Guaranteed Account.

We use Account Value to determine your policy benefits. How we determine Account Value is described on page 21.

Account Value. The total amount in the Accounts credited to your policy.

If you have a request, please write to us at this address.

Administrative Office. One Alico Plaza, P.O. Box 8718, Wilmington, DE 19899.

Age. The Insured's age as of his or her last birthday.

Allocation Date. The first business day after the period to examine and cancel expires.

Attained Age. The Insured's Age as of the Policy Date plus the number of completed Policy Years since the Policy Date.

Beneficiary. The person(s) who is entitled to the Life Insurance Proceeds under the policy.

How we determine the Cash Surrender Value is shown on page 24.

Cash Surrender Value. Account Value less any applicable surrender charge, that would be assessed if the policy were surrendered.

Code. The Internal Revenue Code of 1986, as amended.

Death Benefit Amount. The amount determined to be the Life Insurance Proceeds based on the Face Amount, Death Benefit Qualification Option and the Life Insurance Proceeds Option which you selected.

You will specify the initial Face Face Amount. The amount of insurance specified by the Owner and from Amount in your policy application. which we determine the Death Benefit Amount. The policy will also show the initial Face Amount.

Grace Period. The period of time following a monthly anniversary during which this policy will continue in force even though your Net Cash Surrender Value is less than the total monthly deduction then due.

Guaranteed Account. An account within the general account which consists of all of our assets other than the assets of the Separate Account and any of our other separate accounts.

Insured. A person whose life is covered under the policy. At the time of application, the insured must be 80 years of age or younger. Unless otherwise agreed to by Us.

We measure contestability periods from the Issue Date.

Issue Date. The date the policy is actually issued and from which we measure contestability periods. It may be later than the Policy Date.

Life Insurance Proceeds. The amount payable to a Beneficiary if the Insured dies while coverage under the policy is in force.

Loan Account. The portion of the Account Value held in the Guaranteed Account as collateral for loans.

Maturity Date. The first policy anniversary following the Insured's 100th birthday.

Monthly Anniversary. The same day as the Policy Date for each succeeding month. If the day of the Monthly Anniversary is the 29th, 30th or 31st and a month has no such day, the monthly anniversary is deemed to be the last day of that month.

We use this value to determine if your policy is in force.

Net Cash Surrender Value. The Cash Surrender Value less any Outstanding Loans

Net Premium. Any premium paid less any expense charges deducted from the premium payment

You may be an Owner even if you are not the Insured.

Owner. The person who purchased the policy as shown in the application, unless later changed.

Planned Periodic Premium. The amount and frequency of premium to be paid until the Maturity Date. You select this at the time of application.

We use the Policy Date as the date coverage begins and to determine all anniversary dates.

Policy Date. The date as of which we have received the initial premium and an application in good order. Coverage will not begin unless your policy is issued.

Policy Year. Each period of twelve months commencing with the Policy Date.

Separate Account. Variable Account B, a separate investment account of ours.

Valuation Date. Each day the New York Stock Exchange is open for trading.

Valuation Period. A period commencing with the close of trading on the New York Stock Exchange (currently 4 P.M., Eastern Time) on any Valuation Date and ending as of the close of the New York Stock Exchange on the next succeeding Valuation Date.

                              Summary of the Policy


Because this is a summary, it does not contain all the information that may be important to you. You should read this entire document carefully before you decide to purchase a policy.

                                    Overview

If you select any variable The policy is a flexible premium variable universal life policy. Like investment options, your policy traditional life insurance, the policy provides an initial minimum death benefits will vary based upon the benefit and cash benefits that you can access through loans, partial returns earned by those variable surrenders or a full surrender. Unlike traditional life insurance, you investment options. The returns may may choose how to invest your Account Value. be zero or negative and you bear this risk.

The policy allows you to make certain choices that will tailor the policy to your needs. When you apply for the policy, we will ask you to make some of these choices. You may also change your choices to meet your changing insurance needs.


Applying for a Policy

You may apply for a policy to cover a person, the "Insured," who is between 18-80 years of age. Unless otherwise agreed to by Us.


Amount of life insurance benefits

When you apply for a policy, you must select the Face Amount. The Face Amount must be at least $50,000, for all Insureds.

When your coverage will become effective. Your policy will become effective after:

o    We accept your application.

o    We receive an initial premium payment in an amount we determine.

o    We have completed our review to our satisfaction

Your right to cancel the policy

Once you receive your policy, you should read the policy. You have the right to cancel the policy for any reason within the later of:

o    45 days after you sign Part I of the application; or,

o 10 days after you receive the policy. If required by the state where you live, we will extend the time period to the number of days required by law.

Premium Payments

Minimum initial premium

Before your policy is effective, you must pay the minimum initial premium. We will calculate the initial minimum premium based on a number of factors, such as the age, sex and underwriting rate class of the proposed Insured, the desired Face Amount, and any supplemental benefits or riders applied for.

Planned periodic premium.

When you apply for a policy, you will select the amount of premium payments you plan to pay during the term of the policy. We will establish a minimum for this amount. You will also select intervals when you plan to pay this premium amount, such as monthly, quarterly, semiannually, or annually.

Flexibility in premium payments.

During the term of the policy, you may pay premiums at any time, and in any amount, within limits. Thus, you are not required to pay the planned periodic premium and you may make payments in addition to the planned periodic premium.

Account Value

We will measure your benefits under the policy by your Account Value. Your Account Value will reflect:

o    the premiums you pay; and

o    the returns earned by the subaccounts you select; and

o    the interest credited on amounts allocated to the Guaranteed Account; and

o    any loans or partial surrenders; and

o    the policy charges and expenses we deduct.

o    Surrender charges

Death Benefit

Death Benefit Selections.

When you apply for a policy, you must select:

o    The Face Amount.

o The death benefit option, which will be the manner in which we calculate the death benefit for your policy.

o The tax qualification option, which will be the manner in which we test your policy under the Code for meeting the definition of life insurance.

Death Benefit Options.

You may select from two death benefit options.  They are:

Level Death Benefit Option.

o        Level Death Benefit Option

The basic death benefit will be the greater of:

(1)  The Face Amount; or,

(2) Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

Increasing Death Benefit Option.

o    Increasing Death Benefit Option

The basic death benefit will be the greater of:

(1)  The Face Amount plus the Account  Value;  or,

(2) Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

The minimum death benefit factors we use are based upon the tax qualification option you select and the Attained Age, sex and smoker status of the Insured.

Tax Qualification Options.

You may select from two tax qualification options.  They are:

o Guideline Premium/Cash Value Corridor Test. The minimum death benefit factors are based upon the Code.

o Cash Value Accumulation Test. The minimum death benefit factors are based upon the 1980 Commissioners Standard Ordinary Mortality Tables and a 4% effective annual interest rate.

Changes You May Make.

     Within limits, you may change the death benefit option and, after the first Policy Year, may change the Face Amount. You may not change the tax qualification option.

     Cash Benefits During the Life of the Insured

     During the life of the Insured, your policy has cash benefits that you can access within limits through loans, partial surrenders or a surrender.

o Loans -- You may borrow against your Net Cash Surrender Value at any time. If your policy is a modified endowment contract, the Code may treat the loan as a taxable distribution of income.

o Partial Surrenders -- You may withdraw part of your Account Value after the first Policy Year. We may deduct an administrative charge. If you make a partial surrender during the surrender charge period, we will deduct a surrender charge. A partial surrender may result in a decrease in the Face Amount of your policy depending upon your death benefit option.

o Surrender -- You may surrender your policy for its Net Cash Surrender Value. If you surrender your policy during the surrender charge period, we will deduct a surrender charge. A surrender will terminate your policy.

Expenses reduce your returns under the policy

Expenses  of the Policy

We deduct expenses related to your policy. These deductions are made:

o    from premium, your Account Value and the assets of the subaccounts; and

o    upon certain transactions.

Deduction From Premium -- we will deduct state premium taxes, federal taxes and sales charges from your premium payments. Premium taxes are charges at a percent of premium equal to state and local tax rates based on the Insured's place of residence. DAC taxes will be deducted from Account Value at a rate imposed by federal tax law, currently equivalent to 1.00%of Premium. In place of these lump sum deductions for premium and DAC taxes, we may offer optional methods of payment at the time you apply for a policy. Total sales charges will not exceed 9% of premium.

Monthly Deductions From Account Value -- we will deduct on each Monthly Anniversary charges for:

o The administration of your policy up to a maximum of $10 per month per insured. For fully underwritten business, there is an additional charge of up to $25 per month per insured for the first Policy Year and the first 12 months following an increase in Face Amount.

o    The cost of insurance for your policy.


o The costs associated with mortality and expense risk charges. We will deduct a daily charge from your Policy Account Value in the subaccounts for assuming certain mortality and expense risks under the policy. This charge does not apply to the amounts you allocate in the Guaranteed Account. The current charge is at an annual rate of 0.50% of net assets in the subaccounts. Although, we reserve the right to increase or decrease this charge, it is guaranteed not to exceed 1.00% for the duration of your policy. If your policy is issued at a charge of less than 1.00%, we will notify you before we increase this charge. We may realize a profit from this charge.


o    The cost of any supplemental benefits and riders.

o The Acquisition and Underwriting costs of your Policy Subject to our approval, you may request us to take the monthly deductions from your unloaned Account Value allocated to the Money Market Subaccount, Guaranteed Account or specified subaccounts. Otherwise we will take the monthly deductions from each Subaccount and the Guaranteed Account on a pro rata basis.

Deductions Upon Certain Policy Transactions-- If you make a transaction, a charge may apply. They are:

o Transfer Charge -- You may make twelve transfers each Policy Year free of charge. Thereafter, we will deduct a fee of $25 per transfer from the transferred amount.

Administrative Charges for Partial Surrenders.

o Partial Surrenders -- We charge the lesser of $25 or 2% of the amount surrendered for processing any withdrawal. In certain states the charge may be the lesser of $25 or 2% of the amount surrendered.

Surrender Charges for Partial Surrenders.

A partial surrender may also be subject to a surrender charge. A surrender charge for partial surrenders is equal to a pro rata portion of the surrender charge that would apply to a full surrender. This applies during the first 14 Policy Years and for the first 14 years immediately following an increase in Face Amount.

o Surrender -- If you request a full surrender during the first 14 Policy Years, we may deduct a surrender charge based on the initial Face Amount. If you request a surrender within 14 Policy Years immediately following an increase in Face Amount, we will deduct a surrender charge based on the increase in Face Amount. The surrender charge will be deducted before any surrender proceeds are paid.

Surrender Charge for Face Amount Decreases.

o Decrease in Face Amount -- We may also deduct a surrender charge from the Account Value upon a decrease in Face Amount. If you request a decrease in Face Amount during the first 14 Policy Years, we will deduct a surrender charge based on the initial Face Amount. If you request a decrease within 14 years immediately following an increase in Face Amount, we will deduct a surrender charge based on the increase in Face Amount.

     Policy Charges and Deductions

Transaction Charges

Sales Charge -- not to exceed 9% of each premium payment

DAC Tax Charge--1.00% of each premium payment.

Premium Tax Charge (1)-- depends on the state of residence.

Transfer Charge -- $25 for each transfer in excess of 12 each Policy Year.

Surrender Charge -- during the first 14 Policy Years and the first 14 years immediately following an increase in Face Amount, there may be a surrender charge. (2)

Partial Surrender Administrative Charge

Lesser of $25 or 2% of the amount surrendered.

Account Value Charges (deducted monthly)

Cost of Insurance Charge (3) Current COI rates will never exceed the 1980 Commissioners Standard Ordinary Mortality Tables.

Monthly Expense Charge Per Policy


Current Charge - $6.00     Guaranteed Charge - $10.00


For fully underwritten business, there is an additional monthly administrative charge during the first Policy Year and during the first 12 policy months following an increase in Face Amount currently at a monthly rate of $20 per insured, guaranteed not to exceed $25 per insured per policy month

Annual Separate Account Charges (deducted daily and shown as an annualized percentage of average net assets)


Mortality and Expense Risk Charge:  Current Charge - 0.50%
Guaranteed Charge - 1.00%


1. We deduct a premium tax charge equal to the actual state and local tax rate from each premium payment. Typical State and local premium tax rates currently range from 2% to 3.5%.

2. A policy's surrender charge is based on the Policy Year, issue age, sex and smoker status of the Insured and the policy's Face Amount. If a policy were surrendered in the ninth Policy Year, a 45-year old nonsmoking male with $500,000 Face Amount policy, the surrender charge would be $7,800.00. For a 65-year-old nonsmoking male purchasing a $200,000 Face Amount policy, the surrender charge premium would be $5,520.00. The lowest and highest maximum surrender charge will range from $12.00 to $40.00 per $1,000 of Face Amount. (See Appendix A for additional examples of surrender charges).

3. Current and guaranteed cost of insurance charges are based on the issue age (or attained age in the case of increase in Specified Amount), sex, rate class of the Insured, and Policy Year. The current cost of insurance charge will never exceed the guaranteed cost of insurance charge shown in the policy. (See "Charges and Deductions - Cost of Insurance Charge.")

                            Annual Portfolio Expenses

                           Before Waiver/Reimbursement

                             As of December 31, 1999

The purpose of this table is to assist the Owner in understanding the various costs and expenses that will be incurred, directly or indirectly. It is based on historical expenses as a percentage of net assets before waivers and/or reimbursements, if applicable, for the year ended December 31, 1999, except as indicated below. Expenses of the portfolios of the Funds are not fixed or specified under the terms of the policy. Actual expenses may vary.

                                                                        Management       Other      12b-1       Total
                                                                         Fees          Expenses(1)   Fees      Expenses
Alliance Variable Product Series Fund

Growth and Income Portfolio                                              0.63%          0.08%       0.00%       0.71%
Premier Growth Portfolio                                                 1.00%          0.05%       0.00%       1.05%
Quasar Portfolio                                                         1.00%          0.19%       0.00%       1.19%
Growth Portfolio                                                         0.75%          0.09%       0.00%       0.84%
North American Government Income Portfolio(2)                            0.65%          0.55%       0.00%       1.20%

American Century Variable Portfolios, Inc.

VP Income and Growth Portfolio                                           0.70%          0.00%       0.00%       0.70%
VP International Portfolio(3)                                            1.34%          0.00%       0.00%       1.34%

Berger Institutional Products Trust (4)

IPT New Generation                                                       0.85%          2.10%       0.00%       2.95%
IPT Small Company Growth                                                 0.85%          0.64%       0.00%       1.49%

Fidelity Variable Insurance Products Fund II & III - Initial Class(5)

VIP II Contrafund Portfolio                                              0.58%          0.09%       0.00%       0.67%
VIP II Index 500 Portfolio                                               0.24%          0.10%       0.00%       0.34%
VIP III Balanced Portfolio                                               0.43%          0.14%       0.00%       0.57%

Goldman Sachs Variable Insurance Trust(6)

CORE SM U.S. Equity Fund                                                 0.70%          0.20%       0.00%       0.90%
CORE SM Large Cap Growth Fund                                            0.70%          0.42%       0.00%       1.12%
Global Income Fund                                                       0.90%          1.78%       0.00%       2.68%
International Equity Fund                                                1.00%          0.77%       0.00%       1.77%

Morgan Stanley Universal Institutional Funds (7)

Emerging Markets Equity Portfolio                                        1.25%          1.37%       0.00%       2.62%
Fixed Income Portfolio                                                   0.40%          0.56%       0.00%       0.96%
High Yield Portfolio                                                     0.50%          0.61%       0.00%       1.11%
Mid Cap Growth Portfolio                                                 0.75%          7.31%       0.00%       8.06%
Mid Cap Value Portfolio                                                  0.75%          0.62%       0.00%       1.37%
Money Market Portfolio                                                   0.30%          0.47%       0.00%       0.77%
Technology Portfolio                                                     0.80%         11.77%       0.00%       12.57%

Neuberger Berman Advisers Management Trust

AMT Partners Portfolio                                                   0.80%          0.07%       0.00%       0.87%

PIMCO Variable Insurance Trust (8)

Long-Term U.S. Government Portfolio                                      0.65%          0.06%       0.00%       0.71%
Total Return Bond Portfolio                                              0.65%          0.04%       0.00%       0.69%

Franklin Templeton Variable Insurance Products Trust (VIP) (9)

Templeton Developing Markets Securities Fund - Class 2                   1.25%          0.31%       0.25%       1.81%
Templeton International Securities Fund - Class 2                        0.69%          0.19%       0.25%       1.13%
Templeton Growth Securities Fund - Class 2                               0.83%          0.05%       0.25%       1.13%


Other Expenses After Waivers/Reimbursement


1.   Other   expenses  are  based  on  the  expenses   outlined  in  the  funds'
     prospectuses.

2. As a percentage of average daily net assets, "Total Operating Expenses" after reimbursement by Alliance Capital Management L.P. for the period ended December 31, 1999, were 0.95% for North American Government Income.

3. The Fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

4. Under a written contract, the Fund's investment advisor waives its fees and reimburses the fund to the extent that at any time during the life of the Fund, the Fund's annual operating expenses exceed 1.15%. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees. The expenses shown for the Berger IPT - New Generation Fund are based on estimates for the Fund's first full year of operations.

5. Fidelity Management & Research Company agreed to reimburse a portion of VIP II Index 500 and Contrafund and VIP III Balanced Portfolio's expenses during the period. With this reimbursement, "Management Fee," "Other
     Expenses" and "Total Operating Expenses" are 0.24%, 0.04% and 0.28% for Index 500 and 0.58%, 0.07% and 0.65% for Contrafund, and 0.43%, 0.12% and
     0.55% for Balanced, respectively.

6. Each Fund's expenses are based on estimated expenses for fiscal year ended December 31, 2000. Goldman Sachs Asset Management and Goldman Sachs Asset Management International have voluntarily agreed to reduce or limit certain expenses (excluding management fees, taxes, interest and brokerage fees, and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed the percentage stated below (as calculated per annum) of each Fund's respective average daily net assets. With these limitations described above, "Other Expenses" and "Total Operating Expenses" are: CORESM U.S. Equity Fund, 0.20% and 0.90%; CORESM Large Cap Growth Fund, 0.20% and 0.90%; International Equity Fund, 0.35% and 1.35%; and Global Income Fund, 0.25% and 1.15%. The investment advisers may discontinue or modify any limitations in the future at its discretion.

7. The investment adviser assigned to a portfolio is entitled to receive from such portfolio a management fee, payable quarterly, at an annual rate as a percentage of average daily net assets as set forth in the prospectus. With respect to the Money Market, Fixed Income, High Yield, Mid Cap Growth, Mid Cap Value, Emerging Markets Equity and Technology Portfolios, each portfolio's investment adviser has voluntarily agreed to waive its investment advisory fees to reimburse the portfolios so such fees would not cause their respective "Total Operating Expenses" to exceed the following:
     Emerging Markets Equity 1.79%; Fixed Income 0.70%; High Yield 0.80%; Mid Cap Growth 1.05%; Mid Cap Value 1.05%; Technology 1.15% and Money Market 0.55%.

8. "Other Expenses" reflect each Portfolio's organizational expenses and pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' feed, 0.65% and 0.65% respectively of average daily net assets for the PIMCO Long-Term U.S. Government and Total Return Portfolios.

9. On 2/8/00 shareholders approved a merger and reorganization that combined the funds effective 5/1/00 The shareholders of the fund had approved new management fees which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the funds as of 12/31/99 and not the assets of the combined funds. Class 2 shares of the portfolio have a distribution plan or "Rule 12B-1 Plan" which is described in the Funds' prospectus.


Expenses of the variable investment options also reduce your returns.

In addition, you will indirectly bear the costs of the investment management fees and expenses paid from the assets of the portfolios you select.

Federal Tax Considerations

You should consider the impact of the Code.

Your purchase of, and transactions under, your policy may have tax consequences that you should consider before purchasing the policy. You may wish to consult a tax adviser. In general, the Life Insurance Proceeds will not be taxable income to the Beneficiary. You will not be taxed as your Account Value increases. Upon a distribution from your policy, however, you may be taxed on any increase in policy Account Value.

                               Purchasing a Policy



Applying for a Policy

To purchase a policy, you must complete an application and submit it to us. You must specify certain information in the application, including the Face Amount, the death benefit option and supplemental benefit riders, if any. We may also require information to determine if the Insured is an acceptable risk to us. We may require a medical examination of the Insured and ask for additional information.


Our age requirement for the Insured.

You may apply for a policy to cover a person who is at least 18 but 80 or younger.

The minimum Face Amount.

The Face Amount must be at least $50,000, for each Insured.

We require a minimum initial premium.

We require that you pay a minimum initial premium before we will issue the policy. You may pay the minimum initial premium when you submit the application or at a later date.

We will not issue a policy until we have accepted the application. We reserve the right to reject an application for any reason or "rate" an Insured as a substandard risk.

When your coverage will be effective.

Your policy will become effective after:

o    We accept your application.

o    We receive an initial premium payment in an amount we determine.

o    We have completed our review of your application to our satisfaction.

Your Right to Cancel the Policy

Period to Examine and Cancel.

Once you receive your policy, you should read the policy. You have the right to cancel the policy for any reason within the later of:

o    45 days after you sign Part I of the application; or,

o 10 days after you receive the policy. If required by the state where you live, we will extend the time period to the number of days required by law.

This is your "Period to Examine and Cancel."

Your right to cancel also applies to the amount of any increase in Face Amount.

How to cancel your policy.

You may cancel the policy by returning it to our Administrative Office or to your agent within the applicable time with a written request for cancellation. Unless otherwise required by law, we will refund you the premium paid on the policy. Thus, the amount we return will not reflect the returns of the subaccounts you selected in your application.

Premiums

The policy allows you to select the timing and amount of premium payments within limits. Send premium payments to our Administrative Office.

All your premium payments must comply with our requirements.

Restrictions on Premiums. We may not accept any premium payment:


o    If it is less than $50.

o If the premium would cause the policy to fail to qualify as a life insurance contract as defined in Section 7702 of the Code, we will refund any portion of any premium that causes the policy to fail. In addition, we will monitor the policy and will attempt to notify you on a timely basis if your policy is in jeopardy of becoming a modified endowment contract under the Code.

o If the premium would increase the amount of our risk under your policy by an amount greater than that premium amount. In such cases, we may require satisfactory evidence of insurability before accepting that premium.

Types of premium payments

Minimum Initial Premium. We will calculate the minimum initial premium. The amount is based on a number of factors, including the Age, sex and underwriting class of the proposed Insured, the desired Face Amount and any supplemental benefits or riders applied for.

We establish a minimum planned periodic premium.

Planned Periodic Premiums. When you apply for a policy, you select a plan for paying level premiums at specified intervals. The intervals may be monthly, quarterly, semi-annually or annually, for the life of the policy. We will establish a minimum amount that may be used as the planned periodic premium. We may recalculate this minimum amount if the Face Amount of the policy is increased or decreased.

You are not required to pay premiums in accordance with this plan. Rather, you can pay more or less than the planned periodic premium or skip a planned periodic premium entirely.

At any time you can change the amount and frequency of planned periodic premium by sending a written notice to our Administrative Office.

Additional Premiums. Additional premiums are premiums other than planned premiums. Additional premiums may be paid in any amount and at any time subject to the Code.

Depending on the Account Value at the time of an increase in the Face Amount and the amount of the increase requested, an additional premium may be needed to prevent your policy from terminating.

Paying premiums may not ensure that your policy remains in force.

Effect of Premium Payments. In general, paying all planned periodic premiums may not prevent your policy from lapsing. In addition, if you fail to pay any planned periodic premiums, your policy will not necessarily lapse.

Your policy will lapse only when the Net Cash Surrender Value on a Monthly Anniversary is less than the amount of that date's monthly deduction. This could happen if the Net Cash Surrender Value has decreased because:

o of the negative return or insufficient return earned by one or more of the subaccounts you selected; or,

o of any combination of the following -- you have outstanding loans, you have taken partial surrenders, we have deducted policy expenses, or you have made insufficient premium payments to offset the monthly deduction.

Your policy will not terminate immediately after your Account is insufficient.

Grace Period. In order for insurance coverage to remain in force, the Value Net Cash Surrender Value on each Monthly Anniversary must be equal to or greater than the total monthly deductions for that Monthly Anniversary.

If it is not, you have a Grace Period of 61 days during which the policy will continue in force. The Grace Period begins on the Monthly Anniversary that the Net Cash Surrender Value is less than the total monthly deductions then due. If we do not receive a sufficient premium before the end of the Grace Period, the policy will terminate without value.

We will send you a written notice within 30 days of the beginning of any Grace Period. The notice will state:

A Grace Period of 61 days has begun.

How much you must pay to prevent your policy from terminating.

The amount of premium required to prevent your policy from terminating. This amount is equal to the amount needed to increase the Net Cash Surrender Value sufficiently to cover total monthly deductions for the next three (3) Monthly Anniversaries.

If the Insured dies during the Grace Period, we will still pay the Life Insurance Proceeds to the Beneficiary. The amount we pay will reflect a reduction for the unpaid monthly deductions due on or before the date of the Insured's death.

If your policy lapses with an outstanding loan you may have taxable income.

Premium Allocations. In the application, you specify the percentage of Net Premiums to be allocated to each subaccount and Guaranteed Account. However, until the period to examine and cancel expires, we invest this amount in the Money Market Subaccount. On the first business day after the period expires, we will reallocate your Account Value based on the premium allocation percentages in your application.

For  all  subsequent  premiums,  we  will  use the  allocation  percentages  you specified in the application until you change them. You can change the allocation percentages at any time by sending written notice to our Administrative Office. The change will apply to all Premiums received with or after your notice.

Allocation  Rules.   Your  allocation   instructions  must  meet  the  following
requirements:

o    Each allocation percentage must be a whole number; and,

o Any allocation to a subaccount must be at least 5%; and the sum of your allocations must equal 100%.

Crediting Premiums. Your initial Net Premium will be credited to your Account Value as of the Policy Date. We will credit and invest subsequent Net Premiums on the date we receive the premium or notice of deposit at our Administrative Office.

If any premium requires us to accept additional risk, we will allocate this amount to the Money Market Subaccount until we complete our underwriting. When accepted, and at the end of the period to examine and cancel the policy, we will allocate it in accordance with your allocation percentages.

The Investment Options



You may allocate your Account Value to:

o    the subaccounts which invest in the variable investment options; or

o    the Guaranteed Account.

Variable Investment Options

Under the policy, you may currently allocate your Account Value into any of the available subaccounts. Each subaccount invests in shares of a corresponding portfolio of a fund. These portfolios operate similarly to a mutual fund but are only available through the purchase of certain insurance contracts. The funds may also include other portfolios which are not available under the policy.

Alliance Variable Products Series Fund

Growth and Income Portfolio -- seeks to balance the objectives of reasonable current income and reasonable opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality. Investments may also be made in fixed income securities and convertible securities.

Growth Portfolio - provides long term growth of capital. Current income is only an incidental consideration. The portfolio seeks to achieve its objective by investing primarily in equity securities of companies with favorable earnings outlooks, which have long-term growth rates that are expected to exceed that of the U.S. economy over time.

North American Government Income Portfolio- seeks the highest level of current income that is available from portfolios of debt securities issued or guaranteed by the governments of the United States, Canada, Mexico, their political subdivisions, (including Canadian provinces, but excluding states of the United States) agencies, instrumentalities, or authorities.

Premier Growth Portfolio -- seeks growth of capital by pursuing aggressive investment policies. The portfolio invests primarily in equity securities of U.S. companies that are judged likely to achieve superior earnings growth.

Quasar Portfolio -- seeks growth of capital by pursuing aggressive investment policies. The portfolio invests for capital appreciation and only incidentally for current income. The portfolio generally invests in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation.

The Alliance Variable Products Series Fund is managed by Alliance Capital Management L.P.

American Century Variable Portfolios, Inc.

American Century VP International is for long-term equity investors who want to diversify their domestic portfolio by adding broad exposure to developed foreign markets through the stocks of larger, fast growing companies.

American Century VP Income and Growth - seeks dividend growth, current income and capital appreciation by investing in diversified portfolio of U.S. stocks. The management team strives to outperform the S&P 500 over time while matching the risk characteristics of the index.

The funds' investment advisor is American Century Investment Management, Inc. The advisor is responsible for managing the investment portfolios of the funds and directing the purchases and sales of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

Berger Institutional Products Trust Berger IPT - Small Company Growth Fund - seeks capital appreciation by (IPT) investing primarily in a diversified group of stocks of small growth companies that have dominant positions in emerging industries or growing market shares in larger, fragmented industries.

Berger IPT New Generation Fund - seeks capital appreciation by investing in innovative companies that are focused on tomorrow.

Berger LLC is the investment advisor to these Funds. Berger LLC is responsible for managing the investment operations of the Funds and the composition of their investment portfolios. Berger LLC also acts as each Funds' administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws.

Fidelity Variable Insurance Products Fund II and III

VIP II Contrafund Portfolio-- seeks long term capital appreciation.

VIP II Index 500 Portfolio -- seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

VIP III Balanced Portfolio - seeks both income and growth of capital.

Fidelity Management & Research Company is the investment adviser for the Fidelity Variable Insurance Products Fund II and III. Bankers Trust Company, a wholly-owned subsidiary of Bankers Trust Corporation (formerly Bankers Trust of New York Corporation), currently serves as the sub-adviser to VIP II Index 500 Portfolio.

Goldman Sachs Variable Insurance Trust

CORE SM U.S. Equity Fund-- seeks long-term growth of capital and dividend income through a broadly diversified portfolio of large capitalization and blue chip equity securities representing all major sectors of the U.S. economy.

CORE SM Large Cap Growth Fund -- seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large capitalization U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

Global Income Fund -- seeks high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation, by investing primarily in a portfolio of high quality fixed income securities of U.S. and foreign issuers and foreign currencies.

International Equity Fund -- seeks long-term capital appreciation through investments in equity securities of companies that are organized outside the U.S. or whose securities are principally traded outside the U.S. The Fund intends to invest in companies with public stock market capitalizations that are larger than $1 billion at the time of investment.

Goldman Sachs Asset Management ("GSAM") - unit of the Investment Management Division of Goldman Sachs and Co., serves as investment adviser to, CORE U.S. Equity, CORE Large Cap Growth, GSAM International serves as investment adviser to the International Equity and Global Income Funds.

The investment objective and policies of the Funds are similar to the investment objectives and policies of other mutual funds that the Investment Adviser manages. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of such other mutual funds. The Investment Adviser cannot guarantee, and makes no representation, that the investment results of similar funds will be comparable even though the funds have the same Investment Adviser.

The Universal Institutional Funds, Inc.

Fixed Income Portfolio-- seeks above average total return over a market cycle of three to five years by investing primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. government corporate and mortgage securities. The Portfolio ordinarily will maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar denominated securities and in below investment grade securities.

High Yield Portfolio -- seeks total return over a market cycle of three to five years by investing primarily in high yield securities (commonly referred to as "junk bonds") The Portfolio may also invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities. The Portfolio may invest to a limited extent in foreign fixed income securities including emerging markets securities.

Emerging Markets Equity Portfolio - seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

Mid Cap Value Portfolio - seeks total return over a market cycle of three to five years by investing in common stocks and other equity securities.

Mid Cap Growth Portfolio - seeks long term capital by investing primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index (currently $500 million to $6 billion). The investment adviser focuses on companies that demonstrate one or more of the following characteristics: high earnings growth rates, growth stability, rising profitability and the ability to product earnings that consistently beat market expectations.

Money Market Portfolio -- seeks to maximize current income and preserve capital while maintaining liquidity by investing in money market instruments with effective maturities of 397 days or less. In selecting investments, the investment adviser seeks to maintain a share price of $1.00 per share

Technology Portfolio- seeks long term capital appreciation by investing primarily in equity securities of companies that the investment adviser expects to benefit from their involvement in technology and technology-related securities.

The investment adviser for Money Market Portfolio and Technology Portfolio is Morgan Stanley Dean Witter Investment Management Inc., a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., which is a publicly owned global financial services corporation. The Subadviser for the Money Market Portfolio is Morgan Stanley Dean Witter Advisors, Inc., a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The investment adviser for the Emerging Markets Equity Portfolio is Morgan Stanley Asset Management. The investment adviser for Fixed Income Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio and High Yield Portfolio is Miller Anderson & Sherrerd, LLP, which is indirectly wholly-owned by Morgan Stanley Dean Witter & Co.

Neuberger Berman Advisers Management Trust ("AMT")

AMT Partners Portfolio-- seeks to achieve capital growth by investing mainly in common stocks of mid- to large- capitalization companies. The managers look for well-managed companies whose stock prices are believed to be undervalued.

The investments for the Portfolio is managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and the performance of the Portfolio can be expected to vary from those of the other mutual funds.

Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the AMT Portfolios may be purchased only by life insurance companies to be used with their separate accounts, which fund variable annuity and variable life insurance policies.

Neuberger Berman Management Inc. serves as the investment manager of the Portfolio. Neuberger Berman, LLC serves as the sub-adviser.


PIMCO Variable Insurance Trust

Total Return Bond Portfolio: seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio will normally vary within a three- to six-year timeframe based on PIMCO's forecast for interest rates.

Long-Term U.S. Government Portfolio: seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises. This Portfolio will normally have a minimum average portfolio duration of eight years.

Pacific Investment Management Company ("PIMCO") serves as investment adviser to each Portfolio of the PIMCO Variable Insurance Trust. PIMCO is responsible for managing the investment activities of the Portfolios and the Portfolios' business affairs and other administrative matters.

Franklin Templeton Variable Insurance Products Trust (VIP)

Templeton Developing Markets Securities Fund - Class 2 -- seeks long-term capital appreciation. The fund invests primarily in equity securities that trade in emerging markets or are issued by companies that derive revenue from goods or services produced, or have their principal activities or assets in emerging market countries.

Templeton Growth Securities Fund - seeks long term capital growth. The Fund will primarily invest in equity securities of companies located anywhere in the world including those in the U.S. and emerging countries.

Templeton International Securities Fund - Class 2 -- seeks long term capital growth. The Fund invests primarily in stocks of companies and governments located outside the United States, including emerging markets.

Templeton Asset Management Ltd. serves as the investment manager to the Templeton Developing Markets Securities Fund. Templeton Investment Counsel, Inc. serves as the investment manager to the Templeton International Securities Fund. Templeton Global Advisors Limited (TGAL) serves as the investment manager to Templeton Growth Securities Fund. Only Class 2 shares of Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund and Templeton International Securities Fund are available under the policy.

There is no assurance that any of the portfolios will achieve their stated objective. Owners are advised to read the Fund prospectuses accompanying this Prospectus for more detailed information regarding management of the portfolios, investment objectives, investment advisory fees, and other charges assessed by the Funds.

Guaranteed Investment Option

Under the policy, you may currently allocate your Account Value to the Guaranteed Account. In addition, if you request a loan, we will allocate part of your Account Value to the Loan Account which is part of the Guaranteed Account.

We may treat each allocation and transfer separately for purposes of crediting interest and making deductions from the Guaranteed Account.

Interest Credited On the Guaranteed Account. All of your Account Value held in the Guaranteed Account will earn interest at a rate we determine in our sole discretion. This rate will never be less than 4% per year compounded annually. The Loan Account portion of your Account Value may earn a different interest rate than the remaining portion of your Account Value in the Guaranteed Account.

Deductions from the Guaranteed Account. We will deduct any transfers, partial surrenders or any policy expenses from the Guaranteed Account and your variable investment options on a pro rata basis, unless you provide other directions. No portion of the Loan Account may be used for this purpose.

Payments from the Guaranteed Account. If we must pay any part of the proceeds for a loan, partial surrender or full surrender from the Guaranteed Account, we may defer the payment for up to six months from the date we receive the written request. If we defer payment from the Guaranteed Account for 30 days or more, we will pay interest on the amount we deferred at a rate of 4% per year, compounded annually, until we make payment.

                         Investing Your Account Value



The policy allows you to choose how to invest your Account Value. Your Account Value will increase or decrease based on:

o    The returns earned by the subaccounts you select.

o    Interest credited on amounts allocated to the Guaranteed Account.

We will determine your policy benefits based upon your Account Value. If your Account Value is insufficient, your policy may terminate. If the Net Cash Surrender Value on a monthly anniversary is less than the amount of that date's monthly deduction, the policy will be in default and a Grace Period will begin.

Determining the Account Value

On the policy Date, your Account Value is equal to your initial Net Premium. If the Policy Date and the Issue Date are the same day, the Account Value is equal to your initial premium, less the premium expenses and monthly deduction.

On each Valuation Date thereafter, your Account Value is equal to:

o    Your Account Value held in the subaccounts; and

o    Your Account Value held in the Guaranteed Account.

Your Account Value will reflect:

o    the premiums you pay; and,

o    the returns earned by the subaccounts you select; and,

o    the interest credited on amounts allocated to the Guaranteed Account; and,

o    any loans or partial surrender; and,

o    the policy expenses we deduct.

Account Value in the Subaccounts. We measure your Account Value in the subaccounts by the value of the subaccounts' accumulation units we credit to your policy. When you allocate premiums or transfer part of your Account Value to a subaccount, we credit your policy with accumulation units in that subaccount. The number of accumulation units equals the amount allocated to the subaccount divided by that subaccount's accumulation unit value for the Valuation Date when the allocation is effected.

The number of subaccount accumulation units we credit to your policy will:

o increase when Net Premium is allocated to the subaccount, amounts are transferred to the subaccount and loan repayments are credited to the subaccount.

o decrease when the allocated portion of the monthly deduction is taken from the subaccount, a loan is taken from the subaccount, an amount is transferred from the subaccount, or a partial surrender, including the partial surrender charges, is taken from the subaccount.

Accumulation Unit Values. A subaccount's accumulation unit value varies to reflect the return of the portfolio and may increase or decrease from one Valuation Date to the next. We arbitrarily set the accumulation unit value for each subaccount at $10 when the subaccount was established. Thereafter, the accumulation unit value equals the accumulation unit value for the prior Valuation Period multiplied by the Net Investment Factor for the current Valuation Period.

Net Investment Factor. The net investment factor is an index we use to measure the investment return earned by a subaccount during a Valuation Period. It is based on the change in net asset value of the portfolio shares held by the subaccount, and reflects any dividend or capital gain distributions on the portfolio shares and may include the deduction of the daily mortality and expense risk charge.

Guaranteed Account Value. On any Valuation Date, the Guaranteed Account portion of your policy Account Value equals: o the total of all Net Premium, allocated to the Guaranteed Account, plus

o    any amounts transferred to the Guaranteed Account, plus

o    interest   credited  on  the  amounts  allocated  and  transferred  to  the
     Guaranteed Account, less

o    the amount of any transfers from the Guaranteed Account, less

o the amount of any partial surrender, including the partial surrender charges, taken from the Guaranteed Account, and less

o the allocated portion of the monthly deduction deducted from the Guaranteed Account, plus

o    the amount of the Loan Account.

If you take a loan, we transfer the amount of the loan to the Loan Account held in the Guaranteed Account. The value of your Loan Account includes transfers to and from the Loan Account as you take and repay loans and interest credited on the Loan Account.

Net Account Value. The net Account Value on a Valuation Date is the Account Value less outstanding loans on that date.

Cash Surrender Value. The Cash Surrender Value on a Valuation Date is the Account Value reduced by any surrender charge that would be assessed if you surrendered the policy on that date.

The amount you would receive on a Surrender of your policy.

Net Cash Surrender Value. The Net Cash Surrender Value on a Valuation Date is the amount you would receive on a surrender of your policy and is equal to:

o    the Cash Surrender Value, less

o    the outstanding loan on that date.

Transfers

You may transfer Account Value among the subaccounts and to the Guaranteed Account after the period to examine and cancel. All transfer requests, except for those made under the Dollar Cost Averaging or Automatic Rebalancing programs, must satisfy the following requirements:

o Minimum amount of transfer -- You must transfer at least $250 or, the balance in the subaccount or the Guaranteed Account, if less;

o Form of transfer request -- You must make a written request unless you have established prior authorization to make telephone transfers or other means we make available;

o Transfers from the Guaranteed Account -- The maximum you may transfer in a Policy Year is equal to 25% of your guaranteed Account value that is not in the Loan Account on the most recent policy anniversary reduced by all partial surrenders and transfers taken from the Guaranteed Account during that Policy Year.

Date We Process Your Transfer Request. We must receive your transfer request at our Administrative Office. We process transfers at the next price next computed after date we receive your transfer request. We may, however, defer transfers under the same conditions as described under Other Policy Provision -- When Proceeds Are Paid.

Number of Allowable Transfers/Transfer Fee. We do not currently limit the number of transfers you may make. We will currently assess a $25 transfer charge, however, for each transfer in excess of 12 during a Policy Year. All transfers processed on the same business day will count as one transfer for purposes of determining the number of transfers you have made in a Policy Year. We reserve the right to increase or decrease the number of "free" transfers allowed in any Policy Year.

Telephone Transfers. If you have completed an authorization form allowing telephone transfers, you may request transfers by telephone. Upon receipt of a telephone transfer authorization form, we will issue you a personal identification number. We confirm all telephone transfers in writing. We will confirm transfer requests received by fax before processing them. You should review all confirmations to determine if there have been any unauthorized transfers.

We will use reasonable procedures to confirm that telephone transfers requests are genuine. We will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone transfer privileges at any time, for some or all policies.

Dollar Cost Averaging

Dollar cost averaging is a systematic method of investing at regular intervals. By investing at regular intervals, the cost of the securities is averaged over time and perhaps over various market cycles.

Under this program we will automatically transfer monthly a portion of your Account Value. Unless you give us other instructions, we will allocate the transfer as you have specified in your most current premium allocation instructions. However, no less than 5% may be allocated to any one subaccount or to the Guaranteed Account. We will make the transfers from the Money Market Subaccount as long as the Account value is at least $2,000. There is no charge for this option. Transfers in connection with the dollar cost averaging and Automatic Rebalancing features will not count against the 12 free transfers in a Policy Year.

Dollar Cost Averaging From a Subaccount. If you instruct us to make the transfers from the Money Market Subaccount, you may request that we transfer:

o A specified dollar amount -- we will automatically transfer this amount in accordance with your most current premium allocation instructions for a specified period until your Account Value in the transferring subaccount is depleted.

o A specified percentage-- we will automatically transfer a specified percentage of the amount in the transferring subaccount in accordance with your most current premium allocation instructions for a specified period until your Account Value in the transferring subaccount is depleted.

You may allocate additional amounts into the transferring subaccount at any time.

We reserve the right to establish transfer limits and to restrict the subaccounts from which transfers may be made.

Automatic Rebalancing

We may offer an Automatic Rebalancing program to rebalance your Account Value to match your allocation instructions.

This program is offered because the Account Value in the Guaranteed Account and the Subaccounts will accumulate at different rates as a result of different investment returns. Automatic Rebalancing will restate the Account Value of the Subaccounts to your most recent allocation instructions. You may elect the frequency (monthly, quarterly, semi-annually, annually) as measured from the policy anniversary. On each date elected, we will rebalance the Account Value by generating transfers to reallocate the Account Values according to your most recent allocation instructions.

Transfers resulting from Automatic Rebalancing will not be counted against the total number of transfers allowed before a charge is applied.

We reserve the right to suspend or modify Automatic Rebalancing or to charge an administrative fee for excessive election or allocation changes. Automatic Rebalancing is not available if the grace period has commenced.

When we will Process your Automatic Transfers. We will begin to process your automatic transfers:

o On the first monthly anniversary following the end of the period to examine and cancel if you requested the automatic transfers when you applied for your policy.

o On the second Monthly Anniversary following the receipt of your request at our Administrative Office, if you elect the option after you applied for the policy.

We will stop processing automatic transfers if:

o    The funds in the transferring subaccount have been depleted; or

o We receive your written request at our Administrative Office to cancel future transfers; or

o We receive notification of death of the Insured; or o Your policy goes into the Grace Period.

Dollar cost averaging may lessen the impact of market fluctuations on your investment. Using dollar cost averaging does not guarantee investment gains or protect against loss in a declining market.

                                 Death Benefits

Life Insurance Proceeds

During the policy term, we will pay the Life Insurance Proceeds to the Beneficiary after the Insured's death. To make payment, we must receive at our Administrative Office:

o    satisfactory proof of the Insured's death; and

o    the policy.

The Beneficiary may receive the Life Insurance Proceeds in one lump sum or under any other payment option.

Payment of Life Insurance Proceeds. We will pay the Life Insurance Proceeds generally within seven days after we receive the information we require. We will pay the Life Insurance Proceeds to the Beneficiary in one lump sum or, if elected, under a payment option. Payment of the Life Insurance Proceeds may also be affected by other provisions of the policy.

We will pay interest on the Life Insurance Proceeds from the date of the Insured's death to the date of payment as required by applicable state law.

Amount of Life Insurance Proceeds. We will determine the Life Insurance Proceeds as of the date of the Insured's death. The Life Insurance Proceeds will equal:

o the death benefit amount determined according to the death benefit option selected; plus

o any other benefits then due from riders to the policy; minus o the outstanding loan, if any, and accrued loan interest; minus

o    any overdue monthly deductions if the Insured dies during a Grace Period.

Death Benefit Options

You may select from two death benefit
options. They are:

Level Death Benefit Option I.

o    Option I

The basic death benefit will be the greater of:

1.   the Face Amount; or

2. Account Value at date of death multiplied by the appropriate minimum death benefit factor

This death benefit option should be considered if you want to minimize your cost of insurance.

Increasing Death Benefit Option II.

o    Option II. The basic death benefit will be the greater of:

1.   the Face Amount plus the Account Value; or

2. Account Value at date of death multiplied by the appropriate minimum death benefit factor.

This death benefit option should be considered if you want your death benefit to increase with your policy's Account Value.

Tax Qualification Options.

Section 7702 of the Code provides alternative testing procedures for meeting the definition of life insurance. Each policy must qualify under one of these two tests and you may select the test we use for ensuring your policy meets the definition of life insurance.

Under both tests under Section 7702, there is a minimum death benefit required at all times. This is equal to the Account Value multiplied by the appropriate minimum death benefit factor. These factors depend on the tax qualification option and may be based on the Attained Ages, sex and rate class of the Insured. A table of the applicable factors is located in the policy.

The two tax qualification options are:

o    Guideline Premium/Cash Value Corridor Test.

o    Cash Value Accumulation Test.

Once you have selected the tax qualification option for your policy, it may not be changed

Changes in Death Benefit Options

If you have selected the Level Death Benefit Option you may change to the Increasing Death Benefit Option. You may also change from the Increasing Death Benefit Option to the Level Death Benefit Option.

How to request a change. You may change your Death Benefit Option by providing your agent with a written request or by writing us at our Administrative Office. We may require that you submit satisfactory evidence of insurability to us.

If you request a change from the Level Death Benefit Option to the Increasing Death Benefit Option, we will decrease the Face Amount by an amount equal to your Account Value on the date the change takes effect. However, we reserve the right to decline to make such a change if it would reduce the Face Amount below the minimum Face Amount.

If you request a change from the Increasing Death Benefit Option to the Level Death Benefit Option, we will increase the Face Amount by an amount equal to your Account Value on the date the change takes effect. Such decreases and increases in the Face Amount are made so that the Life Insurance Proceeds remain the same on the date the change takes effect.

Once approved, we will issue new policy information pages and attach a copy of your application for change. We reserve the right to decline to make any changes that we determine would cause the policy to fail to qualify as life insurance under our interpretation of the Code.

The change will take effect on the next Monthly Anniversary that coincides with or next follows the date we approve your request.

Changes in Face Amount

At any time after the first policy anniversary while the policy is in force you may request a change in the Face Amount. We will not make a change in Face Amount that causes your policy to fail to qualify as life insurance under the Code

Increases in Face Amount. Any request for an increase:

o    Must be for at least $10,000.

o May not be requested in the same Policy Year as another request for an increase.

o    May not be requested after the Insured is Attained Age 85.

A written application must be submitted to our Administrative Office along with satisfactory evidence of insurability. You must return the policy so we can amend it to reflect the increase. The increase in Face Amount will become effective on the Monthly Anniversary on or next following the date the increase is approved, and the Account Value will be adjusted to the extent necessary to reflect a monthly deduction as of the effective date based on the increase in Face Amount.

Decreases in Face Amount. Any request for a decrease:

o    Must be at least $5,000.

o Must not cause the Face Amount after the decrease to be less than the minimum Face Amount at which we would issue a policy.

o And, during any one of the first five (5) Policy Years, the Face Amount may not be decreased by more than 10% of the initial Face Amount. If the Face Amount is decreased during the first 14 Policy Years or within 14 Policy Years of an increase in Face Amount, a surrender charge may be applicable.

Consequences of a Change in Face Amount. Both increases and decreases in Face Amount may impact the surrender charge. In addition, an increase or decrease in Face Amount may impact the status of the policy as a modified endowment contract.


Cash Benefits During the Insured's Life

During the life of the Insured, your policy has cash benefits which you may access within limits by taking loans, partial surrenders or a surrender.

Loans

You may request a loan against your policy at any time while the policy has a Net Cash Surrender Value. We limit the minimum and maximum amount of loan you may take.

o    Maximum Loan Amount

After the First Policy Year -- The maximum loan amount is 90% of your Net Cash Surrender Value.

How to request a loan. You must submit a written request for a loan to the Administrative Office. Loans will be processed as of the date we receive the request at our Administrative Office. Loan proceeds generally will be sent to you within seven days.

Interest. We charge interest daily on any outstanding loan at a declared annual rate not in excess of 8%. The maximum net cost (the difference between the rate of interest we charge on loans and the amount we credit on the equivalent amount held in the Loan Account) of a loan is 2% per year. Interest is due and payable at the end of each Policy Year while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the outstanding loan.

Loan Account. You may direct us to take an amount equal to the loan proceeds and any amount attributed to unpaid interest from any subaccount or from the Guaranteed Account. Otherwise, we will withdraw this amount from each subaccount on a pro rata basis. We transfer this amount to the Loan Account in the Guaranteed Account.

When a loan is repaid, an amount equal to the repayment will be transferred from the Loan Account to the subaccounts and Guaranteed Account in accordance with your allocation percentages in effect at the time of repayment.

Effect of a Loan. A loan, whether or not repaid, will have a permanent effect on the Life Insurance Proceeds and Account Value because the investment results of the subaccounts and current interest rates credited in the Guaranteed Account will apply only to the non-loaned portion of the Account Value. The longer the loan is outstanding, the greater this effect is likely to be. Depending on the investment results of the subaccounts or credited interest rates for the Guaranteed Account while the loan is outstanding, the effect could be favorable or unfavorable.

In addition, loans from modified endowment contracts may be treated for tax purposes as distributions of income.

If the Life Insurance Proceeds become payable while a loan is outstanding, the outstanding loan will be deducted in calculating the Life Insurance Proceeds.

If the outstanding loan exceeds the Cash Surrender Value on any Monthly Anniversary, the policy will be in default. We will send you, and any assignee of record, notice of the default. You will have a 61-day Grace Period to submit a sufficient payment to avoid termination. The notice will specify the amount that must be repaid to prevent termination

Outstanding Loan. The outstanding loan on a Valuation Date equals:

o All loans that have not been repaid (including past due unpaid interest added to the loan), plus

o    accrued interest not yet due.

Loan Repayment. You may repay all or part of your outstanding loan at any time while the Insured is living and the policy is in force. Loan repayments must be sent to our Administrative Office and will be credited as of the date received.

Partial Surrender

Requirements for Partial Surrender.

We will not allow a partial surrender during the first Policy Year or during the first 12 months following an increase in Face Amount. We limit the number of partial surrenders you may make to two per year. We may limit the minimum amount of partial surrenders.

o Maximum Partial Surrender Amount -- Up to a maximum of 90% of your policy's Net Cash Surrender Value except that the partial surrender must be at least $500 and may not cause the Face Amount to be less than the required minimum Face Amount.

How to request a partial surrender.

In order to make a partial surrender you must submit a written request to our Administrative Office. We will reduce your Account Value by the partial surrender amount plus any applicable charges. When you request a partial surrender, you may direct us to take the requested amount from any subaccount or from the Guaranteed Account. If the Guaranteed Account or subaccount value is insufficient to withdraw the amount requested, we will withdraw the difference from the remaining subaccounts on a pro rata basis unless you have provided specific instructions to withdraw the amount from one or several subaccounts.

We will process partial surrender requests at the price next computed after we receive your written request at our Administrative Office. We will generally pay partial surrenders within seven days.

Expenses for Partial Surrender. We will deduct the applicable surrender charge on a partial surrender. This charge will be deducted from your Account Value along with the amount requested to be surrendered and will be considered part of the partial surrender (together, the "partial surrender amount"). Currently, we assess a processing charge for each withdrawal of the lesser of $25 or 2% of the amount surrendered.

Effect of Partial Surrender on Your Face Amount. The Face Amount of your policy will also be reduced by the partial surrender amount if the current death benefit option at the time of surrender is Option I.

We will reduce the Face Amount by the amount of the partial surrender in the following order:

1.   The most recent increase in the Face Amount, if any, will be reduced first.

2. The next most recent increases in the Face Amount, if any, will then be successively decreased.

3.   The initial Face Amount will then be decreased.

No partial surrender may be made that would reduce the Face Amount below the minimum Face Amount.

If we issued the policy under a corporate owned arrangement, a partial surrender will be applied pro rata over all Insureds under the policy.

Partial surrenders from your policy may have tax consequences.

Surrendering the Policy for Net Cash Surrender Value

You may surrender your policy in full at any time for its Net Cash Surrender Value by submitting a written request to our Administrative Office. We will require return of the policy. A surrender charge may apply. We will process a surrender request as of the date we receive your written request and all required documents. Your surrender request generally will be paid within seven days. The Net Cash Surrender Value may be taken in one sum or it may be applied to a payment option. Your policy will terminate and cease to be in force if it is surrendered for one sum. It cannot later be reinstated.


                          Payment Options for Benefits


The policy offers a wide variety of optional ways of receiving proceeds payable under the policy, such as on a surrender or death, other than in a lump sum. Any agent authorized to sell this policy can explain these options upon request. None of these options vary with the investment performance of a separate account because they are all forms of guaranteed benefit payments.


                             Expenses of the Policy


Periodically, we will deduct expenses related to your policy. We will deduct these:

o    from premium, Account Value and from subaccount assets; and

o    upon certain transactions.

The amount of these expenses are described in your policy as either guaranteed or current. We will never charge more than the guaranteed amount. We may in our discretion deduct on a current basis less than the guaranteed amount.

Deduction From Premium

Deduction from Premium -- From each premium we will deduct state premium taxes, federal deferred acquisition cost ("DAC") taxes, and sales charges, if any.

We deduct for premium taxes at an explicit percent of premium equal to state and local tax rates based on the Insured's place of residence. A typical state premium tax is in the range of 2% to 3.5% of premium.

DAC taxes are also based on premium. We will deduct DAC taxes from your Account Value at the time premium is received at a rate equal to 1.00% of premium.

In place of the lump sum deduction described above for premium and DAC taxes, we may offer optional methods of payment at the time you apply for a policy.

We may deduct a sales charge from each premium and we may also deduct a sales charge from Account Value. A deduction from Account Value may be either in place of a deduction from premium or in combination with a deduction from premium. The total sales charge will never exceed 9% of premium.

The sales charge partially compensates Us for the expense of selling and distributing the policy, printing prospectuses, preparing sales literature and paying for other promotional activities. Some of these expenses or other administrative expenses may be assumed by an employer or group sponsor under some employer-owned, trust-owned, or sponsored arrangements. If so, in our sole discretion, we may offer the policy with no sales charge or a reduced sales charge.

Monthly Deductions From Account Value

On the Policy Date and each Monthly Anniversary thereafter, we make a deduction from the Account Value. The amount deducted on the Issue Date is for the Policy Date and any Monthly Anniversaries that have elapsed since the Policy Date. For this purpose, the Policy Date is treated as a Monthly Anniversary.

We will deduct charges on each Monthly Anniversary for:

o    The administration of your policy.

o    The cost of insurance for your policy.

o    The acquisition and underwriting costs of your policy.

o    The cost associated with Mortality and Expense risk charges.

o    The cost of supplemental benefits and riders.

Administrative Charge. This charge compensates us for administrative expenses associated with the policy. These expenses relate to premium billing and collection, record keeping, processing claims, loans, policy changes, reporting and overhead costs, processing applications and establishing policy records. This charge will be no more than $10 per month for all Policy Years. We may reduce this charge. There may be an additional monthly administrative charge during the first Policy Year and the 12 months after an increase in Face Amount per Insured. This charge will not exceed $25 a month per Insured.

Cost of Insurance Charge. This charge compensates us for providing insurance coverage. The charge depends on a number of factors, such as Attained Age, sex and rate class of the Insured, and therefore will vary from policy to policy and from month to month. For any policy the cost of insurance on a Monthly Anniversary is calculated by multiplying the cost of insurance rate for the Insured by the Net Amount at Risk under the policy on that Monthly Anniversary.

Net Amount at Risk

The Net Amount at Risk is calculated as (a) minus (b) where:

a. is the current Death Benefit Amount at the beginning of the policy month divided by 1.0032737; and

b.   is the current total Account Value.

However, if the Death Benefit Amount is a percentage of the Account Value of the Policy, then the Net Amount at Risk is the Death Benefit Amount minus the amount in the Account Value of the Policy at that time.

Rate Classes for Insureds. We currently rate Insureds in one of following basic rate classifications based on our underwriting:

o    nonsmoker;

o    smoker;

o    substandard for those involving a higher mortality risk

o    Unismoke/Unisex

At our discretion we may offer this policy on a guaranteed issue basis.

We place the Insured in a rate class when we issue the policy based on our underwriting determination. This original rate class applies to the initial Face Amount. When an increase in Face Amount is requested, we conduct underwriting before approving the increase (except as noted below) to determine whether a different rate class will apply to the increase. If the rate class for the increase has a lower guaranteed cost of insurance rates than the original rate class, the rate class for the increase also will be applied to the initial Face Amount. If the rate class for the increase has a higher guaranteed cost of insurance rates than the original rate class, the rate class for the increase will apply only to the increase in Face Amount, and the original rate class will continue to apply to the initial Face Amount.

If there have been increases in the Face Amount, we may use different cost of insurance rates for the increased portions of the Face Amount. For purposes of calculating the cost of insurance charge after the Face Amount has been increased, the Account Value will be applied to the initial Face Amount first and then to any subsequent increases in Face Amount. If at the time an increase is requested, the Account Value exceeds the initial Face Amount (or any subsequently increased Face Amount) divided by 1.0032737, the excess will then be applied to the subsequent increase in Face Amount in the sequence of the increases.

In order to maintain the policy in compliance with Section 7702 of the Code, under certain circumstances an increase in Account Value will cause an automatic increase in the Life Insurance Proceeds. The Attained Age and rate class for such increase will be the same as that used for the most recent increase in Face Amount (that has not been eliminated through a subsequent decrease in Face Amount).

The guaranteed cost of insurance charges at any given time for a substandard policy with flat extra charges will be based on the guaranteed maximum cost of insurance rate for the policy (including table rating multiples, if applicable), the current Net Amount at Risk at the time the deduction is made, plus the actual dollar amount of the flat extra charge.

Our current cost of insurance rates may be less than the guaranteed rates. Our current cost of insurance rates will be determined based on our expectations as to future mortality and persistency experience. These rates may change from time to time. In our discretion, the current charge may be increased in any amount up to the maximum guaranteed charge shown in the table.

Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker risk class are generally lower than rates for an Insured of the same age and sex in a smoker risk class. Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker or smoker risk class are generally lower than rates for an Insured of the same age and sex and smoking status in a substandard risk class.

Legal Considerations Relating to Sex-Distinct Premiums and Benefits. Mortality tables for the policy generally distinguish between males and females. Thus, premiums and benefits under the policy covering males and females of the same age will generally differ.

We do, however, also offer the policy based on unisex mortality tables if required by state law. Employers and employee organizations considering purchase of a policy should consult their legal advisers to determine whether purchase of a policy based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Upon request, we may offer the policy with unisex mortality tables to such prospective purchasers.

Acquisition Expense. We will make a deduction from your policy Account Value for expenses associated with the acquisition and underwriting costs to issue your policy. This charge will vary based on the Insured's Age, sex and rate class.


Deduction From Subaccount Assets

Mortality and Expense Risk Charge. We deduct a daily charge from your Account Value in the subaccounts for assuming certain mortality and expense risks under the policy. This charge does not apply to the amounts you allocate to the Guaranteed Account. The current charge is at an annual rate of 0.50% of net assets. The guaranteed charge is at an annual rate of 1.00% of the subaccount assets. Although, the charge may be increased or decreased at the sole discretion of the Company, it is guaranteed not to exceed an annual rate of 1.00% of your Account Value in the subaccounts for the duration of a policy.

The mortality risk we assume is that the Insured under a policy may die sooner than anticipated, and therefore we will pay an aggregate amount of Life Insurance Proceeds greater than anticipated. The expense risk we assume is that expenses incurred in issuing and administering all Policies and the Separate Account will exceed the amounts realized from the administrative charges assessed against all Policies.


Deductions Upon Policy Transactions

Transfer Charge. We currently impose a $25 transfer charge on any transfer of Account Value among the subaccounts and the Guaranteed Account in excess of the 12 free transfers permitted each Policy Year. If the charge is imposed, we will deduct it from the amount requested to be transferred before allocation to the new subaccount(s) and shown in the confirmation of the transaction.

Surrender Charge. If the policy is surrendered or there is a decrease in Face Amount during the first 14 Policy Years, we may deduct a surrender charge based on the initial Face Amount. If a policy is surrendered or there is a decrease in Face Amount within 14 years after an increase in Face Amount, we will deduct a surrender charge based on the increase in Face Amount. The surrender charge will be deducted before any surrender proceeds are paid.

Surrender Charge Calculation. In general, the surrender charge is based on the premiums you pay. The Surrender Charge will be no greater than the product of
(1) times (2) times (3) where:

1.   is equal to the Face Amount divided by $1,000;

2. is equal to a surrender charge factor per $1,000 based on the Insured's Age, sex and underwriting class; and

3. is a factor based on the Policy Year when the surrender occurs as described in the following table:

                                                    Policy
                                                      Year            Factor

                                                       1               100%
                                                       2               100%
                                                       3               100%
                                                       4               100%
                                                       5               100%
                                                       6                90%
                                                       7                80%
                                                       8                70%
                                                       9                60%
                                                       10               50%
                                                       11               40%
                                                       12               30%
                                                       13               20%
                                                       14               10%
                                                      15+               0%

A table of surrender charge factors per $1,000 of Face Amount is shown in Appendix A.

Surrender Charge Based On An Increase Or Decrease In Face Amount. An increase in Face Amount of the policy may result in an additional surrender charge during the 14 Policy Years immediately following the increase. The additional surrender charge period will begin on the effective date of the increase. If the Face Amount of the policy is reduced before the end of the 14th Policy Year or within 14 years immediately following a Face Amount increase, we may also deduct a pro rata share of any applicable surrender charge from your Account Value. Reductions will first be applied against the most recent increase in the Face Amount of the policy. They will then be applied to prior increases in Face Amount of the policy in the reverse order in which such increases took place, and then to the initial Face Amount of the policy.

Partial Surrender Charge. We may deduct a partial surrender charge:

o    upon a partial surrender; and

o    if you decrease your policy's Face Amount.

We deduct the partial surrender charge from the subaccounts or the Guaranteed Account in the same proportion as we deduct the amounts for your partial surrender.

Partial Surrender Charge Due to Decrease in Face Amount. We deduct an amount equal to the applicable surrender charge multiplied by a fraction (equal to the decrease in Face Amount divided by the Face Amount of the policy prior to the decrease).

Partial Surrender Administrative Charge. We reserve the right to deduct an administrative charge upon a partial surrender of up to $25 or 2% of amount surrendered, whichever is less.

Discount Purchase Programs

The amount of the surrender charge and other charges under the policy may be reduced or eliminated when sales of the policy are made to individuals or to groups of individuals in a manner that in our opinion results in expense savings. For purchases made by our officers, directors and employees, those of an affiliate, or any individual, firm, or a company that has executed the necessary agreements to sell the policy, and members of the immediate families of such officers, directors, and employees, we may reduce or eliminate the surrender charge. Any variation in charges under the policy, including the surrender charge, administrative charge or mortality and expense risk charge, will reflect differences in costs or services and will not be unfairly discriminatory.

Other Policy Provisions

Right to Exchange

You may exchange this policy to a flexible premium fixed benefit life insurance policy on the life of the Insured without evidence of insurability. This exchange may be made:

a.   within 24 months after the Issue Date while the policy is in force; or

b.   within 24 months of any increase in Face Amount of the policy; or

c. within 60 days of the effective date of a material change in the investment policy of a subaccount, or within 60 days of the notification of such change, if later. In the event of such a change, we will notify you and give you information on the options available.

When an exchange is requested, we accomplish the exchange by transferring all of the Account Value to the Guaranteed Account. There is no charge for this transfer. Once this option is exercised, the entire Account Value must remain in the Guaranteed Account for the remaining life of the new policy. The Face Amount in effect at the time of the exchange will remain unchanged. The effective date, Issue Date and issue age of the Insured will remain unchanged. The Owner and Beneficiary are the same as were recorded immediately before the exchange.

Limits on our Rights to Contest the Policy

Incontestability. We will not contest the policy after it has been in force during the Insured's lifetime for two years from the Issue Date. Any increase in the Face Amount will be incontestable with respect to statements made in the evidence of insurability for that increase after the increase has been in force during the life of the Insured for two years after the effective date of the increase.

Suicide Exclusion. If the Insured commits suicide (while sane or insane) within two years (unless otherwise specified by state law) after the Issue Date, our liability will be limited to the payment of a single sum. This sum will be equal to the premiums paid, minus any loan and accrued loan interest, minus any partial surrender, and minus the cost of any riders attached to the policy. If the Insured commits suicide (while sane or insane) within two years (unless otherwise specified by state law) after the effective date of an increase in the Face Amount, then our liability as to the increase in amount will be limited to the payment of a single sum equal to the monthly cost of insurance deductions made for such increase plus the expense charge deducted for the increase.

Changes in the Policy or Benefits

Misstatement of Age or Sex. If an Insured's age or sex has been misstated in the policy, the Life Insurance Proceeds and any benefits provided by riders shall be those which would be purchased at the then current cost of insurance charge for the correct age and sex.

Other Changes. At any time we may make such changes in the policy as are necessary to assure compliance at all times with the definition of life insurance prescribed by the Code or to make the policy conform with any law or regulation issued by any government agency to which it is subject.

When Proceeds Are Paid

We will ordinarily pay any Life Insurance Proceeds, loan proceeds or partial or full surrender proceeds within seven days after receipt at our Administrative Office of all the required documents. Other than the Life Insurance Proceeds, which are determined as of the date of death, the amount will be determined as of the date of receipt of required documents. However, we may delay making a payment or processing a transfer request if:

1. the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Securities and Exchange Commission, or the Securities and Exchange Commission declares that an emergency exists; or

2. the Securities and Exchange Commission by order permits postponement of payment for your protection.

In addition we may delay making deductions from the Guaranteed Account.

As to amounts allocated to Our Guaranteed Account, We may defer payment of any surrender or loan amount for up to six months after We receive a request for it. We will allow interest, at a rate of at least 4% a year, on any Net Cash Surrender Value payment derived from Our Guaranteed Account that We defer for 10 days or more after We receive a request for it.

Reports to Owners


You will receive a confirmation within seven days of the transaction of:

     o    the receipt of any premium;

     o    any change of allocation of premiums;

     o    any transfer between subaccounts;

     o    any loan, interest repayment, or loan repayment;

     o    any partial surrender;

     o any return of premium necessary to comply with applicable maximum receipt of any premium payment;

     o    any exercise of your right to cancel;

     o    an exchange of the policy;

     o    full surrender of the policy.

Within 30 days after each policy anniversary we will send you an annual statement. The statement will show the Life Insurance Proceeds currently payable, and the current Account Value, Cash Surrender Value, and the Outstanding Loan. The statement will also show premiums paid, all charges deducted during the Policy Year, and all transactions. We will also send to you annual and semi-annual reports of the Separate Account.

Assignment

You may assign the policy in accordance with its terms on a form provided by us. We will not be deemed to know of an assignment unless we receive a copy of this assignment form at our Administrative Office. We assume no responsibility for the validity or sufficiency of any assignment. Any assignment or pledge of a modified endowment contract as collateral for a loan may result in a taxable event.

Reinstatement

If the policy has ended without value, you may reinstate policy benefits while the Insured is alive if you:

     1. Request reinstatement of policy benefits within three years (unless otherwise specified by state law) from the end of the Grace Period;

     2.   Provide evidence of insurability satisfactory to Us;

     3. Make a payment of an amount sufficient to cover (i) the total monthly administrative charges from the beginning of the Grace Period to the effective date of reinstatement; (ii) total monthly deductions for three months, calculated from the effective date of reinstatement; and
          (iii) the premium expense charge and any increase in surrender charges associated with this payment. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your Account Value; and

     4. Repay or reinstate any loan which existed on the date the policy ended.

     The effective date of the reinstatement of policy benefits will be the next Monthly Anniversary which coincides with or next follows the date we approve your request. From the required payment we will deduct the premium expenses. The Account Value, loan and surrender charges that will apply upon reinstatement will be those that were in effect on the date the policy lapsed.

     We will start to make monthly deductions again as of the effective date of reinstatement. The monthly expense charge from the beginning of the Grace Period to the effective date of reinstatement will be deducted from the Account Value as of the effective date of reinstatement. No other charges will accrue for this period.

Performance Information

From time to time we may advertise the "total return" and the "average annual total return" of the subaccounts and the portfolios. Both total return and average total return figures are based on historical earnings and are not intended to indicate future performance.

"Total Return" for a portfolio refers to the total of the income generated by the portfolio net of total portfolio operating expenses plus capital gains and losses, realized or unrealized. "Total Return" for the subaccounts refers to the total of the income generated by the portfolio net of total portfolio operating expenses plus capital gains and losses, realized or unrealized, and the mortality and expense risk charge. "Average Annual Total Return" reflects the hypothetical annually compounded return that would have produced the same cumulative return if a portfolio's or subaccount's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in the return of the portfolio, they are not the same as actual year-by-year results.

The performance information set forth in Appendix B reflects the total of the income generated by the portfolio net of the total portfolio operating expenses, (i.e., management fees and other portfolio expenses), plus capital gains and losses, realized or unrealized and assumes reinvestment of dividends and distributions. The performance results do not reflect: monthly deductions; cost of insurance; surrender charges; sales loads; mortality and expense risk charges; DAC taxes; and any state or local premium taxes. If these charges were included, the total return figures would be lower.

Performance information may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the subaccount results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable life separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or (iii) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the subaccount. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the policy and the characteristics of and market for such financial instruments.

Total return data may be advertised based on the period of time that the portfolios have been in existence. The results for any period prior to the policy being offered will be calculated as if the policy had been offered during that period of time, with all charges assumed to be those applicable to the policy. Performance information for any subaccount in any advertising will reflect only the performance of a hypothetical investment in the subaccount during the particular time period on which the calculations are based.
Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio in which the subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Actual returns may be more or less than those shown in any advertising and will depend on a number of factors, including the investment allocations by an Owner and the different investment rates of return for the portfolios.

Federal Income Tax Considerations

The following summarizes the current federal income tax law that applies to life insurance in general. This summary does not cover all situations. This summary is based upon our understanding of the current federal income tax laws and current interpretations by the Internal Revenue Service. We cannot predict whether the Code will change. You should speak to a competent tax adviser to discuss how the purchase of a policy and the transactions you make under the policy will impact your federal tax liability.

Tax Status of the Policy

A policy has certain tax advantages when it is treated as a "life insurance contract" under the Code. We believe that the policy meets the definition of a life insurance contract under Section 7702 of the Code. You bear the risk that the policy may not meet the definition of a life insurance contract. You should consult your own tax adviser to discuss these risks.

The Company

We are taxed as a life insurance company under the Code. For federal tax purposes, the Separate Account and its operations are considered to be part of our operations and are not taxed separately.

Diversification and Investor Control

The Code requires that we diversify the investments underlying variable insurance contracts. If the investments are not properly diversified and any remedial period has passed, Section 817(h) of the Code provides in general the contract is immediately disqualified from treatment as a life insurance contract for federal income tax purposes. Disqualification of the policy as a life insurance contract would result in taxable income to you at the time that we allocate any earnings to your policy. You would have taxable income even though you have not received any payments under the policy.

To the extent that any segregated asset account with respect to a variable life insurance contract invests exclusively in securities issued by the U.S. Treasury, the diversification standard is satisfied. A segregated asset account underlying life insurance contracts such as the policy will also meet the diversification requirements if, as of the close of each quarter:

o the regulated investment companies in which the segregated asset account invest satisfy the diversification requirements described below; and

o not more than 55 percent of the value of the assets of the account are attributable to cash and cash items (including receivables), government securities and securities of other regulated investment companies.

Alternatively, the diversification requirements may be met for each if:

o no more than 55% of the value of the total assets of the portfolio is represented by any one investment; and,

o no more than 70% of the value of the total assets of the portfolio is represented by any two investments; and,

o no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and,

o no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

There are several ways for investments to meet the diversification requirements. Generally, each United States government agency or instrumentality is treated as a separate issuer under these rules.

All securities of the same issuer are generally treated as a single investment.

We intend that each portfolio in which the subaccounts invest will be managed by its investment adviser in compliance with these diversification requirements.

A variable life insurance policy could fail to be treated as a life insurance contract for tax purposes if the owner of the policy has such control over the investments underlying the policy (e.g., by being able to transfer values among subaccounts with only limited restrictions) so as to be considered the owner of the underlying investments. There is some uncertainty on this point because no guidelines have been issued by the Treasury Department. If and when guidelines are issued, we may be required to impose limitations on your rights to control investment designations under the policy. We do not know whether any such guidelines will be issued or whether any such guidelines would have retroactive effect. We, therefore, reserve the right to make changes that we deem necessary to insure that the policy qualifies as a life insurance contract.

Tax Treatment of the Policy

Section 7702 of the Code sets forth a detailed definition of a life insurance contract for federal tax purposes. The Treasury Department has not issued final regulations so that the extent of the official guidance as to how Section 7702 is to be applied is quite limited. If a policy were determined not to be a life insurance contract for purposes of Section 7702, that policy would not qualify for the favorable tax treatment normally provided to a life insurance contract.

With respect to a policy issued on the basis of a standard rate class, we believe that such a policy should meet the Section 7702 definition of a life insurance contract.

With respect to a policy that is issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is less certainty, in particular as to how the mortality and other expense requirements of Section 7702 are to be applied in determining whether such a policy meets the definition of a life insurance contract set forth in Section 7702. Thus, it is not clear that such a policy would satisfy Section 7702, particularly if you pay the full amount of premiums permitted under the policy.

If subsequent guidance issued under Section 7702 leads us to conclude that a policy does not (or may not) satisfy Section 7702, we will take appropriate and necessary steps for the purpose of bringing the policy into compliance, but we can give no assurance that it will be possible to achieve that result. We expressly reserve the right to restrict policy transactions if we determine such action to be necessary to qualify the policy as a life insurance contract under
Section 7702.

Tax Treatment of Policy Benefits In General

This discussion assumes that each policy will qualify as a life insurance contract for federal income tax purposes under Section 7702. The Life Insurance Proceeds under the policy should be excluded from the taxable gross income of the Beneficiary. In addition, the increases in a policy's Account Value should not be taxed until there has been a distribution from the policy such as a surrender, partial surrender or lapse with loan.

Pre-Death Distribution

The tax treatment of any distribution you receive before the Insured's death depends on whether the policy is classified as a modified endowment contract.

Policies Not Classified as Modified Endowment Contracts

o If you surrender the policy or allow it to lapse, you will not be taxed except to the extent the amount you receive is in excess of the premiums you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the cash surrender value used to repay policy debt. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.

o Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the policy less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 Policy Years, all or a portion of a withdrawal may be taxed if the cash value exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums paid.

o Extra premiums for optional benefits and riders generally do not count in computing the premiums paid for the policy for the purposes of determining whether a withdrawal is taxable.

o Loans you take against the policy are ordinarily treated as debt and are not considered distributions subject to tax.

Modified Endowment Contracts

o The rules change if the policy is classified as a modified endowment contract ("MEC"). The policy could be classified as a MEC if premiums substantially in excess of scheduled premiums are paid or a decrease in the face amount of insurance is made (or a rider removed). The addition of a rider or an increase in the face amount of insurance may also cause the policy to be classified as a MEC. The rules on whether a policy will be treated as a MEC are very complex and cannot be fully described in this summary. You should consult a qualified tax adviser to determine whether a policy transaction will cause the policy to be classified as a MEC. We will monitor your policy and will take steps reasonably necessary to notify you on a timely basis if your policy is in jeopardy of becoming a MEC.

o If the policy is classified as a MEC, then amounts you receive under the policy before the insured's death, including loans and withdrawals, are included in income to the extent that the cash value before surrender charges exceeds the premiums paid for the policy, increased by the amount of any loans previously included in income, and reduced by any untaxed amounts previously received other than the amount of any loans excludable from income. An assignment of a MEC is taxable in the same way. These rules also apply to pre-death distributions, including loans, made during the two-year period before the time that the policy became a MEC.

o Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty of 10% unless the amount is received on or after age 59 1/2, on account of your becoming disabled or as a life annuity. It is presently unclear how the penalty tax provisions apply to the Policies owned by businesses.

o All MECs issued by us to you during the same calendar year are treated as a single policy for purposes of applying these rules.

Interest on Loans. Except in special circumstances, interest paid on a loan under a policy which is owned by an individual is treated as personal interest under the Code and thus will not be tax deductible. In addition, the deduction of interest that is incurred on any loan under a policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or who is financially interested in the business carried on by that taxpayer may also be subject to certain restrictions set forth in Section 264 of the Code. Before taking a loan, you should consult a tax adviser as to the tax consequences of such a loan. (Also Section 264 of the Code may preclude business owners from deducting premium payments.)

Policy Exchanges and Modifications. Depending on the circumstances, the exchange of a policy, a change in the death benefit option, a loan, a partial surrender, a surrender, a change in ownership, or an assignment of the policy may have federal income tax consequences. In addition, the federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds will depend on the circumstances of each Owner or Beneficiary.

Withholding. We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to non-resident aliens.

You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

Generation Skipping Transfer Tax. A transfer of the policy or the designation of a Beneficiary who is either 37 1/2 years younger than the Owner or a grandchild of the Owner may have generation skipping transfer tax consequences.

Contracts Issued in Connection With Tax Qualified Pension Plans. Prior to purchase of a policy in connection with a qualified plan, you should examine the applicable tax rules relating to such plans and life insurance thereunder in consultation with a qualified tax adviser.

Possible Charge for the Company's Taxes

At the present time, we do not deduct any charges for any federal, state, or local income taxes. However, we do currently deduct charges for state and federal premium based taxes and the federal DAC tax. We reserve the right in the future to deduct a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Separate Account or to the policy.


Distribution of the Policy



The policy is sold by licensed insurance agents, where the policy may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

The policy will be distributed through the principal underwriter for the Separate Account, AIG Equity Sales Corp. ("AIGESC") 70 Pine Street, New York, New York, an affiliate of ours. AIGESC may also enter into selling agreements with other broker dealers that will offer the policy.

Commissions may be paid to registered representatives based on premiums paid for Policies sold. Other expense reimbursements, allowances, and overrides may also be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation. Additional payments may be made for administrative or other services not directly related to the sale of the Policies.

Other Policies Issued by the Company

The Company may offer other policies similar to those offered herein.

About Us and the Accounts



The Company

We are a member of the American  International  Group, Inc.

American International Life Assurance Company of New York is a stock life insurance company organized under the laws of New York. We were incorporated in 1962. We provide a full range of individual and group life, disability, accidental death and dismemberment policies and annuities. We are a subsidiary of American International Group, Inc., which is a holding company for a number of companies engaged in the international insurance business, both life and general, in approximately 130 countries and jurisdictions around the world.

The Separate Account

We established the Separate Account as a separate investment account on June 5, 1986. It is used to support the policy and other variable life insurance policies, and used for other permitted purposes. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the federal securities laws and qualifies as a "separate account" within the meaning of these laws.

Although you may have allocated your Account Values to the subaccounts, you do not own these assets. You only own your policy.

We own the assets in the Separate Account. The Separate Account is divided into subaccounts. The Separate Account may include other subaccounts which are not available under the policy.

Income, gains and losses, realized or unrealized, of a subaccount are credited to or charged against the subaccount without regard to any of our other income, gains or losses. Assets equal to the reserves and other contract liabilities with respect to each subaccount are not chargeable with liabilities arising out of any of our other businesses or separate accounts. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the policy.

Rights we have reserved.

We have reserved certain rights regarding the Separate Account. We will exercise these rights only in compliance with all applicable regulatory requirements. We have the right to:

o    Change, add or delete designated investment options.

o    Add or remove subaccounts.

o Withdraw assets of a class of policies to which the policy belongs from a subaccount and put them in another subaccount.

o    Combine any two or more subaccounts.

o Register other separate accounts or deregister the Separate Account with the Securities and Exchange Commission.

o Run the Separate Account under the direction of a committee, and discharge such committee at any time.

o Restrict or eliminate any voting rights of Owners, or other persons who have voting rights as to the Separate Account.

o Operate the Separate Account or one or more of the subaccounts by making direct investments or in any other form. If we do so, we may invest the assets of the Separate Account or one or more of the subaccounts in any investments that are legal, as determined by our counsel.

We will not change an investment adviser or any investment of a subaccount of our Separate Account unless approved by the Commissioner of Insurance of New York or deemed approved in accordance with such law or regulation. Any approval process is on file with the insurance supervisory official of the jurisdiction in which this policy is delivered.

If any change we make results in a material change in the underlying investments of a subaccount, we will notify you of such change. If you have value in that subaccount:

o We will transfer it at your written direction from that subaccount (without charge) to another subaccount or to the Guaranteed Account, and

o    You may then change your premium allocation percentages.

Voting Rights

We are the legal owner of shares held by the subaccounts and as such have the right to vote on all matters submitted to shareholders of the portfolios. However, as required by law, we will vote shares held in the subaccounts at regular and special meetings of shareholders of the portfolios in accordance with instructions we receive from Owners with Account Value in the subaccounts. If allowed by law or required by law we may vote shares of the portfolios without obtaining instructions or in disregard to instructions we have received. If we ever disregard voting instructions, we will advise you of that action and our reasons for such action in the next semiannual report.

The Guaranteed Account

The Guaranteed Account is an account within the general account of the company. Our general account assets are used to support our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, we have sole discretion over the investment of the assets of the general account.

We have not registered:

o    interests in the Guaranteed Account under the Securities Act of 1933, and

o    the Guaranteed Account as an investment company.

The staff of the Securities and Exchange Commission has not reviewed our disclosure on the Guaranteed Account. Our disclosure regarding the Guaranteed Account must comply with generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

                      Our Directors and Executive Officers


The directors and principal officers of the Company are listed below with their current principal business affiliation and their principal occupations during the past five (5) years. All officers have been affiliated with the Company during the past five (5) years unless otherwise indicated.

                                                                    Principal Business
                                                                    Affiliations and
                                                                    Principal Occupations

Name and Address             Office                                 During Past Five Years

Michele L. Abruzzo           Director, Senior Executive             Senior Vice President
80 Pine Street               Vice President
New York, NY 10005

James A. Bambrick            Senior Vice President,                 Senior Vice President, A&H Division
One Alico Plaza              Chief Operations Officer
600 King Street
Wimington, DE  19801
                                                                    Senior Vice President and Actuary

Paul S. Bell                 Director, Sr. Vice
One Alico Plaza              President and Chief
600 King Street              Actuary
Wilmington, DE 19801
                                                                    Retired; formerly Vice President and

Marion Elizabeth Fajen       Director                               General Counsel
5608 N. Waterbury Road
Des Moines, IA 50312

                                                                    Retired; formerly Vice President and

Patrick Joseph Foley         Director                               General Counsel
Donovan, Perry, Carbon
    McDermit & Radzil
Wall Street Plaza
88 Pine Street

New York, NY 10005                                                  Director - Life Division AIG, Inc.,
                                                                    Director - Seguros, Venezuela and
Cecil Calvert Gamwell, III   Director                               Director (ALT) Seguros Interamericanos
419 West Beach Road                                                 (of New York)
Charleston, RI 02813

Maurice R. Greenberg         Director                               Director, Chairman and Chief Executive
70 Pine Street                                                      Officer AIG, Inc.
New York, NY 10270



Jack Russell Harnes          Director                               Retired; formerly Medical Director
70 Pine Street
New York, NY 10270

John Iniss Howell            Director                               Retired; formerly Director of AIG, Inc.
Indian Rock Corporation                                             Director of Schroder Capital Management
263 Glenville Road, 2nd Fl.
Greenwich, CT 06831
                                                                    Senior Managing Director of AIG Global

Jerome T. Muldowney          Director, Senior Vice President        Investment Corp.
175 Water Street
New York, NY 10038

Robinson K. Nottingham       Director, Chairman of the Board        Chairman of the Board and Chief
70 Pine Street                                                      Executive Officer of American
New York, NY 10270                                                  International Life Insurance Company
                                                                    (ALICO)

John Oehmke                  Chief Financial Officer,               Regional Vice President, Controller
One Alico Plaza              Vice President                         American International Companies, Japan
600 King Street                                                     and Korea
Wilmington, DE 19801

Nicholas A. O'Kulich         Director, Vice Chairman, Treasurer     Vice President, Senior Vice President
70 Pine Street                                                      of AIG, Inc.
New York, NY 10270

Edmund Sze-Wing Tse          Director                               Vice Chairman of AIG, Inc.
70 Pine Street
New York, NY 10270

Elizabeth M. Tuck            Secretary                              Secretary and Assistant Secretary of
70 Pine Street                                                      AIG, Inc., and certain affiliates
New York, NY 10270

Kenneth D. Walma             Vice President, General Counsel        Assistant Secretary, Associate
One Alico Plaza                                                     General Counsel
600 King Street
Wilmington, DE 19801

Gerald Walter Wyndorf        Director, Chief Executive Officer      Executive Vice President of AIG Life
80 Pine Street               and President                          Insurance Company
New York, NY 10038


                                Other Information


State Regulation

We are subject to the laws of New York governing insurance companies and to regulation by the New York Insurance Department. We file an annual statement in a prescribed form with the Insurance Department each year covering our operation for the preceding year and our final condition as of the end of such year. Regulation by the Insurance Department includes periodic examinations to determine our policy liabilities and reserves so that the Insurance Department may certify the items are correct. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the staff of the Insurance Department pursuant to the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we may operate.

Legal Proceedings

There are no legal proceedings to which the Separate Account or the principal underwriter is a party. We are engaged in various kinds of routine litigation which, in our opinion, are not of material importance in relation to our total capital and surplus.

Experts

The financial statements which appear in this prospectus have been audited by PricewaterhouseCoopers LLP, independent certified public accountants, as stated in its reports, and have been included in reliance upon the authority of such firm as experts in accounting and auditing.

Legal Matters

Legal matters relating to the federal securities laws are being passed upon by the firm of Jorden Burt Boros Cicchetti Berenson & Johnson LLP of Washington, D.C.

Published Ratings

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's . The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the Separate Account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, and the ratings do not comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

                           Report of Independent Accountants

To the Stockholders and Board of Directors
American International Life Assurance Company of New York

In our opinion, the accompanying balance sheets and the related statements of income, capital funds, cash flows, and comprehensive income present fairly, in all material respects, the financial position of American International Life Assurance Company of New York (a wholly-owned subsidiary of American International Group, Inc.) at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

February 3, 2000

                      AMERICAN INTERNATIONAL LIFE ASSURANCE

                               COMPANY OF NEW YORK

                          (a wholly-owned subsidiary of
                       American International Group, Inc.)












                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                                 (in thousands)

                                                                           December 31,            December 31,
                                                                               1999                    1998
                                                                            ----------              ----------
Assets

Investments and cash:
     Fixed maturities:
        Bonds available for sale, at market value                          $  4,973,736          $  5,065,014
        (cost: 1999 - $5,076,750; 1998 - $4,798,349)
     Equity securities:
         Common stock

         (cost: 1999 - $12,837; 1998 - $12,848)                                  24,428                26,659
         Non-redeemable preferred stocks
         (cost: 1999 - $27,047; 1998 - $13,544)                                  26,602                14,691
Mortgage loans on real estate, net                                              460,455               544,401
Real estate, net of accumulated
 depreciation of $6,976 in 1999 and $6,325 in 1998                               18,937                19,587
Policy loans                                                                      9,986                10,281
Other invested assets                                                            79,381                84,156
Short-term investments                                                          143,766               252,565
Cash                                                                                245               157,187
                                                                      -----------------           -----------

    Total investments and cash                                                5,737,536             6,174,541


Amounts due from related parties                                                  9,470                 5,433
Investment income due and accrued                                                82,501                81,703
Premium and insurance balances receivable                                        17,345                16,172
Reinsurance assets                                                              306,663                27,234
Deferred policy acquisition costs                                                46,655                41,421
Federal income tax receivable                                                     6,598                     -
Deferred income taxes                                                            55,056                     -
Separate and variable accounts                                                  423,534               319,632
Other assets                                                                      1,170                 1,377
                                                                         --------------        --------------

                                    Total assets                          $   6,686,528          $  6,667,513
                                                                           ============           ===========


                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                                           December 31,             December 31,
                                                                              1999                     1998
                                                                           -----------              -----------

Liabilities

  Policyholders' funds on deposit                                          $  3,741,873           $   3,607,190
  Future policy benefits                                                      1,713,163               1,694,572
  Reserve for unearned premiums                                                   5,948                   4,751
  Policy and contract claims                                                    335,557                 318,614
  Reserve for commissions, expenses and taxes                                     5,183                   5,048
  Insurance balances payable                                                      7,565                  12,088
  Federal income tax payable                                                          -                   7,623
  Deferred income taxes                                                               -                  65,683
  Amounts due to related parties                                                  3,320                  15,231
  Separate and variable accounts                                                423,534                 319,632
  Other liabilities                                                              32,137                     964
                                                                         --------------         ---------------


                                    Total liabilities                         6,268,280               6,051,396
                                                                           -------------            -----------




Capital funds

  Common stock, $200 par value; 16,125 shares
       authorized, issued and outstanding                                         3,225                   3,225
  Additional paid-in capital                                                    197,025                 197,025
  Retained earnings                                                             277,829                 220,949
  Accumulated other comprehensive income                                        (59,831)                194,918
                                                                           ------------           -------------

                                    Total capital funds                         418,248                 616,117
                                                                           ------------            ------------


Total liabilities and capital funds                                        $  6,686,528             $ 6,667,513
                                                                            ===========             ==========


                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                              STATEMENTS OF INCOME
                                 (in thousands)


                                                                  Years ended December 31,
                                                       ---------------------------------------------

                                                           1999                     1998                    1997
                                                       ------------             ------------            --------
Revenues:
  Premiums                                             $   189,448              $    100,339           $     96,429
  Net investment income                                    462,215                   455,176                435,098
  Realized capital losses                                  (13,103)                   (1,694)                  (226)
                                                        -----------             ------------            ------------


                     Total revenues                        638,560                   553,821                531,301
                                                         ---------                ----------              ---------


Benefits and expenses:
  Benefits to policyholders                                244,895                   178,401                165,157
  Increase in future policy benefits
   and policyholders' funds on deposit                     239,635                   252,476                221,192
  Acquisition and insurance expenses                        65,533                    59,662                 58,231
                                                        ----------               -----------             ----------

                    Total benefits and expenses            550,063                   490,539                444,580
                                                         ---------                ----------              ---------


Income before income taxes                                  88,497                    63,282                 86,721
                                                        ----------              ------------             ----------

Income taxes (benefits):
   Current                                                  15,263                    33,357                 30,000
   Deferred                                                 16,354                   (10,772)                   930
                                                        ----------               ------------           -----------

                    Total income taxes                      31,617                    22,585                 30,930
                                                        ----------               -----------             ----------

Net income                                             $    56,880              $     40,697            $    55,791
                                                        ==========               ===========             ==========


                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                           STATEMENTS OF CAPITAL FUNDS
                                 (in thousands)


                                                                         Years ended December 31,

                                                           1999                   1998                      1997
                                                       ------------           ------------             ------------
Common stock

Balance at beginning of year                          $       3,225          $       3,225            $       3,225
                                                       ------------           ------------             ------------

Balance at end of year                                        3,225                  3,225                    3,225
                                                       ------------           ------------             ------------



Additional paid-in capital

Balance at beginning of year:                               197,025                197,025                  197,025
                                                         ----------             ----------               ----------

Balance at end of year                                      197,025                197,025                  197,025
                                                         ----------             ----------               ----------


Retained earnings

  Balance at beginning of year                              220,949                190,252                  134,461
  Net income                                                 56,880                 40,697                   55,791
  Dividends to Stockholders                                       -                (10,000)                       -
                                                    ---------------            -----------          ---------------

  Balance at end of year                                    277,829                220,949                  190,252
                                                         ----------             ----------               ----------


Accumulated other comprehensive income

  Balance at beginning of year                              194,918                184,681                  135,431
  Unrealized appreciation (depreciation) of
       investments - net of reclassification
       adjustments                                         (400,842)                (4,208)                 104,775
  Deferred income tax benefit (expense) on
       changes and future policy benefits                   146,093                 14,445                  (55,525)
                                                         ----------           ------------              -----------

   Balance at end of year                                   (59,831)               194,918                  184,681
                                                        -----------            -----------               ----------



               Total capital funds                      $   418,248            $   616,117              $   575,183
                                                         ==========             ==========               ==========




                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)


                                                                                      Years ended December 31,
                                                                       ---------------------------------------



                                                                            1999                1998             1997
                                                                       -------------        -----------      --------
Cash flows from operating activities:

 Net income                                                             $    56,880         $     40,697     $     55,791
                                                                         ----------          -----------      -----------
Adjustments   to  reconcile  net  income
 to  net  cash  provided  by  operating
 activities:

 Non-cash revenues, expenses, gains and losses included in income:

 Change in insurance reserves                                                45,730              323,971           44,065
 Change in premiums and insurance balances
  receivable and payable -net                                                (5,697)               4,753           (3,201)
 Change in reinsurance assets                                              (279,429)              (6,624)           4,601
 Change in deferred policy acquisition costs                                 (5,234)              (1,674)          (3,992)
 Change in investment income due and accrued                                   (799)                 628           (4,898)
 Realized capital losses                                                     13,103                1,694              226
 Change in current and deferred income taxes -net                             2,133               (6,220)             243
 Change in reserves for commissions, expenses and taxes                         135                  480             (337)
 Change in other assets and liabilities - net                                 2,969              (24,194)         (11,055)
                                                                        -----------          -----------      -----------
Total adjustments                                                          (227,089)             292,814           25,652
                                                                          ---------           ----------      -----------
 Net cash (used in) provided by operating activities                       (170,209)             333,511           81,443
                                                                          ----------          ----------      -----------

Cash flows from investing activities:

 Cost of fixed maturities at market, sold                                   913,262              317,042          255,408
 Cost of fixed maturities at market, matured or redeemed                    641,409              824,480          435,831
 Cost of equity securities sold                                               1,149                1,413            7,422
 Cost of real estate sold                                                         -                5,107                -
 Realized capital (losses) gains                                            (13,103)              (1,694)           3,774
 Purchase of fixed maturities                                            (1,815,447)          (1,202,023)        (922,293)
 Purchase of equity securities                                              (14,641)             (13,671)          (3,000)
 Mortgage loans granted                                                     (64,782)            (140,623)         (89,717)
 Repayments of mortgage loans                                               148,799              150,803           44,733
 Change in policy loans                                                         296                  401              380
 Change in short-term investments                                           108,799             (172,672)         (19,560)
 Change in other invested assets                                            (22,632)             (12,118)           6,100
 Other - net                                                                 (4,525)             (16,637)          (7,361)
                                                                        -----------          -----------     ------------
  Net cash used in investing activities                                    (121,416)            (260,192)        (288,283)
                                                                          ---------           ----------       ----------


Cash flows from financing activities:

 Change in policyholders' funds on deposit                                  134,683               93,569          205,413
 Dividends to stockholders                                                        -              (10,000)               -
                                                                    ---------------          ----------- ----------------
    Net cash provided by financing activities                               134,683               83,569          205,413
                                                                          ---------          -----------       ----------


Change in cash                                                             (156,942)             156,888           (1,427)
Cash at beginning of year                                                   157,187                  299            1,726
                                                                        -----------        -------------     ------------
Cash at end of year                                                $            245          $   157,187   $          299
                                                                    ===============           ==========    =============


                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)


                                                                         Years ended December 31,

                                                           1999                   1998                      1997
                                                       ------------           ------------             ---------
Comprehensive income

Net income                                            $      56,880          $      40,697             $     55,791
                                                       ------------           ------------              -----------



Other comprehensive income

Unrealized appreciation (depreciation) of
     investments - net of reclassification
    adjustments                                            (400,842)                (4,208)                 104,775
 Changes due to deferred income tax benefit
    (expense) on changes in
    future policy benefits                                  146,093                 14,445                  (55,525)
                                                         ----------           ------------              -----------

  Other comprehensive income                               (254,749)                10,237                   49,250
                                                         ----------           ------------              -----------

 Comprehensive income                                   $  (197,869)         $      50,934              $   105,041
                                                         ==========           ============               ==========





















                 See accompanying notes to financial statements.

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS

1.   Summary of Significant Accounting Policies

     (a) Basis of Presentation: American International Life Assurance Company of New York (the Company) is a wholly owned subsidiary of American International Group, Inc. (the Parent). The financial statements of the Company have been prepared on the basis of generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The Company is licensed to sell life and accident & health insurance in the District of Columbia and all states except Arizona, Connecticut and Maryland. The Company is also licensed in America Samoa, Virgin Islands and Guam.

          The Company also files financial statements prepared in accordance with statutory practices prescribed or permitted by the Insurance Department of the State of New York. Financial statements prepared in accordance with GAAP differ in certain respects from the practices prescribed or permitted by regulatory authorities. The significant differences are: (1) statutory financial statements do not reflect fixed maturities available for sale at market value; (2) policy acquisition costs, charged against operations as incurred for regulatory purposes, have been deferred and are being amortized over the anticipated life of the contracts; (3) individual life and annuity policy reserves based on statutory requirements have been adjusted based upon mortality, lapse and interest assumptions applicable to these coverages, including provisions for reasonable adverse deviations; these assumptions reflect the Company's experience and industry standards; (4) deferred income taxes not recognized for regulatory purposes have been provided for temporary differences between the bases of assets and liabilities for financial reporting purposes and tax purposes; (5) for regulatory purposes, future policy benefits, policyholders' funds on deposit, policy and contract claims and reserve for unearned premiums are presented net of ceded reinsurance; and (6) an asset valuation reserve and interest maintenance reserve using National Association of Insurance Commissioners (NAIC) formulas are set up for regulatory purposes.

     (b) Investments: Fixed maturities available for sale, where the company may not have the ability or positive intent to hold these securities until maturity, are carried at current market value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations (CMOs). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at current market values. Dividend income is generally recognized when receivable. Short-term investments are carried at cost, which approximates market.

          Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of deferred income taxes and future policy benefits in capital funds currently.

          Realized capital gains and losses are determined principally by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income for the difference between cost or amortized cost and estimated net realizable value.

          Mortgage loans on real estate are carried at unpaid principal balance less unamortized loan origination fees and costs less an allowance for uncollectible loans. Interest income on such loans is accrued currently.

          Real estate is carried at depreciated cost and is depreciated on a straight-line basis over 31.5 years. Expenditures for maintenance and repairs are charged to income as incurred; expenditures for betterments are capitalized and depreciated over their estimated lives.

          Policy loans are carried at the aggregate unpaid principal balance.

          Other invested assets consist primarily of limited partnerships, which are recorded using either the cost or the equity method depending on the type of partnership and the Company's related ownership percentage.

     (c) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns.

     (d) Premium Recognition and Related Benefits and Expenses: Premiums for traditional life insurance and life contingent annuity contracts are recognized when due. Revenues for universal life and investment-type products consist of policy charges for the cost of insurance, administration, and surrenders during the period. Premiums on accident and health insurance are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as unearned premiums. Estimates of premiums due but not yet collected are accrued. Policy benefits and expenses are associated with earned premiums on long-duration contracts resulting in a level recognition of profits over the anticipated life of the contracts.

          Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Deferred policy acquisition costs and policy initiation costs related to universal life and investment-type products are amortized in relation to expected gross profits over the life of the policies (see Note 3).

          The liability for future policy benefits and policyholders' contract deposits is established using assumptions described in Note 4.

     (e) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

     (f) Separate and Variable Accounts: These accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

     (g) Reinsurance Assets: Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholders' funds on deposit and policy and contract claims. It also includes funds held under reinsurance treaties.

     (h)  Accounting Standards:

          In June 1997, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 130 "Reporting Comprehensive Income" (FASB 130) and Statement of Financial Accounting Standards No. 131 "Disclosure about Segments of an Enterprise and Related Information" (FASB 131).

          FASB 130 establishes standards for reporting comprehensive income and its components in a full set of general purpose financial statements. FASB 130 was effective for the Company as of January 1, 1998.

          FASB 131 establishes standards for the way the Company is required to disclose information about its operating segments in its annual financial statements and selected information in its interim financial statements. FASB 131 establishes, where practicable, standards with respect to geographic areas, among other things. Certain descriptive information is also required. FASB 131 was effective for the year ended December 31, 1998 by the Parent, whose operations are conducted principally through three business segments: General Insurance, Life Insurance and Financial Services. All operations of the Company fall within the Life Insurance segment.

          In February 1998, FASB issued Statement of Financial Accounting Standards No. 132 "Employers' Disclosures about Pensions and Other Postretirement Benefits" (FASB 132). This statement requires the Company to revise its disclosures about pension and other postretirement benefit plans and does not change the measurement or recognition of these plans. Also, FASB 132 requires additional information on changes in the benefit obligations and fair values of plan assets. FASB 132 was effective for the year ended December 31, 1998 and has been adopted by the Parent. Information regarding the pension and other postretirement benefit plans is not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and, accordingly, is not presented herein.

          In June 1998, FASB issued Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" (FASB 133). This statement requires the Company to recognize all derivatives in the consolidated balance sheet measuring these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative. The Company believes that the impact of FASB 133 on its results of operations, financial condition or liquidity will not be significant. FASB 133 is effective for the year commencing January 1, 2001.

          In December 1997, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AcSEC) issued Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." This statement provides guidance for the recording of a liability for insurance-related assessments. The statement requires that a liability be recognized in certain defined circumstances. This statement was effective for the year commencing January 1, 1999 and has been adopted herein. SOP 97-3 did not have a material impact on the Company's results of operations, financial condition or liquidity.

          In  October  1998,  AcSEC  issued  SOP  98-7,   "Deposit   Accounting:
          Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk." This statement identifies several methods of deposit accounting and provides guidance on the application of each method. This statement classifies insurance and reinsurance contracts for which the deposit method is appropriate as contracts that (i) transfer only significant timing risk, (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk, and (iv) have an indeterminate risk. The Company believes that the impact of this statement on its results of operations, financial condition or liquidity will not be significant. This statement is effective for the year commencing January 1, 2000. Restatement of previously issued financial statements is not permitted.

2.   Investment Information

     (a) Statutory Deposits: Securities with a carrying value of $17,560,000 and $17,889,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 1999 and 1998, respectively.

     (b) Net Investment Income: An analysis of net investment income is as follows (in thousands):


                                                                                Years ended December 31,
                                                                      ----------------------------------
                                                                       1999              1998               1997
                                                                       ----              ----               ----
        Fixed maturities                                             $392,878            $386,353          $378,724
        Equity securities                                               2,309               1,702             1,010
        Mortgage loans                                                 45,173              52,443            48,488
        Real estate                                                     2,113               2,782             3,097
        Policy loans                                                      750                 713               832
        Cash and short-term investments                                 7,507               4,334             4,257
        Other invested assets                                          16,026              11,209             2,878
                                                                    ---------           ---------         ---------
               Total investment income                                466,756             459,536           439,286

        Investment expenses                                             4,541               4,360             4,188
                                                                    ---------           ---------         ---------

               Net investment income                                 $462,215            $455,176          $435,098
                                                                      =======             =======           =======


     (c) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 1999, 1998 and 1997 are summarized below (in thousands):

                                                                                Years ended December 31,
                                                                       ---------------------------------
                                                                       1999               1998             1997
                                                                       ----               ----             ----

        Realized gains (losses) on investments:

        Fixed maturities                                           $  (15,407)         $   (3,908)   $            -
        Equity securities                                               1,702                 124             3,774
        Mortgage loans                                                      -                   -            (4,000)
        Real Estate                                                         -               2,079                 -
        Other                                                             602                  11                 -
                                                                 ------------       -------------     -------------
        Realized gains (losses)                                    $  (13,103)         $   (1,694)      $      (226)
                                                                   ===========         ==========       ===========-

        Change in unrealized appreciation
           (depreciation) of investments:
        Fixed maturities                                            $(369,679)          $ (16,268)         $103,520
        Equity securities                                              (3,812)              1,272            (1,446)
        Other invested assets                                         (27,351)             10,788             2,701
                                                                  ------------         ----------      ------------
         Change in unrealized appreciation
                (depreciation) of investments                       $(400,842)         $   (4,208)         $104,775
                                                                    =========-         ==========-         ========

     Proceeds from the sale of investments in fixed maturities during 1999, 1998 and 1997 were $913,263,000, $317,042,000 and $255,408,000, respectively.

     During  1999,  1998  and  1997,  gross  gains  of  $8,369,000,  $0 and  $0,
     respectively,   and  gross  losses  of  $23,776,000,   $3,908,000  and  $0,
     respectively, were realized on dispositions of fixed maturities.

     During  1999,  1998 and  1997,  gross  gains of  $1,712,000,  $126,000  and
     $3,774,000, respectively, and gross losses of $10,000, $2,000 and $0, respectively, were realized on dispositions of equity securities.

     (d)  Market  Value of  Fixed  Maturities  and  Unrealized  Appreciation  of
          Investments:

          At December 31, 1999 and 1998, unrealized appreciation of investments in equity securities (before applicable taxes) included gross gains of $15,424,000 and $15,424,000 and gross losses of $4,278,000 and
          $465,000, respectively.

          The amortized cost and estimated market values of investments in fixed
          maturities   at  December  31,  1999  and  1998  are  as  follows  (in
          thousands):

                                                                         Gross            Gross         Estimated
        1999                                          Amortized        Unrealized       Unrealized        Market
        ----                                            Cost             Gains           Losses           Value

        Fixed maturities:
           U.S. Government and government
               agencies and authorities               $      68,605      $    13,612    $        407      $     81,810
           States, municipalities and

               political subdivisions                       665,514           16,609           4,317           677,806
           Foreign governments                                9,307              108             247             9,168
           All other corporate                            4,333,324           57,006         185,378         4,204,952
                                                          ---------        ---------        --------         ---------

        Total fixed maturities                          $ 5,076,750       $   87,335       $ 190,349       $ 4,973,736
                                                         ==========        =========        ========        ==========

                                                                         Gross            Gross         Estimated
        1998                                          Amortized        Unrealized       Unrealized        Market
        ----                                            Cost             Gains           Losses           Value

        Fixed maturities:
           U.S. Government and government
               agencies and authorities               $      68,248      $    24,760    $         10      $     92,998
           States, municipalities and

               political subdivisions                       778,621           51,462           1,252           828,831
           Foreign governments                               28,144            6,049              -             34,193
           All other corporate                            3,923,336          229,566          43,910         4,108,992
                                                          ---------         --------       ---------         ---------

        Total fixed maturities                          $ 4,798,349        $ 311,837       $  45,172       $ 5,065,014
                                                         ==========         ========        ========        ==========

     The amortized cost and estimated market value of fixed maturities available for sale at December 31, 1999, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                               Estimated
                                                                       Amortized                 Market
                                                                          Cost                   Value

        Due in one year or less                                      $   394,356             $   385,902
        Due after one year through five years                          1,967,313               1,940,109
        Due after five years through ten years                         1,596,471               1,544,741
        Due after ten years                                            1,118,610               1,102,984
                                                                       ---------               ---------

                                                                      $5,076,750              $4,973,736
                                                                       =========               =========

     (e) CMOs: CMOs are U.S. Government and Government agency backed and triple A-rated securities. CMOs are included in other corporate fixed maturities. At December 31, 1999 and 1998, the market value of the CMO portfolio was $883,693,000 and $986,103,000, respectively; the estimated amortized cost was approximately $883,419,000 in 1999 and $944,790,000 in 1998. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 1999.

     (f)  Fixed  Maturities  Below  Investment  Grade:  At December 31, 1999 and
          1998, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $526,765,000 and $528,461,000, respectively, and an aggregate market value of $467,170,000 and $510,316,000, respectively.

     (g)  Non-income   Producing  Assets:   Non-income   producing  assets  were
          insignificant.

     (h) Investments Greater than 10% Equity: The market value of investments in the following companies exceeded 10% of the Company's total capital funds at December 31, 1999 (in thousands):

                Fixed Maturities:
                Chase Manhattan Corp                     $   46,918
                Tower Funding                                49,489

3.   Deferred Policy Acquisition Costs

     The following reflects the policy acquisition costs deferred (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands):


                                                 Years ended December 31,
                                          ----------------------------------
                                          1999            1998         1997
                                          ----            ----         ----
    Balance at beginning of year         $41,421        $39,748       $35,754
    Acquisition costs deferred             9,166          7,323         9,109
    Amortization charged to income        (3,932)        (5,650)       (5,115)
                                          ------        -------       -------
    Balance at end of year               $46,655        $41,421       $39,748
                                         =======        =======       =======

4.   Future Policy Benefits and Policyholders' Funds on Deposit

     (a) The analysis of the future policy benefits and policyholders' funds on deposit liabilities as at December 31, 1999 and 1998 follows (in thousands):

                                                                       1999                  1998
                                                                       ----                  ----
        Future policy benefits:
        Long duration contracts                                    $1,691,028              $1,673,267
        Short duration contracts                                       22,135                  21,305
                                                                  -----------             -----------
                                                                   $1,713,163              $1,694,572
                                                                    =========               =========

        Policyholder funds on deposit:
        Annuities                                                  $2,924,027              $2,813,969
        Guaranteed investment contracts (GICs)                        678,240                 685,336
        Universal life                                                105,223                 101,919
        Other investment contracts                                     34,383                   5,966
                                                                  -----------            ------------
                                                                   $3,741,873              $3,607,190
                                                                    =========               =========

     (b) Long duration contract liabilities included in future policy benefits, as presented in the table above, result from traditional life and annuity products. Short duration contract liabilities are primarily accident and health products. The liability for future policy benefits has been established based upon the following assumptions:

     (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to
          10.0 percent. Interest rates on immediate/terminal funding annuities are at a maximum of 7.6 percent and grade to not greater than 7.5 percent.

     (ii) Mortality and withdrawal rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate, including surrenders, for individual life approximated
          10.7 percent.

     (c) The liability for policyholders' fund on deposit has been established based on the following assumptions:

     (i) Interest rates credited on deferred annuities vary by year of issuance and range from 3.0 percent to 7.5 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 3.0 percent to 10.0 percent grading to zero over a period of 5 to 10 years.

     (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 4.9 percent to 8.1 percent and maturities range from 3 to 7 years.

     (iii)Interest  rates  on   corporate-owned   life  insurance  business  are
          guaranteed at 4.0 percent and the weighted average rate credited in 1999 was 6.7 percent.

     (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 5.4 percent to 7.1 percent and guarantees ranging from 3.5 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 11.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

5.  Income Taxes

     (a) The Federal income tax rate applicable to ordinary income is 35% for 1999, 1998 and 1997. Actual tax expense on income from operations differs from the "expected" amount computed by applying the Federal income tax rate because of the following (in thousands except percentages):

                                                                        Years ended December 31,

                                                 1999                        1998                        1997
                                          -------------------------  -----------------------       --------------
                                                Percent                     Percent                     Percent
                                                    of                         of                           of
                                                pre-tax                     pre-tax                     pre-tax
                                               operating                   operating                   operating
                                           Amount    Income            Amount    Income            Amount    Income
        "Expected" income tax

              expense                        $30,974      35.0%          $22,149      35.0%          $30,352      35.0%
        State income tax                         418       0.5               194       0.3               487       0.6
        Other                                    225       0.3               242       0.4                91       0.1
                                           ---------     -----          --------     -----         ---------     -----
        Actual income

              tax expense                    $31,617      35.8%          $22,585      35.7%          $30,930      35.7%
                                              ======      ====            ======      ====            ======      ====


     (b) The components of the net deferred tax liability were as follows (in thousands):

                                                                                      Years ended December 31,
                                                                                      ------------------------
                                                                                    1999                     1998
                                                                                    ----                     ----
         Deferred tax assets:
           Adjustments to mortgage loans and
                 investment income due and accrued                               $   6,876                $    6,576
           Adjustment to life policy reserves                                       39,467                    42,482
           Deferred policy acquisition costs                                             -                     5,558
           Unrealized depreciation of investments                                   32,034                         -
           Other                                                                       168                       937
                                                                                ----------                 ---------
                                                                                    78,545                    55,553
                                                                                  --------                   -------
         Deferred tax liabilities:
            Deferred policy acquisition costs                                    $   2,875             $           -
            Fixed maturities discount                                               16,199                    12,376
            Unrealized appreciation on investments                                       -                   105,059
            Other                                                                    4,415                     3,801
                                                                                 ---------                  ---------
                                                                                    23,489                   121,236
                                                                                  --------                   -------

          Net deferred tax (asset) liability                                     $ (55,056)                 $ 65,683
                                                                                  =========                  =======

     (c) At December 31, 1999, accumulated earnings of the Company for Federal income tax purposes include approximately $2,879,000 of "Policyholders' Surplus" as defined under the Code. Under provisions of the Code, "Policyholders' Surplus" has not been currently taxed but would be taxed at current rates if distributed to the Parent. There is no present intention to make cash distributions from "Policyholders' Surplus" and accordingly, no provision has been made for taxes on this amount.

     (d) Income taxes paid in 1999, 1998, and 1997 amounted to $28,174,000, $26,796,000, and $30,269,000, respectively.

6.   Commitments and Contingent Liabilities

     The Company, in common with the insurance industry in general, is subject to litigation, including claims for punitive damages, in the normal course of their business. The Company does not believe that such litigation will have a material effect on its operating results and financial condition.

     The Company is a limited  partner in Chardon/Hato  Rey Partnership  (Puerto
     Rico). The partnership agreement requires the Company to make an additional capital contribution of up to $3,000,000 to cover construction cost overruns or operating deficits. Construction was completed in 1992, the building is fully leased and profitable; therefore, no demands are foreseen.

     During 1997, the Company entered into a partnership agreement with Private Equity Investors III, L.P. As of December 31, 1999, the Company's unused capital commitment was $5,086,000. Contributions totaling $19,872,000 have been made through December 31, 1999.

     During 1998, the Company entered into a partnership agreement with Sankaty High Yield Asset Partners, L.P. The agreement requires the Company to make capital contributions totaling $2,500,000. Contributions totaling $2,250,000 have been made through December 31, 1999.

     During 1999, the Company entered into a partnership agreement with G2 Opportunity Fund, LP. The agreement requires the Company to make capital contributions totaling $12,500,000. Contributions totaling $11,515,000 have been made through December 31, 1999.

     During 1999, the Company entered into a partnership agreement with CVC Capital Funding LLC. The agreement requires the Company to make capital contributions totaling $10,000,000. No contributions have been made as of December 31, 1999.

     During 1999, the Company entered into a partnership agreement with Private Equity Investors IV, L.P. The agreement requires the Company to make capital contributions totaling $73,000,000. No contributions have been made as of December 31, 1999

7.   Fair Value of Financial Instruments

     (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" (FASB 107) requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the balance sheet. In the measurement of the fair value of certain of the financial instruments, quoted market prices were not available and other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. FASB 107 excludes certain financial instruments, including those related to insurance contracts.

          The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

          Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair value.

          Fixed maturities: Fair values for fixed maturity securities carried at market value are generally based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

          Equity securities: Fair values for equity securities were based upon quoted market prices.

          Mortgage and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair values of policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

          Policyholders' funds on deposit: Fair values of policyholder contract deposits were estimated using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

     (b) The fair value and carrying amounts of financial instruments is as follows (in thousands):

            1999

                                                                       Fair               Carrying
                                                                       Value               Amount

        Cash and short-term investments                            $   144,011         $   144,011
        Fixed maturities                                             4,973,736           4,973,736
        Equity securities                                               51,030              51,030
        Mortgage and policy loans                                      476,653             470,441

        Policyholders' funds on deposit                             $3,807,329          $3,741,873

          1998

                                                                       Fair            Carrying
                                                                      Value             Amount

        Cash and short-term investments                            $   409,752         $   409,752
        Fixed maturities                                             5,065,014           5,065,014
        Equity securities                                               41,350              41,350
        Mortgage and policy loans                                      586,819             554,682

        Policyholders' funds on deposit                             $3,748,401          $3,607,190

8.   Capital Funds

     (a) The Company may not distribute dividends to the Parent without prior approval of regulatory agencies. Generally, this limits the payment of such dividends to an amount which, in the opinion of the regulatory agencies, is warranted by the financial condition of the Company. There were no dividends paid in 1999. During 1998, the Company paid a $10,000,000 dividend to its stockholders.

     (b) The Company's capital funds as determined in accordance with statutory accounting practices were $387,814,000 at December 31, 1999 and $337,170,000 at December 31, 1998. Statutory net income amounted to $66,418,000, $35,386,000 and $58,205,000 for 1999, 1998 and 1997,
          respectively.

     (c)  Statement of Accounting Standards No. 130 "Comprehensive Income" (FASB
          130) was adopted by the Company effective January 1, 1998. FASB 130 establishes standards for reporting comprehensive income and its components as part of capital funds. The reclassification adjustments with respect to available for sale securities were $(13,103,000), $(1,694,000), and $(226,000) for December 31, 1999, 1998 and 1997,
          respectively.

9.   Employee Benefits

     (a) The Company participates with its affiliates in a qualified, non-contributory, defined benefit pension plan which is administered by the Parent. All qualified employees who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. Annual funding requirements are determined based on the "projected unit credit" cost method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service. Pension expense for current service costs, retirement and termination benefits for the years ended December 31, 1999, 1998 and 1997 were approximately $153,000, $238,000 and $306,000, respectively. The Parent's plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. The projected benefit obligations exceeded the plan assets at December 31, 1999 by $36,000,000.

          The Parent has adopted a Supplemental Executive Retirement Program (Supplemental Plan) to provide additional retirement benefits to designated executives and key employees. Under the Supplemental Plan, the annual benefit, not to exceed 60 percent of average final compensation, accrues at a percentage of average final pay multiplied for each year of credited service reduced by any benefits from the current and any predecessor retirement plans, Social Security, if any, and from any qualified pension plan of prior employers. The Supplemental Plan also provides a benefit equal to the reduction in benefits payable under the AIG retirement plan as a result of Federal limitations on benefits payable thereunder. Currently, the Supplemental Plan is unfunded.

     (b) The Parent also sponsors a voluntary savings plan for domestic employees (a 401(k) plan), which during the three years ended December 31, 1999, provided for salary reduction contributions by employees and matching contributions by the Parent of up to 6 percent of annual salary depending on the employees' years of service.

     (c) On April 1, 1985, the Parent terminated and replaced its then existing U.S. pension plan, a contributory qualified defined benefit plan, with the current non-contributory qualified defined benefit plan. Settlement of the obligations of the prior plan was accomplished through the purchase of annuities from the Company for accrued benefits as of the date of termination. Future policy benefits reserves in the accompanying balance sheet that relate to these annuity contracts are $69,129,000 at December 31, 1999 and $70,733,000 at December 31, 1998.

     (d) In addition to the Parent's defined benefit pension plan, the Parent and its subsidiaries provide a post-retirement benefit program for medical care and life insurance. Eligibility in the various plans is generally based upon completion of a specified period of eligible service and reaching a specified age.

     (e) The Parent applies APB Opinion 25 "Accounting for Stock issued to Employees" and related interpretations in accounting for its stock-based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of the Parent. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provides for eligible employees to receive privileges to purchase AIG common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. The Parent has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with FASB 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and therefore are not presented herein.

10. Leases

     (a) The Company occupies leased space in many locations under various long-term leases and has entered into various leases covering the long-term use of data processing equipment. At December 31, 1999, the future minimum lease payments under operating leases were as follows:

                         Year                                        Payments
                         ----                                        --------
                         2000                                         $1,421
                         2001                                          1,126
                         2002                                            774
                         2003                                            345
                         2004                                            277
                         Remaining years after 2004                      230
                                                                     -------

                         Total                                        $4,173
                                                                      ======

     Rent expense approximated $1,667,000, $1,604,000 and $1,398,000 for the years ended December 31, 1999, 1998 and 1997, respectively.

11.  Reinsurance

     (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements. The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 12).

          The  effect  of  all  reinsurance  contracts,   including  reinsurance
          assumed, is as follows (in thousands, except percentages):



                                                                                                               Percentage
        December 31, 1999                                                                                      of Amount
        -----------------                                                                                       Assumed
                                             Gross             Ceded         Assumed              Net           to Net
        Life Insurance in Force            $32,831,967          $604,100    $      2,573        $32,230,440           -
                                           ===========          ========    ============        ===========
        Premiums:
          Life                                  98,471             2,925              64             95,610        0.7%
          Accident and Health                   18,940             8,431          31,393             41,902       74.9%
          Annuity                               51,936                 -               -             51,936             -
                                         -------------     -----------------------------       ------------

        Total Premiums                   $     169,347          $ 11,356     $    31,457      $     189,448       16.6%
                                         =============          ========     ===========      =============


     -------------------------



                                                                                                               Percentage
        December 31, 1998                                                                                      of Amount
        -----------------                                                                                       Assumed
                                             Gross             Ceded         Assumed              Net           to Net
        Life Insurance in Force             $5,157,694          $579,949   $         446         $4,578,191           -
                                             ==========          ========   =============         ==========
        Premiums:
          Life                                  55,199             3,320              75             51,954        0.1%
          Accident and Health                   16,144             6,470          23,215             32,889       70.6%
          Annuity                               15,496                 -               -             15,496          -
                                        --------------     -----------------------------       ------------

        Total Premiums                    $     86,839         $   9,790     $    23,290        $   100,339       23.2%
                                          ============         =========     ===========        ===========




                                                                                                               Percentage
        December 31, 1997                                                                                      of Amount
        -----------------                                                                                       Assumed
                                             Gross             Ceded         Assumed              Net           to Net

        Life Insurance in Force             $4,900,999          $408,340      $    3,061         $4,495,720        0.1%
                                            ==========          ========      ==========         ==========
        Premiums:
          Life                                  25,690             2,805              83             22,968        0.4%
          Accident and Health                   16,266             6,470          22,449             32,245       69.6%
          Annuity                               41,216                 -               -             41,216          -
                                          ------------        ----------   -------------        -----------

        Total Premiums                    $     83,172         $   9,275       $  22,532       $     96,429       23.4%
                                          ============         =========       =========       ============

     (b) The maximum amount retained on any one life by the Company is $1,000,000.

     (c) Reinsurance recoveries, which reduced death and other benefits, approximated $287,073,000, $12,396,000 and $6,110,000 respectively, for the years ended December 31, 1999, 1998 and 1997.

          The Company's reinsurance arrangements do not relieve it from its direct obligation to its insureds.

12.  Transactions with Related Parties

     (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded to affiliates amounted to $277,000 and $0, respectively, for the year ended December 31, 1999. Premium income and commission ceded for 1998 amounted to $89,000 and $2,000, respectively. Premium income and commission ceded for 1997 amounted to $144,000 and $2,000, respectively. Premium income and ceding commission expense assumed from affiliates aggregated $25,496,000 and $88,000, respectively, for 1999, compared to
          $19,536,000  and $(545,000),  respectively,  for 1998, and $20,661,000 and $(602,000), respectively, for 1997.

     (b) The Company provides life insurance coverage to employees of the Parent and its domestic subsidiaries in connection with the Parent's employee benefit plans. The statement of income includes $5,366,000 in premiums relating to this business for 1999, $5,124,000 for 1998, and $5,769,000 for 1997.

     (c) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 1999, 1998 and 1997, the Company was charged $27,700,000, $23,757,000 and $22,079,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $32,219,000, $28,405,000 and $26,941,000, respectively, for costs incurred by the Company but attributable to affiliates.

     (d) During 1997, a reinsurance treaty between the Company and Delaware American Life Insurance Company (Delam) covering certain annuity policies was terminated. Upon cancellation of this agreement, assets totaling $24,030,000 were transferred from Delam to the Company.

     (e) During 1999, the Company entered into a reinsurance treaty with Lexington Insurance Company whereby the Company ceded a block of Ordinary Life business and transferred cash and securities valued at $276,917,000.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Policy Owners of

American International Life Assurance Company of New York
Variable Account B

In our opinion, the accompanying statements of assets and liabilities of American International Life Assurance Company of New York Variable Account B (comprising twenty-seven subaccounts, hereafter collectively referred to as "Variable Account B") and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Variable Account B at December 31, 1999, and the results of its operations and the changes in its net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the management of Variable Account B; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

March 10, 2000

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                       STATEMENT OF ASSETS AND LIABILITIES


                                DECEMBER 31, 1999

ASSETS:
       Investments at Market Value:
                                                                         Shares                Cost              Market Value
                                                               -----------------------------------------------------------------
                 AIM
                   Capital Appreciation Fund                               2,019.847             $ 49,829              $ 71,864
                   International Equity Fund                               2,554.374               52,018                74,818
                 Alliance
                   Conservative Investors Portfolio                        1,379.867               18,346                18,532
                   Growth Portfolio                                       33,202.185              848,513             1,115,263
                   Growth & Income Portfolio                              28,181.163              599,072               614,065
                   Growth Investors Portfolio                              5,990.011               88,040               102,611
                   Premier Growth Portfolio                                7,820.255              237,152               316,329
                   Quasar Portfolio                                        9,597.837              115,947               124,773
                   Technology Portfolio                                   10,611.825              206,841               356,663
                 Dreyfus
                   Small Company Stock Portfolio                           2,213.877               31,735                36,950
                   Stock Index Portfolio                                  26,984.587              877,660             1,037,558
                   Zero Coupon 2000 Portfolio                              1,411.684               17,468                17,181
                 Fidelity
                   Asset Manager Portfolio                                18,674.276              323,524               348,646
                   Contrafund Portfolio                                    5,204.911              119,899               151,722
                   Growth Portfolio                                       28,724.498            1,128,143             1,577,835
                   High Income Portfolio                                  11,092.852              132,123               125,463
                   Investment Grade Bond Portfolio                         2,517.613               30,867                30,613
                   Money Market Portfolio                                192,566.850              192,567               192,567
                   Overseas Portfolio                                      8,331.407              165,220               228,610
                 Van Eck
                   Worldwide Emerging Markets Portfolio                    1,922.157               16,351                27,409
                   Worldwide Hard Assets Portfolio                         2,506.832               24,132                27,474
                 Weiss,Peck & Greer
                   Tomorrow Long Term Portfolio                              183.251                1,593                 1,669
                   Tomorrow Short Term Portfolio                              31.404                  331                   314
                                                                                     ---------------------  --------------------

                 Total Investments                                                            $ 5,277,371           $ 6,598,929
                      Total Assets                                                                                  $ 6,598,929
                                                                                                            ====================

EQUITY:
       Policy Owners' Equity                                                                                        $ 6,598,929
                                                                                                            --------------------
                      Total Equity                                                                                  $ 6,598,929
                                                                                                            ====================

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                             STATEMENT OF OPERATIONS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997


                                                  1999

                                                                     AIM                AIM
                                                                   Capital         International
                                                                 Appreciation          Equity
                                                  Total              Fund               Fund
Investment Income (Loss):
    Dividends                                      $322,363            $1,452              $2,428
Expenses:
    Mortality & Expense Risk Fees                    47,758               432                 401
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                        274,605             1,020               2,027
                                              --------------     -------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                    202,624               499                 195
    Change in Unrealized Appreciation
        (Depreciation)                              827,271            19,039              22,644
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                1,029,895            19,538              22,839
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                    $1,304,500           $20,558             $24,866
                                              ==============     =============     ===============


                                                                                      Alliance
                                                Alliance                               Growth
                                              Conservative         Alliance              &
                                                Investors           Growth             Income
                                                Portfolio         Portfolio          Portfolio
Investment Income (Loss):
    Dividends                                        $3,017           $56,561             $57,584
Expenses:
    Mortality & Expense Risk Fees                       270             6,985               4,985
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                          2,747            49,576              52,599
                                              --------------     -------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                       (366)           31,353              18,790
    Change in Unrealized Appreciation
        (Depreciation)                               (1,338)          170,572             (21,362)
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                   (1,704)          201,925              (2,572)
                                              --------------     -------------     ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                        $1,043          $251,501             $50,027
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                                                Alliance           Alliance
                                                 Growth            Premier            Alliance
                                                Investors           Growth             Quasar
                                                Portfolio         Portfolio          Portfolio
Investment Income (Loss):
    Dividends                                        $9,436            $2,471                $394
Expenses:
    Mortality & Expense Risk Fees                       915             1,781               1,084
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                          8,521               690                (690)
                                              --------------     -------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      4,825             4,172              (3,624)
    Change in Unrealized Appreciation
        (Depreciation)                                1,728            61,668              21,926
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                    6,553            65,840              18,302
                                              --------------     -------------     ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                       $15,074           $66,530             $17,612
                                              ==============     =============     ===============

                                                                   Dreyfus
                                                                    Small             Dreyfus
                                                Alliance           Company             Stock
                                               Technology           Stock              Index
                                                Portfolio         Portfolio             Fund
Investment Income (Loss):
    Dividends                                          $462                $0             $16,580
Expenses:
    Mortality & Expense Risk Fees                     2,155               344               7,017
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                         (1,693)             (344)              9,563
                                              --------------     -------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     50,141            (1,279)             49,652
    Change in Unrealized Appreciation
        (Depreciation)                              104,477             5,143              86,954
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                  154,618             3,864             136,606
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                      $152,925            $3,520            $146,169
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                                                 Dreyfus
                                                  Zero             Fidelity
                                                 Coupon             Asset             Fidelity
                                                  2000             Manager           Contrafund
                                                Portfolio         Portfolio          Portfolio
Investment Income (Loss):
    Dividends                                          $920           $17,963              $3,565
Expenses:
    Mortality & Expense Risk Fees                       155             2,561                 929
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                            765            15,402               2,636
                                              --------------     -------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                          0            (1,857)              2,502
    Change in Unrealized Appreciation
        (Depreciation)                                 (455)           14,961              18,927
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                     (455)           13,104              21,429
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                          $310           $28,506             $24,065
                                              ==============     =============     ===============

                                                                                      Fidelity
                                                                   Fidelity          Investment
                                                Fidelity             High              Grade
                                                 Growth             Income              Bond
                                                Portfolio         Portfolio          Portfolio
Investment Income (Loss):
    Dividends                                      $112,948            $8,084              $1,312
Expenses:
    Mortality & Expense Risk Fees                    10,907               902                 274
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                        102,041             7,182               1,038
                                              --------------     -------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     48,554            (3,919)                 68
    Change in Unrealized Appreciation
        (Depreciation)                              245,218             2,337              (1,621)
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                  293,772            (1,582)             (1,553)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                      $395,813            $5,600               ($515)
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                                                                                       VanEck
                                                Fidelity                             Worldwide
                                                  Money            Fidelity           Emerging
                                                 Market            Overseas           Markets
                                                Portfolio         Portfolio             Fund
Investment Income (Loss):
    Dividends                                       $20,098            $6,610                  $0
Expenses:
    Mortality & Expense Risk Fees                     3,628             1,602                 148
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                         16,470             5,008                (148)
                                              --------------     -------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                          0             4,108                 201
    Change in Unrealized Appreciation
        (Depreciation)                                    0            57,758              12,835
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                        0            61,866              13,036
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                       $16,470           $66,874             $12,888
                                              ==============     =============     ===============

                                                 VanEck              WP&G               WP&G
                                                Worldwide          Tomorrow           Tomorrow
                                                  Hard               Long              Short
                                                 Assets              Term               Term
                                                  Fund            Portfolio          Portfolio
Investment Income (Loss):
    Dividends                                          $293              $162                 $23
Expenses:
    Mortality & Expense Risk Fees                       224                14                  45
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                             69               148                 (22)
                                              --------------     -------------     ---------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     (1,640)               54                 195
    Change in Unrealized Appreciation
        (Depreciation)                                6,112               (57)               (195)
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                    4,472                (3)                  0
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $4,541              $145                ($22)
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                             STATEMENT OF OPERATIONS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997

                  1998
                                                                     AIM                AIM
                                                                   Capital         International
                                                                 Appreciation          Equity
                                                  Total              Fund               Fund
Investment Income (Loss):
    Dividends                                      $307,163              $973                $270
Expenses:
    Mortality & Expense Risk Fees                    30,404               127                 143
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                        276,759               846                 127
                                              --------------     -------------     ---------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     38,246              (550)               (405)
    Change in Unrealized Appreciation
        (Depreciation)                              374,331             2,999                 156
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                  412,577             2,449                (249)
                                              --------------     -------------     ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                      $689,336            $3,295               ($122)
                                              ==============     =============     ===============

                                                                                      Alliance
                                                Alliance                               Growth
                                              Conservative         Alliance              &
                                                Investors           Growth             Income
                                                Portfolio         Portfolio          Portfolio
Investment Income (Loss):
    Dividends                                        $1,554           $24,012             $31,176
Expenses:
    Mortality & Expense Risk Fees                       192             3,626               3,081
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                          1,362            20,386              28,095
                                              --------------     -------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                        250            13,968              11,897
    Change in Unrealized Appreciation
        (Depreciation)                                  797            73,288              23,891
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                    1,047            87,256              35,788
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $2,409          $107,642             $63,883
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                                                Alliance           Alliance
                                                 Growth            Premier            Alliance
                                                Investors           Growth             Quasar
                                                Portfolio         Portfolio          Portfolio
Investment Income (Loss):
    Dividends                                        $9,576                $8              $9,960
Expenses:
    Mortality & Expense Risk Fees                       975               420               1,060
                                              --------------     -------------     ---------------
 Net Investment Income (Loss)                          8,601              (412)              8,900
                                              --------------     -------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      1,027               406                 685
    Change in Unrealized Appreciation
        (Depreciation)                               11,665            17,510             (15,889)
                                              --------------     -------------     ---------------
     Net Gain (Loss) on Investments                   12,692            17,916             (15,204)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                       $21,293           $17,504             ($6,304)
                                              ==============     =============     ===============

                                                                   Dreyfus
                                                                    Small             Dreyfus
                                                Alliance           Company             Stock
                                               Technology           Stock              Index
                                                Portfolio         Portfolio             Fund
Investment Income (Loss):
    Dividends                                          $102              $116              $6,640
Expenses:
    Mortality & Expense Risk Fees                       823               177               3,570
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                           (721)              (61)              3,070
                                              --------------     -------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      1,010              (790)             31,559
    Change in Unrealized Appreciation
        (Depreciation)                               50,048               129              62,625
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                   51,058              (661)             94,184
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                       $50,337             ($722)            $97,254
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                                                 Dreyfus
                                                  Zero             Fidelity
                                                 Coupon             Asset             Fidelity
                                                  2000             Manager           Contrafund
                                                Portfolio         Portfolio          Portfolio
Investment Income (Loss):
    Dividends                                          $945           $20,860                  $0
Expenses:
    Mortality & Expense Risk Fees                       158             1,807                 215
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                            787            19,053                (215)
                                              --------------     -------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                          2             3,126                  15
    Change in Unrealized Appreciation
        (Depreciation)                                  271             4,287              12,896
                                              --------------     -------------     ---------------
     Net Gain (Loss) on Investments                      273             7,413              12,911
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $1,060           $26,466             $12,696
                                              ==============     =============     ===============

                                                                                      Fidelity
                                                                   Fidelity          Investment
                                                Fidelity             High              Grade
                                                 Growth             Income              Bond
                                                Portfolio         Portfolio          Portfolio
Investment Income (Loss):
    Dividends                                       $76,496            $7,025                $510
Expenses:
    Mortality & Expense Risk Fees                     6,340               686                 174
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                         70,156             6,339                 336
                                              --------------     -------------     ---------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     31,739              (408)                112
    Change in Unrealized Appreciation
        (Depreciation)                              138,573           (11,405)              1,082
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                  170,312           (11,813)              1,194
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets
    Resulting From Operations                      $240,468           ($5,474)             $1,530
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                                                Fidelity                               VanEck
                                                  Money            Fidelity          Worldwide
                                                 Market            Overseas           Balanced
                                                Portfolio         Portfolio             Fund
Investment Income (Loss):
    Dividends                                       $20,408            $9,490             $84,310
Expenses:
    Mortality & Expense Risk Fees                     3,454             1,376               1,724
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                         16,954             8,114              82,586
                                              --------------     -------------     ---------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                          0             1,283             (49,886)
    Change in Unrealized Appreciation
        (Depreciation)                                    0             5,423                (614)
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                        0             6,706             (50,500)
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets
    Resulting From Operations                       $16,954           $14,820             $32,086
                                              ==============     =============     ===============

                                                 VanEck             VanEck              WP&G
                                                Worldwide         Worldwide           Tomorrow
                                                Emerging             Hard               Long
                                                 Markets            Assets              Term
                                                  Fund               Fund            Portfolio
Investment Income (Loss):
    Dividends                                            $0            $2,327                 $21
Expenses:
    Mortality & Expense Risk Fees                        48               140                  12
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                            (48)            2,187                   9
                                              --------------     -------------     ---------------
 Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                       (775)           (6,194)                134
    Change in Unrealized Appreciation
        (Depreciation)                               (1,775)           (2,222)                 24
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                   (2,550)           (8,416)                158
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                       ($2,598)          ($6,229)               $167
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                                                  WP&G
                                                Tomorrow
                                                  Short
                                                  Term
                                                Portfolio
Investment Income (Loss):
    Dividends                                          $384
Expenses:
    Mortality & Expense Risk Fees                        76
                                              --------------
Net Investment Income (Loss)                            308
                                              --------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                         41
    Change in Unrealized Appreciation
        (Depreciation)                                  572
                                              --------------
    Net Gain (Loss) on Investments                      613
                                              --------------
Increase (Decrease) in Net Assets
    Resulting From Operations                          $921
                                              ==============

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                             STATEMENT OF OPERATIONS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997

                  1997
                                                                   Alliance
                                                                 Conservative         Alliance
                                                                  Investors            Growth
                                                    Total         Portfolio           Portfolio
Investment Income (Loss):
    Dividends                                       $45,998              $251              $4,861
Expenses:
    Mortality & Expense Risk Fees                    11,692                86               1,083
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                         34,306               165               3,778
                                              --------------     -------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                     39,889                82               8,313
    Change in Unrealized Appreciation
        (Depreciation)                              110,827               716              21,956
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                  150,716               798              30,269
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets
    Resulting From Operations                      $185,022              $963             $34,047
                                              ==============     =============     ===============

                                                Alliance
                                                 Growth            Alliance
                                                    &               Growth            Alliance
                                                 Income           Investors            Quasar
                                                Portfolio         Portfolio          Portfolio
Investment Income (Loss):
    Dividends                                        $5,217              $553                 $24
Expenses:
    Mortality & Expense Risk Fees                       865               279                 421
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                          4,352               274                (397)
                                              --------------     -------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      5,064               771               3,669
    Change in Unrealized Appreciation
        (Depreciation)                               10,957             1,169               2,787
                                              --------------     -------------     ---------------
     Net Gain (Loss) on Investments                   16,021             1,940               6,456
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                       $20,373            $2,214              $6,059
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                                                                   Dreyfus
                                                                    Small             Dreyfus
                                                Alliance           Company             Stock
                                               Technology           Stock              Index
                                                Portfolio         Portfolio             Fund
Investment Income (Loss):
    Dividends                                           $83               $42              $6,063
Expenses:
    Mortality & Expense Risk Fees                       208                 3                 752
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                           (125)               39               5,311
                                              --------------     -------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                      4,378                (8)              5,451
    Change in Unrealized Appreciation
        (Depreciation)                               (4,702)              (57)              9,964
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                     (324)              (65)             15,415
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets
    Resulting From Operations                         ($449)             ($26)            $20,726
                                               ==============     =============     ===============

                                                 Dreyfus
                                                  Zero             Fidelity
                                                 Coupon             Asset             Fidelity
                                                  2000             Manager             Growth
                                                Portfolio         Portfolio          Portfolio
Investment Income (Loss):
    Dividends                                        $1,067            $3,743              $8,491
Expenses:
    Mortality & Expense Risk Fees                       144               570               3,367
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                            923             3,173               5,124
                                              --------------     -------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                         (7)            1,667               3,512
    Change in Unrealized Appreciation
        (Depreciation)                                   37             4,615              63,333
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                       30             6,282              66,845
                                              --------------     -------------     ---------------

Increase (Decrease) in Net Assets
    Resulting From Operations                          $953            $9,455             $71,969
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                                                                   Fidelity
                                                Fidelity          Investment          Fidelity
                                                  High              Grade              Money
                                                 Income              Bond              Market
                                                Portfolio         Portfolio          Portfolio
Investment Income (Loss):
    Dividends                                        $1,172              $309              $8,541
Expenses:
    Mortality & Expense Risk Fees                       226                74               1,429
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                            946               235               7,112
                                              --------------     -------------     ---------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                        788               265                   0
    Change in Unrealized Appreciation
        (Depreciation)                                2,222               170                   0
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                    3,010               435                   0
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $3,956              $670              $7,112
                                              ==============     =============     ===============

                                                                                       VanEck
                                                                    VanEck           Worldwide
                                                Fidelity          Worldwide             Hard
                                                Overseas           Balanced            Assets
                                                Portfolio            Fund               Fund
Investment Income (Loss):
    Dividends                                        $4,372              $157                $183
Expenses:
    Mortality & Expense Risk Fees                       706             1,361                  84
                                              --------------     -------------     ---------------
Net Investment Income (Loss)                          3,666            (1,204)                 99
                                              --------------     -------------     ---------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                        603             5,206                  19
    Change in Unrealized Appreciation
        (Depreciation)                               (1,457)              132                (732)
                                              --------------     -------------     ---------------
    Net Gain (Loss) on Investments                     (854)            5,338                (713)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets
    Resulting From Operations                        $2,812            $4,134               ($614)
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                                                  WP&G               WP&G
                                                Tomorrow           Tomorrow
                                                  Long              Short
                                                  Term               Term
                                                Portfolio         Portfolio
Investment Income (Loss):
    Dividends                                           $87              $782
Expenses:
    Mortality & Expense Risk Fees                         8                26
                                              --------------     -------------
Net Investment Income (Loss)                             79               756
                                              --------------     -------------

Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity                                        113                 3
    Change in Unrealized Appreciation
        (Depreciation)                                  111              (394)
                                              --------------     -------------
     Net Gain (Loss) on Investments                      224              (391)
                                              --------------     -------------
Increase (Decrease) in Net Assets
    Resulting From Operations                          $303              $365
                                              ==============     =============

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                       STATEMENT OF CHANGES IN NET ASSETS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997

                  1999
                                                                     AIM                AIM
                                                                   Capital         International
                                                                 Appreciation          Equity
                                                  Total              Fund               Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                   $274,605            $1,020              $2,027
    Realized Gain (Loss) on Investment Activity     202,624               499                 195
    Change in Unrealized Appreciation
        (Depreciation) of Investments               827,271            19,039              22,644
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                               1,304,500            20,558              24,866
                                              --------------     -------------     ---------------
 Capital Transactions:
    Contract Deposits and Transfers               1,888,781            22,819              23,357
    Cost Of Insurance Charge                       (521,651)           (8,463)             (5,883)
    Policy Loans                                   (272,063)             (252)                (58)
    Contract Withdrawals                           (235,528)             (638)             (1,422)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       859,539            13,466              15,994
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets           2,164,039            34,024              40,860
Net Assets, at Beginning of Year                  4,434,890            37,840              33,958
                                              --------------     -------------     ---------------
Net Assets, at End of Year                       $6,598,929           $71,864             $74,818
                                              ==============     =============     ===============

                                                                                      Alliance
                                                Alliance                               Growth
                                              Conservative         Alliance              &
                                                Investors           Growth             Income
                                                Portfolio         Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $2,747           $49,576             $52,599
    Realized Gain (Loss) on Investment Activity        (366)           31,353              18,790
    Change in Unrealized Appreciation
        (Depreciation) of Investments                (1,338)          170,572             (21,362)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   1,043           251,501              50,027
                                              --------------     -------------     ---------------
Capital Transactions:
    Contract Deposits and Transfers                  (5,799)          412,239             196,071
    Cost Of Insurance Charge                         (2,957)          (78,781)            (47,727)
    Policy Loans                                          0           (32,198)            (20,887)
    Contract Withdrawals                                (59)          (33,103)            (22,562)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        (8,815)          268,157             104,895
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets              (7,772)          519,658             154,922
Net Assets, at Beginning of Year                     26,304           595,605             459,143
                                              --------------     -------------     ---------------
Net Assets, at End of Year                          $18,532        $1,115,263            $614,065
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements


                                                Alliance           Alliance
                                                 Growth            Premier            Alliance
                                                Investors           Growth             Quasar
                                                Portfolio         Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $8,521              $690               ($690)
    Realized Gain (Loss) on Investment Activity       4,825             4,172              (3,624)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                 1,728            61,668              21,926
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  15,074            66,530              17,612
                                              --------------     -------------     ---------------
Capital Transactions:
    Contract Deposits and Transfers                 (23,090)          137,261              41,790
    Cost Of Insurance Charge                         (4,703)          (19,747)             (8,658)
    Policy Loans                                        (29)           (2,959)            (35,268)
    Contract Withdrawals                                  0            (1,585)             (2,524)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       (27,822)          112,970              (4,660)
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets             (12,748)          179,500              12,952
Net Assets, at Beginning of Year                    115,359           136,829             111,821
                                              --------------     -------------     ---------------
Net Assets, at End of Year                         $102,611          $316,329            $124,773
                                              ==============     =============     ===============

                                                                   Dreyfus
                                                                    Small             Dreyfus
                                                Alliance           Company             Stock
                                               Technology           Stock              Index
                                                Portfolio         Portfolio             Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    ($1,693)            ($344)             $9,563
    Realized Gain (Loss) on Investment Activity      50,141            (1,279)             49,652
    Change in Unrealized Appreciation
        (Depreciation) of Investments               104,477             5,143              86,954
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                                 152,925             3,520             146,169
                                              --------------     -------------     ---------------
 Capital Transactions:
    Contract Deposits and Transfers                 130,053             8,073             476,798
    Cost Of Insurance Charge                        (29,050)           (6,632)            (78,564)
    Policy Loans                                    (61,448)             (258)            (72,361)
    Contract Withdrawals                             (2,953)           (7,435)            (26,263)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        36,602            (6,252)            299,610
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets             189,527            (2,732)            445,779
Net Assets, at Beginning of Year                    167,136            39,682             591,779
                                              --------------     -------------     ---------------
Net Assets, at End of Year                         $356,663           $36,950          $1,037,558
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                                                 Dreyfus
                                                  Zero             Fidelity
                                                 Coupon             Asset             Fidelity
                                                  2000             Manager           Contrafund
                                                Portfolio         Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       $765           $15,402              $2,636
    Realized Gain (Loss) on Investment Activity           0            (1,857)              2,502
    Change in Unrealized Appreciation
        (Depreciation) of Investments                  (455)           14,961              18,927
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                                     310            28,506              24,065
                                              --------------     -------------     ---------------
 Capital Transactions:
    Contract Deposits and Transfers                    (119)          171,792              65,244
    Cost Of Insurance Charge                           (105)          (33,524)            (16,925)
    Policy Loans                                          0            (5,379)               (489)
    Contract Withdrawals                               (786)          (48,288)             (1,728)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        (1,010)           84,601              46,102
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets                (700)          113,107              70,167
Net Assets, at Beginning of Year                     17,881           235,539              81,555
                                              --------------     -------------     ---------------
Net Assets, at End of Year                          $17,181          $348,646            $151,722
                                              ==============     =============     ===============

                                                                                      Fidelity
                                                                   Fidelity          Investment
                                                Fidelity             High              Grade
                                                 Growth             Income              Bond
                                                Portfolio         Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                   $102,041            $7,182              $1,038
    Realized Gain (Loss) on Investment Activity      48,554            (3,919)                 68
    Change in Unrealized Appreciation
        (Depreciation) of Investments               245,218             2,337              (1,621)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 395,813             5,600                (515)
                                              --------------     -------------     ---------------
Capital Transactions:
    Contract Deposits and Transfers                 383,796            53,180              13,174
    Cost Of Insurance Charge                        (96,262)           (9,567)             (3,776)
    Policy Loans                                    (30,086)           (3,900)               (213)
    Contract Withdrawals                            (52,027)           (6,288)             (5,416)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       205,421            33,425               3,769
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets             601,234            39,025               3,254
Net Assets, at Beginning of Year                    976,601            86,438              27,359
                                              --------------     -------------     ---------------
Net Assets, at End of Year                       $1,577,835          $125,463             $30,613
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements


                                                Fidelity                               VanEck
                                                  Money            Fidelity          Worldwide
                                                 Market            Overseas           Balanced
                                                Portfolio         Portfolio             Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $16,470            $5,008                  $0
    Realized Gain (Loss) on Investment Activity           0             4,108                   0
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     0            57,758                   0
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                                  16,470            66,874                   0
                                              --------------     -------------     ---------------
 Capital Transactions:
    Contract Deposits and Transfers                (247,879)           14,062                   0
    Cost Of Insurance Charge                        (54,882)          (11,227)                  0
    Policy Loans                                     (3,952)           (1,458)                  0
    Contract Withdrawals                             (7,252)           (2,821)                  0
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                      (313,965)           (1,444)                  0
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets            (297,495)           65,430                   0
Net Assets, at Beginning of Year                    490,062           163,180                   0
                                              --------------     -------------     ---------------
Net Assets, at End of Year                         $192,567          $228,610                  $0
                                              ==============     =============     ===============

                                                 VanEck             VanEck              WP&G
                                                Worldwide         Worldwide           Tomorrow
                                                Emerging             Hard               Long
                                                 Markets            Assets              Term
                                                  Fund               Fund            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                      ($148)              $69                $148
    Realized Gain (Loss) on Investment Activity         201            (1,640)                 54
    Change in Unrealized Appreciation
        (Depreciation) of Investments                12,835             6,112                 (57)
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                                  12,888             4,541                 145
                                              --------------     -------------     ---------------

Capital Transactions:
    Contract Deposits and Transfers                   3,967            10,809                 841
    Cost Of Insurance Charge                         (1,314)           (2,405)               (298)
    Policy Loans                                          0              (856)                  0
    Contract Withdrawals                               (429)           (3,605)               (380)
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                         2,224             3,943                 163
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets              15,112             8,484                 308
Net Assets, at Beginning of Year                     12,297            18,990               1,361
                                              --------------     -------------     ---------------
Net Assets, at End of Year                          $27,409           $27,474              $1,669
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                                                  WP&G
                                                Tomorrow
                                                  Short
                                                  Term
                                                Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       ($22)
    Realized Gain (Loss) on Investment Activity         195
    Change in Unrealized Appreciation
        (Depreciation) of Investments                  (195)
                                              --------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                     (22)
                                              --------------
Capital Transactions:
    Contract Deposits and Transfers                     342
    Cost Of Insurance Charge                           (201)
    Policy Loans                                        (12)
    Contract Withdrawals                             (7,964)
                                              --------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        (7,835)
                                              --------------
Total Increase (Decrease) in Net Assets              (7,857)
Net Assets, at Beginning of Year                      8,171
                                              --------------
Net Assets, at End of Year                             $314
                                              ==============

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                       STATEMENT OF CHANGES IN NET ASSETS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997

                  1998
                                                                     AIM                AIM
                                                                   Capital         International
                                                                 Appreciation          Equity
                                                  Total              Fund               Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                   $276,759              $846                $127
    Realized Gain (Loss) on Investment Activity      38,246              (550)               (405)
    Change in Unrealized Appreciation
        (Depreciation) of Investments               374,331             2,999                 156
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                                 689,336             3,295                (122)
                                               --------------     -------------     ---------------

Capital Transactions:
    Contract Deposits and Transfers               1,935,929            38,072              46,598
    Cost Of Insurance Charge                       (439,044)           (3,527)             (2,896)
    Policy Loans                                    (78,540)                0              (9,622)
    Contract Withdrawals                            (17,083)                0                   0
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                     1,401,262            34,545              34,080
                                              --------------     -------------     ---------------
 Total Increase (Decrease) in Net Assets           2,090,598            37,840              33,958
Net Assets, at Beginning of Year                   2,344,292                 0                   0
                                              --------------     -------------     ---------------
 Net Assets, at End of Year                       $4,434,890           $37,840             $33,958
                                              ==============     =============     ===============

                                                                                      Alliance
                                                Alliance                               Growth
                                               Conservative        Alliance              &
                                                Investors           Growth             Income
                                                Portfolio         Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $1,362           $20,386             $28,095
    Realized Gain (Loss) on Investment Activity         250            13,968              11,897
    Change in Unrealized Appreciation
        (Depreciation) of Investments                   797            73,288              23,891
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   2,409           107,642              63,883
                                              --------------     -------------     ---------------

Capital Transactions:
    Contract Deposits and Transfers                  16,193           340,780             267,448
    Cost Of Insurance Charge                         (3,382)          (61,636)            (49,686)
    Policy Loans                                          0           (27,803)             (3,765)
    Contract Withdrawals                                (16)             (981)               (711)
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        12,795           250,360             213,286
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets              15,204           358,002             277,169
Net Assets, at Beginning of Year                     11,100           237,603             181,974
                                              --------------     -------------     ---------------
Net Assets, at End of Year                          $26,304          $595,605            $459,143
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements


                                                Alliance           Alliance
                                                 Growth            Premier            Alliance
                                                Investors           Growth             Quasar
                                                Portfolio         Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $8,601             ($412)             $8,900
    Realized Gain (Loss) on Investment Activity       1,027               406                 685
    Change in Unrealized Appreciation
        (Depreciation) of Investments                11,665            17,510             (15,889)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  21,293            17,504              (6,304)
                                              --------------     -------------     ---------------
Capital Transactions:
    Contract Deposits and Transfers                  32,757           136,361              27,825
    Cost Of Insurance Charge                         (7,001)           (6,319)            (12,255)
    Policy Loans                                     (1,265)          (10,717)                  0
    Contract Withdrawals                                (21)                0                 (97)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        24,470           119,325              15,473
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets              45,763           136,829               9,169
Net Assets, at Beginning of Year                     69,596                 0             102,652
                                              --------------     -------------     ---------------
Net Assets, at End of Year                         $115,359          $136,829            $111,821
                                              ==============     =============     ===============

                                                                   Dreyfus
                                                                    Small             Dreyfus
                                                Alliance           Company             Stock
                                               Technology           Stock              Index
                                                Portfolio         Portfolio             Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                      ($721)             ($61)             $3,070
    Realized Gain (Loss) on Investment Activity       1,010              (790)             31,559
    Change in Unrealized Appreciation
        (Depreciation) of Investments                50,048               129              62,625
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  50,337              (722)             97,254
                                              --------------     -------------     ---------------
Capital Transactions:
    Contract Deposits and Transfers                  83,902            43,396             354,587
    Cost Of Insurance Charge                        (14,811)           (5,197)            (61,439)
    Policy Loans                                       (636)             (498)             (3,714)
    Contract Withdrawals                               (277)                0              (4,651)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        68,178            37,701             284,783
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets             118,515            36,979             382,037
Net Assets, at Beginning of Year                     48,621             2,703             209,742
                                              --------------     -------------     ---------------
 Net Assets, at End of Year                         $167,136           $39,682            $591,779
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                                                 Dreyfus
                                                  Zero             Fidelity
                                                 Coupon             Asset             Fidelity
                                                  2000             Manager           Contrafund
                                                Portfolio         Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       $787           $19,053               ($215)
    Realized Gain (Loss) on Investment Activity           2             3,126                  15
    Change in Unrealized Appreciation
        (Depreciation) of Investments                   271             4,287              12,896
                                               --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   1,060            26,466              12,696
                                              --------------     -------------     ---------------
Capital Transactions:
    Contract Deposits and Transfers                      37           122,139              74,384
    Cost Of Insurance Charge                           (290)          (28,844)             (5,525)
    Policy Loans                                          0            (4,507)                  0
    Contract Withdrawals                                  0              (271)                  0
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                          (253)           88,517              68,859
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets                 807           114,983              81,555
Net Assets, at Beginning of Year                     17,074           120,556                   0
                                              --------------     -------------     ---------------
Net Assets, at End of Year                          $17,881          $235,539             $81,555
                                              ==============     =============     ===============

                                                                                      Fidelity
                                                                   Fidelity          Investment
                                                Fidelity             High              Grade
                                                 Growth             Income              Bond
                                                Portfolio         Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $70,156            $6,339                $336
    Realized Gain (Loss) on Investment Activity      31,739              (408)                112
    Change in Unrealized Appreciation
        (Depreciation) of Investments               138,573           (11,405)              1,082
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                 240,468            (5,474)              1,530
                                              --------------     -------------     ---------------
Capital Transactions:
    Contract Deposits and Transfers                 304,706            68,538              20,094
    Cost Of Insurance Charge                        (70,948)          (11,695)             (3,420)
    Policy Loans                                     (7,887)           (1,312)                (97)
    Contract Withdrawals                               (659)                0                   0
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       225,212            55,531              16,577
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets             465,680            50,057              18,107
Net Assets, at Beginning of Year                    510,921            36,381               9,252
                                              --------------     -------------     ---------------
Net Assets, at End of Year                         $976,601           $86,438             $27,359
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements


                                                Fidelity                               VanEck
                                                  Money            Fidelity          Worldwide
                                                 Market            Overseas           Balanced
                                                Portfolio         Portfolio             Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $16,954            $8,114             $82,586
    Realized Gain (Loss) on Investment Activity           0             1,283             (49,886)
    Change in Unrealized Appreciation
        (Depreciation) of Investments                     0             5,423                (614)
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                                  16,954            14,820              32,086
                                              --------------     -------------     ---------------
 Capital Transactions:
    Contract Deposits and Transfers                 187,473            58,273            (320,133)
    Cost Of Insurance Charge                        (53,147)          (14,747)            (16,925)
    Policy Loans                                     (2,635)           (1,423)               (366)
    Contract Withdrawals                             (5,924)           (3,261)               (128)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       125,767            38,842            (337,552)
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets             142,721            53,662            (305,466)
Net Assets, at Beginning of Year                    347,341           109,518             305,466
                                              --------------     -------------     ---------------
Net Assets, at End of Year                         $490,062          $163,180                  $0
                                              ==============     =============     ===============

                                                 VanEck             VanEck              WP&G
                                                Worldwide         Worldwide           Tomorrow
                                                Emerging             Hard               Long
                                                 Markets            Assets              Term
                                                  Fund               Fund            Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       ($48)           $2,187                  $9
    Realized Gain (Loss) on Investment Activity        (775)           (6,194)                134
    Change in Unrealized Appreciation
        (Depreciation) of Investments                (1,775)           (2,222)                 24
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                  (2,598)           (6,229)                167
                                              --------------     -------------     ---------------

Capital Transactions:
    Contract Deposits and Transfers                  15,744            14,697               1,242
    Cost Of Insurance Charge                           (849)           (3,058)             (1,095)
    Policy Loans                                          0            (1,447)                  0
    Contract Withdrawals                                  0               (19)                  0
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        14,895            10,173                 147
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets              12,297             3,944                 314
Net Assets, at Beginning of Year                          0            15,046               1,047
                                              --------------     -------------     ---------------
Net Assets, at End of Year                          $12,297           $18,990              $1,361
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                                                  WP&G
                                                Tomorrow
                                                  Short
                                                  Term
                                                Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       $308
    Realized Gain (Loss) on Investment Activity          41
    Change in Unrealized Appreciation
        (Depreciation) of Investments                   572
                                              --------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                     921
                                              --------------

Capital Transactions:
    Contract Deposits and Transfers                     816
    Cost Of Insurance Charge                           (352)
    Policy Loans                                       (846)
    Contract Withdrawals                                (67)
                                               --------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                          (449)
                                              --------------
Total Increase (Decrease) in Net Assets                 472
Net Assets, at Beginning of Year                      7,699
                                              --------------
Net Assets, at End of Year                           $8,171
                                              ==============

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                       STATEMENT OF CHANGES IN NET ASSETS
 For The Years Ended December 31, 1999, December 31, 1998 and December 31, 1997

                  1997
                                                                   Alliance
                                                                 Conservative         Alliance
                                                                  Investors            Growth
                                                  Total           Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                    $34,306              $165              $3,778
    Realized Gain (Loss) on Investment Activity      39,889                82               8,313
    Change in Unrealized Appreciation
        (Depreciation) of Investments               110,827               716              21,956
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                                 185,022               963              34,047
                                              --------------     -------------     ---------------
 Capital Transactions:
    Contract Deposits and Transfers               1,986,852            11,777             221,737
    Cost Of Insurance Charge                       (226,161)           (2,325)            (28,090)
    Policy Loans                                    (77,556)                0              (4,108)
    Contract Withdrawals                             (5,229)                0                (995)
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                     1,677,906             9,452             188,544
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets           1,862,928            10,415             222,591
Net Assets, at Beginning of Year                    481,364               685              15,012
                                              --------------     -------------     ---------------
Net Assets, at End of Year                       $2,344,292           $11,100            $237,603
                                              ==============     =============     ===============

                                                Alliance
                                                 Growth            Alliance
                                                    &               Growth            Alliance
                                                 Income           Investors            Quasar
                                                Portfolio         Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $4,352              $274               ($397)
    Realized Gain (Loss) on Investment Activity       5,064               771               3,669
    Change in Unrealized Appreciation
        (Depreciation) of Investments                10,957             1,169               2,787
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                                  20,373             2,214               6,059
                                              --------------     -------------     ---------------
Capital Transactions:
    Contract Deposits and Transfers                 156,792            66,847             103,348
    Cost Of Insurance Charge                        (18,272)           (3,029)             (6,790)
    Policy Loans                                     (5,312)                0                   0
    Contract Withdrawals                                (16)                0                   0
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                       133,192            63,818              96,558
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets             153,565            66,032             102,617
Net Assets, at Beginning of Year                     28,409             3,564                  35
                                              --------------     -------------     ---------------
Net Assets, at End of Year                         $181,974           $69,596            $102,652
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements


                                                                   Dreyfus
                                                                    Small             Dreyfus
                                                Alliance           Company             Stock
                                               Technology           Stock              Index
                                                Portfolio         Portfolio             Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                      ($125)              $39              $5,311
    Realized Gain (Loss) on Investment Activity       4,378                (8)              5,451
    Change in Unrealized Appreciation
        (Depreciation) of Investments                (4,702)              (57)              9,964
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                    (449)              (26)             20,726
                                              --------------     -------------     ---------------
Capital Transactions:
    Contract Deposits and Transfers                  54,243             2,929             171,840
    Cost Of Insurance Charge                         (5,173)             (200)            (18,820)
    Policy Loans                                          0                 0                (422)
    Contract Withdrawals                                  0                 0                (160)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        49,070             2,729             152,438
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets              48,621             2,703             173,164
Net Assets, at Beginning of Year                          0                 0              36,578
                                              --------------     -------------     ---------------
Net Assets, at End of Year                          $48,621            $2,703            $209,742
                                              ==============     =============     ===============

                                                 Dreyfus
                                                  Zero             Fidelity
                                                 Coupon             Asset             Fidelity
                                                  2000             Manager             Growth
                                                Portfolio         Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       $923            $3,173              $5,124
    Realized Gain (Loss) on Investment Activity          (7)            1,667               3,512
    Change in Unrealized Appreciation
        (Depreciation) of Investments                    37             4,615              63,333
                                              --------------     -------------     ---------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                                     953             9,455              71,969
                                              --------------     -------------     ---------------

Capital Transactions:
    Contract Deposits and Transfers                   1,073           114,948             287,086
    Cost Of Insurance Charge                           (423)          (14,287)            (41,435)
    Policy Loans                                          0            (7,298)            (15,118)
    Contract Withdrawals                                  0              (116)             (2,785)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                           650            93,247             227,748
                                              --------------     -------------     ---------------

Total Increase (Decrease) in Net Assets               1,603           102,702             299,717
Net Assets, at Beginning of Year                     15,471            17,854             211,204
                                              --------------     -------------     ---------------
Net Assets, at End of Year                          $17,074          $120,556            $510,921
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                                                                   Fidelity
                                                Fidelity          Investment          Fidelity
                                                  High              Grade              Money
                                                 Income              Bond              Market
                                                Portfolio         Portfolio          Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                       $946              $235              $7,112
    Realized Gain (Loss) on Investment Activity         788               265                   0
    Change in Unrealized Appreciation
        (Depreciation) of Investments                 2,222               170                   0
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   3,956               670               7,112
                                              --------------     -------------     ---------------
Capital Transactions:
    Contract Deposits and Transfers                  39,615            14,040             327,009
    Cost Of Insurance Charge                         (5,194)           (2,375)            (51,240)
    Policy Loans                                    (12,730)           (7,099)            (14,774)
    Contract Withdrawals                                (57)                0                (198)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        21,634             4,566             260,797
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets              25,590             5,236             267,909
Net Assets, at Beginning of Year                     10,791             4,016              79,432
                                              --------------     -------------     ---------------
Net Assets, at End of Year                          $36,381            $9,252            $347,341
                                              ==============     =============     ===============

                                                                                       VanEck
                                                                    VanEck           Worldwide
                                                Fidelity          Worldwide             Hard
                                                Overseas           Balanced            Assets
                                                Portfolio            Fund               Fund
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                     $3,666           ($1,204)                $99
    Realized Gain (Loss) on Investment Activity         603             5,206                  19
    Change in Unrealized Appreciation
        (Depreciation) of Investments                (1,457)              132                (732)
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Operations                                   2,812             4,134                (614)
                                              --------------     -------------     ---------------
Capital Transactions:
    Contract Deposits and Transfers                  76,973           314,530              13,116
    Cost Of Insurance Charge                         (9,851)          (15,171)             (2,615)
    Policy Loans                                     (5,182)           (5,513)                  0
    Contract Withdrawals                               (902)                0                   0
                                              --------------     -------------     ---------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                        61,038           293,846              10,501
                                              --------------     -------------     ---------------
Total Increase (Decrease) in Net Assets              63,850           297,980               9,887
Net Assets, at Beginning of Year                     45,668             7,486               5,159
                                              --------------     -------------     ---------------
Net Assets, at End of Year                         $109,518          $305,466             $15,046
                                              ==============     =============     ===============

                 See Accompanying Notes to Financial Statements

                                                  WP&G               WP&G
                                                Tomorrow           Tomorrow
                                                  Long              Short
                                                  Term               Term
                                                Portfolio         Portfolio
Increase (Decrease) in Net Assets
Operations:
    Net Investment Income (Loss)                        $79              $756
    Realized Gain (Loss) on Investment Activity         113                 3
    Change in Unrealized Appreciation
        (Depreciation) of Investments                   111              (394)
                                              --------------     -------------
 Increase (Decrease) in Net Assets Resulting
    From Operations                                     303               365
                                              --------------     -------------
Capital Transactions:
    Contract Deposits and Transfers                   1,448             7,501
    Cost Of Insurance Charge                           (704)             (167)
    Policy Loans                                          0                 0
    Contract Withdrawals                                  0                 0
                                              --------------     -------------
Increase (Decrease) in Net Assets Resulting
    From Capital Transactions                           744             7,334
                                              --------------     -------------
Total Increase (Decrease) in Net Assets               1,047             7,699
Net Assets, at Beginning of Year                          0                 0
                                              --------------     -------------
Net Assets, at End of Year                           $1,047            $7,699
                                              ==============     =============

                 See Accompanying Notes to Financial Statements

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                          NOTES TO FINANCIAL STATEMENTS

1. History

Variable Account B (the "Account") is a separate investment account established under the provisions of New York Insurance Law by American International Life Assurance Company of New York (the "Company"), a wholly-owned subsidiary of American International Group, Inc. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual flexible premium variable universal life insurance policies (the "policies"). The following products are offered by the Account: Vision and Gallery Life.

The Account invests in shares of AIM Variable Insurance Fund ("AIM Fund"), Alliance Variable Products Series Fund, Inc. ("Alliance Fund"), Dreyfus Variable Investment Fund ("Dreyfus Fund"), Fidelity Investments Variable Insurance Products Fund ("Fidelity Trust"), Fidelity Variable Insurance Products Fund II ("Fidelity Trust II"), Van Eck Investment Trust ("Van Eck Trust") and Weiss, Peck & Greer ("WP&G Tomorrow Fund"). The assets in the policies may be invested in the following subaccounts:

AIM Fund:                                                  Fidelity Trust:
           Capital Appreciation Fund                                  Growth Portfolio
           International Equity Fund                                  High Income Portfolio
                                                                      Money Market Portfolio
                                                                      Overseas Portfolio
Alliance Fund:
           Conservative Investors Portfolio
           Global Bond Portfolio                           Fidelity Trust II:
           Growth Portfolio                                           Asset Manager Portfolio
           Growth & Income Portfolio                                  Contrafund Portfolio
           Growth Investors Portfolio                                 Investment Grade Bond Portfolio
           Money Market Portfolio
           Premier Growth Portfolio                        Van Eck Trust:
           Quasar Portfolio                                           Worldwide Balanced Fund (Fund Closed 06/29/98)
           Technology Portfolio                                       Worldwide Emerging Markets Fund
                                                                      Worldwide Hard Assets Fund

Dreyfus Fund:                                              WP&G Tomorrow Fund:
           Small Company Stock Portfolio                              Tomorrow Long Term Portfolio
           Stock Index Fund                                           Tomorrow Medium Term Portfolio
           Zero Coupon 2000 Portfolio                                 Tomorrow Short Term Portfolio

The Account commenced operations on May 4, 1995.

The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the policies are not chargeable with the liabilities arising out of any other business conducted by the Company.

In addition to the Account, policy owners may also allocate assets of the policies to the Guaranteed Account, which is part of the Company's general account. Amounts allocated to the Guaranteed Account are credited with a guaranteed rate of interest. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933, and the Guaranteed Account has not been registered as an investment company under the Investment Company Act of 1940.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A. Investment Valuation - The investments in the Funds are stated at market value which is the net asset value of each of the respective series as determined at the close of business on the last business day of the period by the Fund.

B. Accounting for Investments - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes - The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized capital gains of the Account.

D. The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions. Actual results could differ from those estimates.

E. The financial statements for 1998 and 1997 have been reclassified to conform to the 1999 presentation.

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)

                               VARIABLE ACCOUNT B

                    NOTES TO FINANCIAL STATEMENTS (continued)

3. Contract Charges

There are charges and deductions which the Company will deduct from each policy. The deductions from each premium payment are a sales charge of 5% plus the state specific premium taxes.

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent on an annual basis to .90% of the account value of the policies. This charge may be decreased to not less than .50% in policy years eleven and greater.

On the policies' issue date and each monthly anniversary, the following deductions are made from the policies' account value:

         (a)      administrative charges
         (b)      insurance charges
         (c)      supplemental benefit charges
         (d)      acquisition and underwriting charges

A transfer charge of $25.00 will be assessed for each transfer in excess of 12 each Policy year.

If the policy is surrendered during the first fourteen policy years, the Company will deduct a surrender charge based on a percentage of first year premium. A pro rata surrender charge will be deducted for any partial surrender. An administrative charge upon partial surrender will be equal to the lessor of $25.00 or 2% of the amount surrendered.

                AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                            OF NEW YORK (AI LIFE)
                             VARIABLE ACCOUNT B

                  NOTES TO FINANCIAL STATEMENTS (continued)

4. Purchases of Investments

For the year ended December 31, 1999, investment activity in the Fund was as follows:

                                                    Cost of           Proceeds
                                                   Purchases          From Sales
Shares of
AIM Fund:
        Capital Appreciation Fund                  $ 21,929           $ 7,442
        International Equity Fund                    23,113             5,092
Alliance Fund:
        Conservative Investors Portfolio             30,338            36,406
        Global Bond Portfolio                             0                 0
        Growth Portfolio                            414,352            96,631
        Growth & Income Portfolio                   276,136           118,641
        Growth Investors Portfolio                   17,060            36,363
        Premier Growth Portfolio                    137,095            23,436
        Quasar Portfolio                             43,545            48,895
        Technology Portfolio                        137,461           102,574
Dreyfus Fund:
        Small Company  Portfolio                     16,142            22,736
        Stock Index Fund                            486,591           177,453
        Zero Coupon 2000 Portfolio                    1,358             1,604
Fidelity Trust:
        Asset Manager Portfolio                     212,368           112,369
        Contrafund Portfolio                         67,230            18,493
        Growth Portfolio                            472,135           164,703
        High Income Portfolio                        62,996            22,389
        Investment Grade Bond Portfolio              24,522            19,714
        Money Market Portfolio                      403,133           700,628
        Overseas Portfolio                           33,811            30,247
Van Eck Trust:
        Worldwide Emerging Markets Fund               8,115             6,039
        Worldwide Hard Assets Fund                   14,262            10,250
        Worldwide Balanced Fund                           0                 0
WP&G Tomorrow Fund:
        Tomorrow Long Term Portfolio                    966               654
        Tomorrow Short Term Portfolio                   291             8,149

                AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                            OF NEW YORK (AI LIFE)
                             VARIABLE ACCOUNT B

                  NOTES TO FINANCIAL STATEMENTS (continued)

4. Purchases of Investments (continued)

For the year ended December 31, 1998, investment activity in the Fund was as follows:

                                                 Cost of           Proceeds
                                                Purchases         From Sales
Shares of
AIM Fund:
        Capital Appreciation Fund                  $ 41,090           $ 5,698
        International Equity Fund                    48,023            13,817
Alliance Fund:
        Conservative Investors Portfolio             16,659             2,503
        Global Bond Portfolio                            25                25
        Growth Portfolio                            335,018            64,273
        Growth & Income Portfolio                   321,401            80,021
        Growth Investors Portfolio                   61,367            28,296
        Premier Growth Portfolio                    134,550            15,636
        Quasar Portfolio                             42,436            18,065
        Technology Portfolio                         76,713             9,256
Dreyfus Fund:
        Small Company  Portfolio                     44,897             7,257
        Stock Index Fund                            479,371           191,520
        Zero Coupon 2000 Portfolio                    1,430               902
Fidelity Trust:
        Asset Manager Portfolio                     178,285            70,713
        Contrafund Portfolio                         75,745             7,100
        Growth Portfolio                            450,845           155,477
        High Income Portfolio                        73,064            11,194
        Investment Grade Bond Portfolio              21,374             4,462
        Money Market Portfolio                    1,010,895           868,182
        Overseas Portfolio                           67,338            20,383
Van Eck Trust:
        Worldwide Emerging Markets Fund              17,116             2,269
        Worldwide Hard Assets Fund                   25,534            13,176
        Worldwide Balanced Fund                     184,339           438,993
WP&G Tomorrow Fund:
        Tomorrow Long Term Portfolio                  1,223             1,068
        Tomorrow Short Term Portfolio                 1,148             1,289

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                              OF NEW YORK (AI LIFE)
                               VARIABLE ACCOUNT B

                    NOTES TO FINANCIAL STATEMENTS (continued)

5.  Net Increase (Decrease) in Accumulation Units

For the year ended December 31, 1999, transactions in accumulation units of the account were as follows:

                                                            AIM                    AIM                 Alliance
                                                          Capital             International          Conservative
                                                        Appreciation             Equity               Investors
                                                    1       Fund           1      Fund           1    Portfolio

                                                      -----------------      ----------------      -----------------
      Units Purchased                                         1,815.88              1,518.69                 837.47
      Units Withdrawn                                          (768.83)              (597.31)               (230.29)
      Units Transferred Between Funds                            34.44                351.75              (1,264.27)
      Units Transferred From (To) AI Life                         0.00                  0.00                   0.00

                                                      -----------------      ----------------      -----------------
      Net Increase (Decrease)                                 1,081.49              1,273.13                (657.09)
      Units, at Beginning of the Year                         3,326.20              2,934.43               2,033.26

                                                      -----------------      ----------------      -----------------
      Units, at End of the Year                               4,407.69              4,207.56               1,376.17

                                                      =================      ================      =================

      Unit Value at December 31, 1999               $            16.30     $           17.78     $            13.47

                                                      =================      ================      =================

                                                                            Alliance
                                                                             Growth               Alliance
                                                     Alliance                  &                   Growth
                                                      Growth                 Income               Investors
                                               1    Portfolio         1    Portfolio         1    Portfolio

                                                 -----------------      -----------------      ----------------
Units Purchased                                         10,603.38              10,168.74                235.79
Units Withdrawn                                         (6,163.30)             (4,414.12)              (296.12)
Units Transferred Between Funds                          6,748.91                (693.70)            (1,668.63)
Units Transferred From (To) AI Life                          0.00                   0.00                  0.00

                                                 -----------------      -----------------      ----------------
Net Increase (Decrease)                                 11,188.99               5,060.92             (1,728.96)
Units, at Beginning of the Year                         27,622.72              23,900.60              7,579.30

                                                 -----------------      -----------------      ----------------
Units, at End of the Year                               38,811.71              28,961.52              5,850.34

                                                 =================      =================      ================

Unit Value at December 31, 1999                $            28.74     $            21.20     $           17.54

                                                 =================      =================      ================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.

                                                     Alliance               Alliance
                                                     Premier                Premier               Alliance
                                                      Growth                 Growth                Quasar
                                               1    Portfolio         2    Portfolio         1    Portfolio

                                                 -----------------      -----------------      ----------------
Units Purchased                                          4,266.78                   0.00              2,128.54
Units Withdrawn                                         (1,445.24)                  0.00             (3,979.84)
Units Transferred Between Funds                          4,110.34                   0.00              1,477.91
Units Transferred From (To) AI Life                          0.00                   0.00                  0.00
                                                 -----------------      -----------------      ----------------
Net Increase (Decrease)                                  6,931.88                   0.00               (373.39)
Units, at Beginning of the Year                          9,084.83                   0.00              9,743.20
                                                 -----------------      -----------------      ----------------
Units, at End of the Year                               16,016.71                   0.00              9,369.81
                                                 =================      =================      ================

Unit Value at December 31, 1999                $            19.75     $            20.26     $           13.32
                                                 =================      =================      ================


                                                                                                   Dreyfus
                                                                                                    Small
                                                     Alliance               Alliance               Company
                                                      Quasar               Technology               Stock
                                               2    Portfolio         1    Portfolio         1    Portfolio

                                                 -----------------      -----------------      ----------------
Units Purchased                                              0.00               4,121.07              1,483.93
Units Withdrawn                                              0.00              (4,043.52)            (1,494.67)
Units Transferred Between Funds                              0.00               2,047.47               (607.64)
Units Transferred From (To) AI Life                          0.00                   0.00                  0.00

                                                 -----------------      -----------------      ----------------
Net Increase (Decrease)                                      0.00               2,125.02               (618.38)
Units, at Beginning of the Year                              0.00               9,426.69              4,108.77

                                                 -----------------      -----------------      ----------------
Units, at End of the Year                                    0.00              11,551.71              3,490.39

                                                 =================      =================      ================

Unit Value at December 31, 1999                $            10.61     $            30.88     $           10.59

                                                 =================      =================      ================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.

                                                                            Dreyfus
                                                     Dreyfus                  Zero                Fidelity
                                                      Stock                  Coupon                 Asset
                                                      Index                   2000                 Manager
                                               1       Fund           1    Portfolio         1    Portfolio

                                                 -----------------      -----------------      ----------------
Units Purchased                                         12,398.07                  (4.45)             9,017.71
Units Withdrawn                                         (8,191.82)                (76.30)            (5,407.11)
Units Transferred Between Funds                          9,569.02                  (6.29)             1,574.45
Units Transferred From (To) AI Life                          0.00                   0.00                  0.00

                                                 -----------------      -----------------      ----------------
Net Increase (Decrease)                                 13,775.27                 (87.04)             5,185.05
Units, at Beginning of the Year                         29,504.15               1,548.03             15,052.98

                                                 -----------------      -----------------      ----------------
Units, at End of the Year                               43,279.42               1,460.99             20,238.03

                                                 =================      =================      ================

Unit Value at December 31, 1999                $            23.97     $            11.76     $           17.23

                                                 =================      =================      ================

                                                                                                  Fidelity
                                                     Fidelity               Fidelity                High
                                                    Contrafund               Growth                Income
                                               1    Portfolio         1    Portfolio         1    Portfolio
                                                 -----------------      -----------------      ----------------
Units Purchased                                          3,848.68              12,848.81              4,594.61
Units Withdrawn                                         (1,367.45)             (8,534.23)            (1,517.80)
Units Transferred Between Funds                            733.96               5,481.12               (640.89)
Units Transferred From (To) AI Life                          0.00                   0.00                  0.00
                                                 -----------------      -----------------      -----------------
Net Increase (Decrease)                                  3,215.19               9,795.70              2,435.92
Units, at Beginning of the Year                          6,295.21              52,617.34              6,877.72
                                                 -----------------      -----------------      ----------------
Units, at End of the Year                                9,510.40              62,413.04              9,313.64
                                                 =================      =================      ================

Unit Value at December 31, 1999                $            15.95     $            25.28     $           13.47
                                                 =================      =================      ================



Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.


                                                          Fidelity
                                                         Investment             Fidelity
                                                           Grade                  Money                Fidelity
                                                            Bond                 Market                Overseas
                                                    1    Portfolio         1    Portfolio        1    Portfolio

                                                      -----------------      ----------------      -----------------
      Units Purchased                                         1,218.50             26,873.79               1,931.15
      Units Withdrawn                                          (797.33)            (5,677.73)               (980.78)
      Units Transferred Between Funds                          (100.44)           (47,794.33)             (1,053.11)
      Units Transferred From (To) AI Life                         0.00                  0.00                   0.00

                                                      -----------------      ----------------      -----------------
      Net Increase (Decrease)                                   320.73            (26,598.27)               (102.74)
      Units, at Beginning of the Year                         2,273.54             42,722.57              11,591.32

                                                      -----------------      ----------------      -----------------
      Units, at End of the Year                               2,594.27             16,124.30              11,488.58

                                                      =================      ================      =================

      Unit Value at December 31, 1999               $            11.80     $           11.94     $            19.90

                                                      =================      ================      =================

                                                     Van Eck                Van Eck                 WP&G
                                                    Worldwide              Worldwide              Tomorrow
                                                     Emerging                 Hard                  Long
                                                     Markets                 Assets                 Term
                                               1       Fund           1       Fund           1    Portfolio

                                                 -----------------      -----------------      ----------------
Units Purchased                                            610.30               1,312.26                 57.41
Units Withdrawn                                           (217.14)               (780.12)               (45.94)
Units Transferred Between Funds                           (144.00)                (26.99)                 0.00
Units Transferred From (To) AI Life                          0.00                   0.00                  0.00

                                                 -----------------      -----------------      ----------------
Net Increase (Decrease)                                    249.16                 505.15                 11.47
Units, at Beginning of the Year                          2,026.96               2,447.21                 92.04

                                                 -----------------      -----------------      ----------------
Units, at End of the Year                                2,276.12               2,952.36                103.51

                                                 =================      =================      ================

Unit Value at December 31, 1999                $            12.04     $             9.31     $           16.15

                                                 =================      =================      ================

                                                       WP&G
                                                     Tomorrow
                                                      Short
                                                       Term
                                               1    Portfolio

                                                 -----------------
Units Purchased                                             25.19
Units Withdrawn                                           (606.37)
Units Transferred Between Funds                              0.00
Units Transferred From (To) AI Life                          0.00

                                                 -----------------
Net Increase (Decrease)                                   (581.18)
Units, at Beginning of the Year                            604.08

                                                 -----------------
Units, at End of the Year                                   22.90

                                                 =================

Unit Value at December 31, 1999                $            13.73

                                                 =================

Footnote 1 are the Vision funds.
Footnote 2 are the Gallery Life funds.

                                   APPENDIX A

                   Maximum Initial Surrender Charge Per $1,000
                        of Initial Specified Face Amount



          Issue Age          Sex             Smoker Status      Surrender Charge
          ---------          ---             -------------      ----------------

             25             Male               Nonsmoker                $16.00
             35             Male               Nonsmoker                20.00
             45             Male               Nonsmoker                27.00
             55             Male               Nonsmoker                38.00
             65             Male               Nonsmoker                38.00
             75             Male               Nonsmoker                38.00
             25             Male                Smoker                  18.00
             35             Male                Smoker                  23.00
             45             Male                Smoker                  33.00
             55             Male                Smoker                  40.00
             65             Male                Smoker                  40.00
             75             Male                Smoker                  40.00
             25            Female              Nonsmoker                15.00
             35            Female              Nonsmoker                18.00
             45            Female              Nonsmoker                24.00
             55            Female              Nonsmoker                33.00
             65            Female              Nonsmoker                37.00
             75            Female              Nonsmoker                37.00
             25            Female               Smoker                  16.00
             35            Female               Smoker                  20.00
             45            Female               Smoker                  26.00
             55            Female               Smoker                  37.00
             65            Female               Smoker                  37.00
             75            Female               Smoker                  37.00

                                   APPENDIX B

                          AVERAGE ANNUAL TOTAL RETURNS

                                (As of 12/31/99)

                                                                                                           LIFE OF
  FUND NAME (INCEPTION DATE)                                     1 YEAR     3 YEAR     5 YEAR     10 YEAR     FUND
  --------------------------------------------------------------------------------------------------------------------

  ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

       Premier Growth (6/26/92)                                    32.32%     37.87%     36.03%     N/A        26.31%
       Quasar (8/5/96)                                             17.08%      9.87%        N/A     N/A        10.63%
       Growth and Income (1/14/91)                                 11.37%     20.14%     23.91%     N/A        15.48%
       Growth (9/15/94)                                            34.47%     31.05%     31.35%     N/A        30.61%
       North American Government Income (5/3/94)                    8.90%      7.50%     12.59%     N/A         8.54%

  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

       VP Income & Growth Fund (10/30/97)                          18.02%      N/A        N/A         N/A        24.69%
       VP International (5/1/94)                                   64.04%     32.21%     24.28%     N/A        20.07%

  BERGER INSTITUTIONAL PRODUCTS TRUST

       IPT New Generation (5/1/00) (1)                             144.20     55.10       N/A         N/A      47.50%
       IPT Small Company Growth (5/1/96) (2)                       91.45%     33.21%     N/A        N/A        26.24%

  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II AND III

       VIP II Index 500 (8/27/92)                                  20.52%     27.11%     28.16%     N/A        21.07%
       VIP II Contrafund (1/3/95)                                  24.25%     26.10%    N/A         N/A        27.73%
       VIP III Balanced (1/3/95)                                    4.55%     14.54%    N/A         N/A        13.50%

  GOLDMAN SACHS VARIABLE INSURANCE TRUST

       Global Income (1/12/98) (3)                                 -1.01%    N/A        N/A         N/A         3.59%
       CORESM Large Cap Growth (2/13/98)                           35.42%    N/A        N/A         N/A        27.69%
       CORESM U.S. Equity (2/13/98)                                24.30%    N/A        N/A         N/A        20.75%
       International Equity (1/12/98) (4)                          31.85%    N/A        N/A         N/A        26.26%

  MORGAN STANLEY UNIVERSAL INSTITUTIONAL FUNDS

       Emerging Markets Equity (10/1/96)                           94.70%     13.98%    N/A         N/A        12.13%
       Fixed Income (1/2/97)                                       -1.63%    N/A        N/A         N/A         5.29%
       High Yield (1/2/97)                                          7.10%    N/A        N/A         N/A         8.43%
       Mid Cap Growth (10/18/99)                                    N/A      N/A        N/A         N/A     38.40%*
       Mid Cap Value (1/2/97)                                      20.11%    N/A        N/A         N/A        25.25%
       Technology (11/30/99)                                        N/A      N/A        N/A         N/A     24.16%*
       Money Market (1/4/99) (5)                                    4.65%    N/A        N/A         N/A         4.65%

  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST(6)
       AMT Partners Portfolio (3/22/94)                             7.37%     13.67%     21.04%     N/A        17.47%

  PIMCO VARIABLE INSURANCE TRUST

       Long -Term U.S. Government (4/30/99)                        N/A        N/A        N/A        N/A           N/A
       Total Return Bond (12/31/97) (7)                            -0.58%     N/A        N/A        N/A         3.91%

  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS  TRUST (VIP)

  (8)

       Templeton International Securities- Class 2 (5/1/92)        23.23%     15.21%     17.03%     N/A        15.25%
       Templeton Developing Markets Securities- Class 2            53.27%     -5.08%    N/A         N/A        -5.45%
  (3/1/96)

       Templeton Growth Securities - Class 2 (3/15/94)             20.84%     14.34%     15.36%     N/A        13.73%

  --------------------------------------------------------------------------------------------------------------------
* Period less than one year, return is cumulative not annualized.

This performance information reflects the total income generated by the Fund net of total fund operating expenses, plus capital gains and losses, realized or unrealized and assumes reinvestment of dividends and distributions. The data assumes the relevant subaccount was in existence on the Fund's inception date. The performance results do not reflect: monthly deductions; cost of insurance; surrender charges; sales loads; mortality and expense risk charges; DAC taxes; and any state or local premium taxes. If these charges were included, the total return figures would be lower. These charges and deductions can have a significant effect on policy, account, insurance benefits and cash surrender values, as illustrated in the prospectus. Past performance cannot predict or guarantee future results. The investment return and principal value will fluctuate, so that units, when redeemed may be worth more or less than their original cost. For more information, please refer to the Funds Prospectus.

(1) The performance information shown is for the Berger New Generation Fund, a corresponding retail Berger Fund that has the same investment objectives and substantially the same investment strategies as the Berger IPT-New Generation Fund, which commences operations on May 1, 2000. This information is not a substitute for the performance of the Berger IPT-New Generation Fund, and is not an indication of its past or future performance. Differences in asset size and in cash flows are likely to cause the performance of the Funds to differ. In addition, the performance information shown does not reflect the deduction of charges or expenses attributable to the variable insurance contract through which the Berger IPT-New Generation Fund's shares purchased, which would lower returns. Given the Fund's focus on leading edge companies and those in rapidly changing industries, its investment may involve greater risks and price volatility than those in companies in more stable industries. IPO's have made a significant contribution to the Fund's recent performance. There can be no assurance that such contribution will continue.

(2) Investments in small companies may involve greater risks, including price volatility, and rewards than investments in larger companies.

(3) A fund's foreign investments and active management techniques entail risks in addition to those customarily associated with investing in dollar-denominated securities of U.S. issuers. Compared with U.S. securities markets, foreign markets may be less liquid, more volatile and less subject to governmental regulation, and may make available less public information about issuers. The fund may incur losses because of changes in securities prices expressed in local currencies, movements in exchange rates, or both. These risks are more fully described in the prospectus.

(4) In particular, the securities markets of emerging countries in which certain funds may invest without limit are less liquid, subject to greater price volatility, have smaller market capitalizations, have problems with share registration and custody, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

(5) Investment in the Money Market Portfolio is neither insured nor guaranteed by the FDIC or the U.S. Government. There can be no assurance that the portfolio will be able to maintain a stable net asset value.

(6) Shares of the separate AMT Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the AMT Portfolios may be purchased only by life insurance companies, to be used with their separate accounts which fund variable annuity and variable life insurance policies. Neuberger Berman Management may absorb certain expenses of the AMT Portfolios. Without this arrangement which is subject to change, the total returns of the portfolios could have been less. Total return includes reinvestment of dividends and capital gains distributions. Performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than the original cost. Please read the prospectus carefully before you invest or send money.

     The investments for the AMT Portfolios are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the AMT Portfolios. You should be aware that the AMT Portfolios are likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the AMT Portfolios can be expected to vary from those of the other mutual funds.

(7) The Total Return Bond Portfolio may invest a portion of its assets in foreign securities. Investments in foreign securities and markets pose different and possibly greater risk than those customarily associated with domestic securities, including currency fluctuations, foreign taxes and political instability.

(8) Standardized performance for Class 2 shares represents a `blended' figure containing (a) for periods prior to Class 2's inception on 5/1/97, historical results of Class 1 shares; and (b) for periods after 5/1/97, Class 2 results reflecting an additional 12b-1 fee expense which also affects all future performance. Blended figures assume reinvestment of dividends and capital gains.


                                  [Back cover]

The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains additional information about American International Life Assurance Company of New York, the policy and the Separate Account which may be of interest to you. The Web site also contains additional information about the policy's variable investment options.

                           Part II - Other Information

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission theretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                 REPRESENTATION

American International Life Assurance Company of New York represents that the fees and charges deducted under the Policy covered by this registration statement, in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                 INDEMNIFICATION

Under its Bylaws, the Company, to the full extent permitted by New York law shall indemnify any person who was or is a party to any proceeding (whether brought by or in right of the Company or otherwise) by reason of the fact that he or she is or was a Director of the Company, or while a Director of the Company, is or was serving at the request of the Company as a Director, Officer, partner, Trustee, Employee, or Agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

The company shall extend such indemnification, as is provided to directors above, to any person, not a director of the Company, who is or was an officer of the Company or is or was serving at the request of the Company as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise or employee benefit plan. In addition, the Board of Directors of the Company may, by resolution, extend such further indemnification to an officer or such other person as may to it seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to such provision of the bylaws or statutes or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission, such indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Policies issued by Variable Account II, the Company will unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

     The facing sheet.
     The Prospectus consisting of ___ pages.
     The undertaking to file reports.
     Representation.
     The signatures

     Written consents of the following persons:

         Kenneth D. Walma
         Jorden Burt Cicchetti Berenson & Johnson LLP
         Michael Burns
         A. Hasan Qureshi
         PricewaterhouseCoopers, LLP
         Powers of Attorney

The following exhibits:

1. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2, unless indicated otherwise.

     (1) Certificate of Resolution for American International Life Assurance Company of New York, dated June 5, 1986, authorizing the issuance and sale of variable life contracts.*

     (2)  N/A

     (3)  Principal  Underwriter's Agreement between American International Life
          Assurance  Company  of  New  York  and  American   International  Fund
          Distributors, dated August 15, 1989.*

     (4)  N/A

     (5) (a) Form of Flexible Premium Variable Universal Life Insurance Policy (2VUL1294NY)*

          (b)  Form of Group Variable Universal Life Policy (2VUL1294NY-G)*

          (c)  Form  of   Certificate   of   Group   Variable   Universal   Life
               (2VUL1294NY-C)*

          (d)  Form  of  Group   Flexible   Variable   Life   Insurance   Policy
               (21GVULD997)**

          (e) Form of Certificate of Group Flexible Variable Universal Life (26GVULD997)**

     (6) (a) By-Laws of American International Life Assurance Company of New York, (as amended on 3/25/75);*

          (b) Charter of American International Life Assurance Company of New York, dated March 5, 1962;*

          (c) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated February 4, 1972;*

          (d) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated January 18, 1985;*

          (e) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 1, 1987;*

          (f) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated March 22, 1989;*

          (g) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 27, 1991*

     (7)  N/A.

     (8)  (a) Powers of Attorney***

          (b)  Power of Attorney of Paul S. Bell****

          (c)  Power of Attorney  of Michele L.  Abruzzo****

          (d)  Power of Attorney of Robinson K. Nottingham****

          (e)  Power of Attorney of Edmund  Sze-Wing  Tse****

          (f)  Power of Attorney  of  Elizabeth  M. Tuck****

          (g)  Power of Attorney of John Oehmke****
     (9)  N/A.

     (10) (a) Form of Life Insurance Application (24APP0396NY)*

          (b)  Form of Supplemental Application (2VULSUP1294NY)*

          (c)  Form of Group Life Insurance Application (24GVAPP997)**

          (d)  Form of Supplemental Application (24GVSUP997)**

     (11) Code of Ethics

           N/A

2. Opinion and Consent of Counsel as to legality of securities being registered (filed electronically herewith).

3.   Consent of Actuary (filed electronically herewith).

4.   N/A.

5. Consent of Independent Certified Public Accountants (filed electronically herewith).

6. Consent of Jorden Burt Boros Cicchetti Berenson & Johnson LLP (filed electronically herewith).

7.   Memorandum Regarding Administrative Procedures*

* Incorporated by reference to Registrant's Post-Effective Amendment, No. 4 filed on Form S-6 (File No. 33-90686), dated October 27, 1998.

** Incorporated by reference to Registrant's filing filed on Form S-6 (File No. 333-48457), dated March 23, 1998.

*** Incorporated by reference to Registrant's Post-Effective Amendment, No 2 filed on Form S-6 (File No. 33-90686), dated May 1, 1997.

**** Incorporated by reference to Registrant's Post-Effective Amendment, No 12 filed on Form N-4 (File No. 33-39170), dated April 28, 2000.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Wilmington, and State of Delaware on this 1st day of May, 2000.

                                            VARIABLE ACCOUNT B
                                            -------------------------------
                                                     (Registrant)

                                            By: AMERICAN INTERNATIONAL LIFE
                                            ASSURANCE COMPANY OF NEW YORK
                                            ---------------------------------
                                                     (Sponsor)

                                            By: /s/ Kenneth D. Walma
                                            ---------------------------------
                                            Kenneth D. Walma, Vice President and
                                            General Counsel

Pursuant  to  the   requirements  of  the  Securities  and  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                           Title                        Date

Michele L. Abruzzo*                 Director                    May 1, 2000
------------------
/s/ Michele L. Abruzzo

Paul S. Bell*                       Director                    May 1, 2000
------------------
/s/ Paul Bell

Marion E. Fajen*                    Director                    May 1, 2000
------------------
/s/ Marion E. Fajen

Patrick J. Foley*                   Director                    May 1, 2000
------------------
/s/ Patrick J. Foley

Cecil C. Gamwell, III*              Director                    May 1, 2000
------------------
/s/ Cecil C. Gamwell, III

Maurice R. Greenberg*               Director                    May 1, 2000
------------------
/s/ Maurice R. Greenberg

Jack R. Harnes*                     Director                    May 1, 2000
------------------
/s/ Jack R. Harnes

John I. Howell*                     Director                    May 1, 2000
------------------
/s/ John I. Howell

Jerome T. Muldowney*                Director                    May 1, 2000
------------------
/s/ Jerome T. Muldowney

Robinson K. Nottingham*             Director                    May 1, 2000
------------------
/s/ Robinson K. Nottingham

John Oehmke*                        Chief Financial             May 1, 2000
__________________                  Officer
/s/ John Oehmke

Nicholas A. O'Kulich*               Director                    May 1, 2000
------------------
/s/ Nicholas A. O'Kulich

Edmund Sze-Wing Tse*                Director                    May 1, 2000
------------------
/s/ Edmund Sze-Wing Tse

Elizabeth M. Tuck*                  Secretary                   May 1, 2000
------------------
/s/ Elizabeth M. Tuck

Gerald Walter Wyndorf*              Director                    May 1, 2000
------------------
/s/ Gerald Walter Wyndorf

By: /s/ Kenneth D. Walma

       Kenneth D. Walma
       Attorney in Fact

                                INDEX TO EXHIBITS



EXHIBIT

2.   Opinion of Counsel

3.   Consent of Actuary

5.   Consent of Independent Accountants

6.   Consent of JordenBurt